UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite
Index Fund

August 31, 2010

1.805766.106

EIF-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,196	$ 12,367
Ballard Power Systems, Inc. (a)(d)	6,442	11,419
China Automotive Systems, Inc. (a)(d)	2,230	31,175
China XD Plastics Co. Ltd. (a)(d)	4,588	25,830
Dorman Products, Inc. (a)	1,496	35,081
Exide Technologies (a)	5,824	24,403
Federal-Mogul Corp. Class A (a)	7,311	111,822
Fuel Systems Solutions, Inc. (a)	1,416	45,921
Gentex Corp.	9,673	169,955
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	19,263	8,701
Shiloh Industries, Inc. (a)	1,044	8,822
SORL Auto Parts, Inc. (a)(d)	1,464	12,532
Spartan Motors, Inc.	2,787	10,841
Strattec Security Corp.	130	2,623
Tongxin International Ltd. (a)	3,086	12,653
Wonder Auto Technology, Inc. (a)(d)	2,915	22,446
		546,591
Automobiles - 0.1%
Kandi Technologies Corp. (a)(d)	3,592	10,920
Tesla Motors, Inc. (a)(d)	6,737	132,315
		143,235
Distributors - 0.1%
Audiovox Corp. Class A (a)	1,524	9,647
Core-Mark Holding Co., Inc. (a)	1,192	30,861
LKQ Corp. (a)	10,023	186,428
		226,936
Diversified Consumer Services - 0.6%
American Public Education, Inc. (a)	1,761	43,761
Apollo Group, Inc. Class A (non-vtg.) (a)	11,016	467,960
Cambium Learning Group, Inc. (a)	3,505	9,954
Capella Education Co. (a)	1,115	69,777
Career Education Corp. (a)	6,010	105,355
ChinaCast Education Corp. (a)	2,890	17,051
Coinstar, Inc. (a)	2,282	99,267
Collectors Universe, Inc.	712	9,263
Corinthian Colleges, Inc. (a)(d)	6,096	29,748
Education Management Corp. (d)	10,029	80,934
Grand Canyon Education, Inc. (a)	3,280	56,055
Learning Tree International, Inc.	1,097	9,697
Lincoln Educational Services Corp. (a)	2,889	31,548
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Matthews International Corp. Class A	2,184	$ 68,774
National American University Holdings, Inc.	1,000	4,890
Nobel Learning Communities, Inc. (a)	750	4,868
Princeton Review, Inc. (a)	2,376	4,443
Steiner Leisure Ltd. (a)	938	33,402
Stewart Enterprises, Inc. Class A	6,460	30,750
StoneMor Partners LP	1,100	26,389
Strayer Education, Inc. (d)	1,084	156,942
		1,360,828
Hotels, Restaurants & Leisure - 1.8%
AFC Enterprises, Inc. (a)	2,444	26,273
Ambassadors Group, Inc.	1,175	12,896
Ambassadors International, Inc. (a)	975	2,603
Ameristar Casinos, Inc.	4,267	70,021
Benihana, Inc. (a)	188	1,245
Benihana, Inc. Class A (sub. vtg.) (a)	376	2,425
BJ's Restaurants, Inc. (a)(d)	1,953	46,755
Bob Evans Farms, Inc.	2,352	60,094
Buffalo Wild Wings, Inc. (a)	1,324	55,370
California Pizza Kitchen, Inc. (a)	1,973	30,305
Caribou Coffee Co., Inc. (a)	2,780	26,049
Carrols Restaurant Group, Inc. (a)	1,153	5,050
Century Casinos, Inc. (a)	1,085	2,083
China Lodging Group Ltd. ADR	615	12,915
Churchill Downs, Inc.	1,407	48,359
Cosi, Inc. (a)	1,996	1,577
Cracker Barrel Old Country Store, Inc.	1,713	76,417
Ctrip.com International Ltd. sponsored ADR (a)	10,808	437,616
Denny's Corp. (a)	9,181	21,897
Einstein Noah Restaurant Group, Inc. (a)	1,406	13,807
eLong, Inc. sponsored ADR (a)	893	14,109
Empire Resorts, Inc. (a)	4,691	3,800
Famous Dave's of America, Inc. (a)	1,672	13,861
Gaming Partners International Corp.	597	3,558
Great Wolf Resorts, Inc. (a)	2,070	4,099
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,920	80,563
International Speedway Corp. Class A	1,932	44,223
Interval Leisure Group, Inc. (a)	4,080	51,041
Isle of Capri Casinos, Inc. (a)	2,440	17,275
Jack in the Box, Inc. (a)	3,980	80,316
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Jamba, Inc. (a)	4,136	$ 7,362
Lakes Entertainment, Inc. (a)	1,385	2,756
McCormick & Schmick's Seafood Restaurants (a)	992	6,150
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	12,861	50,158
Monarch Casino & Resort, Inc. (a)	2,000	19,040
Morgans Hotel Group Co. (a)	2,134	13,316
MTR Gaming Group, Inc. (a)	1,922	3,825
Multimedia Games, Inc. (a)	3,590	12,529
O'Charleys, Inc. (a)	1,573	8,667
P.F. Chang's China Bistro, Inc.	1,750	74,918
Panera Bread Co. Class A (a)	2,203	176,108
Papa John's International, Inc. (a)	2,041	48,596
Peet's Coffee & Tea, Inc. (a)	1,065	36,508
Penn National Gaming, Inc. (a)	5,859	165,107
PokerTek, Inc. (a)(d)	568	335
Premier Exhibitions, Inc. (a)	1,302	2,200
Red Robin Gourmet Burgers, Inc. (a)	1,445	26,776
Rick's Cabaret International, Inc. (a)	524	3,170
Ruth's Hospitality Group, Inc. (a)	3,483	11,389
Scientific Games Corp. Class A (a)	6,896	70,408
Shuffle Master, Inc. (a)	4,163	33,096
Sonic Corp. (a)	4,347	33,341
Starbucks Corp.	53,612	1,232,540
Texas Roadhouse, Inc. Class A (a)	5,066	67,175
The Cheesecake Factory, Inc. (a)	4,500	100,755
Town Sports International Holdings, Inc. (a)	1,521	3,985
Wynn Resorts Ltd.	9,217	742,982
		4,219,794
Household Durables - 0.2%
Bassett Furniture Industries, Inc. (a)	931	4,413
Cavco Industries, Inc. (a)	956	32,036
CTI Industries Corp.	672	3,797
Deer Consumer Products, Inc. (a)	2,580	20,640
Dixie Group, Inc. (a)	767	2,462
Flexsteel Industries, Inc.	620	8,773
Garmin Ltd. (d)	14,655	389,970
Helen of Troy Ltd. (a)	1,916	42,641
Hooker Furniture Corp.	696	6,508
iRobot Corp. (a)	2,106	34,896
Lifetime Brands, Inc. (a)	634	8,648
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Palm Harbor Homes, Inc. (a)	1,659	$ 2,737
Stanley Furniture Co., Inc. (a)	624	2,390
Universal Electronics, Inc. (a)	1,462	27,968
		587,879
Internet & Catalog Retail - 3.0%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	2,778
Amazon.com, Inc. (a)	32,860	4,101,914
Bidz.com, Inc. (a)	6,158	9,853
Blue Nile, Inc. (a)(d)	1,069	43,893
dELiA*s, Inc. (a)	2,226	3,116
Drugstore.com, Inc. (a)	9,138	14,347
Expedia, Inc.	18,760	428,854
Gaiam, Inc. Class A	839	4,505
Hollywood Media Corp. (a)	1,921	2,036
HSN, Inc. (a)	4,190	110,155
Liberty Media Corp. Interactive Series A (a)	43,404	457,912
MakeMyTrip Ltd.	2,600	88,400
Netflix, Inc. (a)	3,894	488,775
NutriSystem, Inc. (d)	2,558	44,918
Overstock.com, Inc. (a)	2,066	29,027
PetMed Express, Inc. (d)	1,606	24,813
Priceline.com, Inc. (a)	3,537	1,030,965
Shutterfly, Inc. (a)	2,004	44,549
SinoCoking Coal and Coke Chemical Industries, Inc. (a)(d)	1,300	18,967
US Auto Parts Network, Inc. (a)	2,459	20,213
ValueVision Media, Inc. Class A (a)	2,128	4,256
Vitacost.com, Inc.	2,000	11,200
		6,985,446
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. (a)	607	4,243
Clarus Corp. (a)	630	3,950
Escalade, Inc. (a)	749	3,700
Gametech International, Inc. (a)	660	238
JAKKS Pacific, Inc. (a)	2,354	35,075
Johnson Outdoors, Inc. Class A (a)	771	7,671
Mattel, Inc.	26,751	561,503
Pool Corp.	3,471	64,040
RC2 Corp. (a)	1,393	25,645
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Smith & Wesson Holding Corp. (a)	5,026	$ 18,848
Summer Infant, Inc. (a)	548	4,214
		729,127
Media - 5.6%
AirMedia Group, Inc. ADR (a)	3,030	11,060
Alloy, Inc. (a)	1,582	15,187
Ascent Media Corp. (a)	1,358	36,265
Beasley Broadcast Group, Inc. Class A (a)	689	2,453
Carmike Cinemas, Inc. (a)	861	5,209
Central European Media Enterprises Ltd. Class A (a)(d)	4,193	89,227
China MediaExpress Holdings, Inc. (a)(d)	2,750	23,485
China Yida Holding Co. (a)	1,936	19,070
CKX, Inc. (a)	7,153	33,548
Comcast Corp.:
Class A	152,627	2,612,974
Class A (special) (non-vtg.)	53,216	855,181
Crown Media Holdings, Inc. Class A (a)(d)	22,356	47,842
CTC Media, Inc.	11,186	200,229
Cumulus Media, Inc. Class A (a)	3,181	6,712
Daily Journal Corp. (a)	100	6,776
DIRECTV (a)	65,644	2,489,220
Discovery Communications, Inc. (a)	9,858	372,140
Discovery Communications, Inc. Class C (a)	10,486	354,427
DISH Network Corp. Class A	15,673	281,330
DreamWorks Animation SKG, Inc. Class A (a)	5,496	162,846
Emmis Communications Corp. Class A (a)	2,486	3,828
Fisher Communications, Inc. (a)	612	10,208
Focus Media Holding Ltd. ADR (a)(d)	9,688	184,944
Global Sources Ltd. (a)	4,093	28,610
Global Traffic Network, Inc. (a)	1,198	6,170
Harris Interactive, Inc. (a)	4,199	3,863
IMAX Corp. (a)	4,777	67,499
Insignia Systems, Inc. (a)	738	4,539
interCLICK, Inc. (a)	1,301	4,801
Knology, Inc. (a)	3,599	42,216
Lamar Advertising Co. Class A (a)	5,427	142,242
Liberty Global, Inc.:
Class A (a)	10,349	284,804
Class B (a)	234	6,482
Class C (a)	8,587	236,486
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.:
Capital Series A (a)	6,770	$ 305,192
Starz Series A (a)	3,751	224,085
LodgeNet Entertainment Corp. (a)	2,000	5,100
Madison Square Garden, Inc. Class A (a)	4,450	87,153
MDC Partners, Inc. Class A (sub. vtg.)	1,884	22,005
Mediacom Communications Corp. Class A (a)	4,507	26,050
Morningstar, Inc. (a)	3,650	147,643
National CineMedia, Inc.	3,385	53,788
Navarre Corp. (a)	871	2,117
Net Servicos de Comunicacao SA sponsored ADR (a)	4,583	58,342
New Frontier Media, Inc. (a)	1,084	2,016
News Corp.:
Class A	134,667	1,692,764
Class B	58,741	828,248
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	4,373
Outdoor Channel Holdings, Inc. (a)	1,940	10,301
Private Media Group, Inc. (a)	788	1,403
Radio One, Inc. Class D (non-vtg.) (a)	3,233	2,134
ReachLocal, Inc.	1,900	24,719
Reading International, Inc. Class A (a)	1,500	6,495
Rentrak Corp. (a)	700	15,428
RRSat Global Communications Network Ltd.	1,101	8,147
Salem Communications Corp. Class A (a)	1,009	2,724
Scholastic Corp.	2,550	59,747
Sinclair Broadcast Group, Inc. Class A (a)	2,661	15,913
Sirius XM Radio, Inc. (a)(d)	286,428	273,854
Spanish Broadcasting System, Inc. Class A (a)	3,114	2,896
SuperMedia, Inc. (a)	1,700	15,368
Value Line, Inc.	658	8,699
Virgin Media, Inc.	24,291	505,496
VisionChina Media, Inc. ADR (a)(d)	5,356	19,228
Westwood One, Inc. (a)(d)	1,202	9,424
WPP PLC sponsored ADR	1,012	50,155
Xinhua Sports & Entertainment sponsored ADR (a)	1,611	279
		13,143,159
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	9,219	417,897
Fred's, Inc. Class A	3,106	34,228
Gordmans Stores, Inc.	1,550	16,570
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Sears Holdings Corp. (a)(d)	8,356	$ 517,236
The Bon-Ton Stores, Inc. (a)	2,377	15,094
Tuesday Morning Corp. (a)	4,055	15,044
		1,016,069
Specialty Retail - 1.9%
A.C. Moore Arts & Crafts, Inc. (a)	3,230	5,717
America's Car Mart, Inc. (a)	1,346	33,650
AutoChina International Ltd. (a)(d)	1,339	28,039
bebe Stores, Inc.	6,318	35,949
Bed Bath & Beyond, Inc. (a)	19,506	701,631
Big 5 Sporting Goods Corp.	1,981	23,505
Books-A-Million, Inc.	1,634	8,840
Cache, Inc. (a)	659	2,827
Casual Male Retail Group, Inc. (a)	2,971	9,537
Charming Shoppes, Inc. (a)	9,910	33,397
Citi Trends, Inc. (a)	1,148	25,945
Coldwater Creek, Inc. (a)	6,864	29,584
Conn's, Inc. (a)(d)	1,681	7,312
Cost Plus, Inc. (a)	2,312	7,699
Destination Maternity Corp. (a)	366	9,736
Dress Barn, Inc. (a)	5,684	118,511
Finish Line, Inc. Class A	3,833	50,596
Golfsmith International Holdings, Inc. (a)	629	2,057
Gymboree Corp. (a)	2,095	78,835
Hastings Entertainment, Inc. (a)	1,374	10,154
Hibbett Sports, Inc. (a)	2,043	47,357
Hot Topic, Inc.	3,405	17,672
Jos. A. Bank Clothiers, Inc. (a)	1,846	67,434
Kirkland's, Inc. (a)	1,743	19,888
Monro Muffler Brake, Inc.	1,480	61,982
O'Reilly Automotive, Inc. (a)	10,114	478,089
Pacific Sunwear of California, Inc. (a)	4,706	17,742
PetSmart, Inc.	8,571	273,329
Rent-A-Center, Inc.	4,584	92,047
Ross Stores, Inc.	9,003	446,819
rue21, Inc.	1,773	37,393
Select Comfort Corp. (a)	4,300	23,220
Shoe Carnival, Inc. (a)	605	10,001
Staples, Inc.	52,229	928,109
Stein Mart, Inc. (a)	4,316	31,183
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Syms Corp. (a)	598	$ 4,963
Tandy Leather Factory, Inc.	800	3,440
The Children's Place Retail Stores, Inc. (a)	1,954	85,312
Tractor Supply Co.	2,546	173,077
Trans World Entertainment Corp. (a)	1,445	2,341
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,220	95,583
Urban Outfitters, Inc. (a)	12,396	375,847
West Marine, Inc. (a)	1,329	11,190
Wet Seal, Inc. Class A (a)	8,704	26,286
Winmark Corp.	446	13,929
Zumiez, Inc. (a)	2,785	41,413
		4,609,167
Textiles, Apparel & Luxury Goods - 0.5%
Cherokee, Inc.	881	15,338
Columbia Sportswear Co.	2,430	113,262
Crocs, Inc. (a)	6,561	82,013
Deckers Outdoor Corp. (a)	2,760	119,977
Exceed Co. Ltd. (a)(d)	1,935	12,868
Fossil, Inc. (a)	4,752	225,672
Fuqi International, Inc. (a)	3,049	18,477
G-III Apparel Group Ltd. (a)	1,179	28,437
Heelys, Inc. (a)	1,200	2,832
Iconix Brand Group, Inc. (a)	4,807	73,235
Joe's Jeans, Inc. (a)(d)	4,434	8,070
K-Swiss, Inc. Class A (a)	2,810	31,950
Lacrosse Footwear, Inc.	197	2,455
LJ International, Inc. (a)	4,357	14,727
lululemon athletica, Inc. (a)(d)	3,761	124,188
Perry Ellis International, Inc. (a)	1,086	19,939
R.G. Barry Corp.	474	5,124
Rocky Brands, Inc. (a)	112	849
Steven Madden Ltd. (a)	1,845	63,523
Tandy Brands Accessories, Inc. (a)	905	2,806
True Religion Apparel, Inc. (a)	1,926	33,859
Volcom, Inc. (a)	1,724	26,877
Wacoal Holdings Corp. sponsored ADR	219	15,023
Weyco Group, Inc.	1,363	31,935
		1,073,436
TOTAL CONSUMER DISCRETIONARY		34,641,667
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 2.0%
Beverages - 0.2%
Central European Distribution Corp. (a)	5,135	$ 117,489
Coca-Cola Bottling Co. Consolidated	560	27,849
Craft Brewers Alliance, Inc. (a)	972	6,483
Hansen Natural Corp. (a)	6,453	290,643
Jones Soda Co. (a)(d)	1,719	1,753
MGP Ingredients, Inc.	1,799	11,855
National Beverage Corp.	3,200	45,888
		501,960
Food & Staples Retailing - 1.2%
Andersons, Inc.	1,237	44,322
Arden Group, Inc. Class A	298	26,069
Casey's General Stores, Inc. (d)	3,488	131,219
China Jo-Jo Drugstores, Inc. (a)	1,100	6,226
Costco Wholesale Corp.	32,369	1,830,467
Ingles Markets, Inc. Class A	1,509	22,303
Nash-Finch Co.	1,029	40,409
PriceSmart, Inc.	2,391	61,712
QKL Stores, Inc. (a)	3,276	15,397
Spartan Stores, Inc.	2,985	39,014
Susser Holdings Corp. (a)	1,119	12,992
The Pantry, Inc. (a)	1,730	32,559
United Natural Foods, Inc. (a)	3,008	104,498
Village Super Market, Inc. Class A	428	11,098
Whole Foods Market, Inc. (a)	12,497	434,771
Winn-Dixie Stores, Inc. (a)	4,206	27,591
		2,840,647
Food Products - 0.5%
AgFeed Industries, Inc. (a)(d)	2,483	5,587
Alico, Inc.	753	15,512
Bridgford Foods Corp.	433	5,092
Cal-Maine Foods, Inc.	1,475	43,778
Calavo Growers, Inc.	1,103	21,652
Cresud S.A.C.I.F. y A. sponsored ADR	4,166	57,574
Diamond Foods, Inc.	1,457	61,529
Farmer Brothers Co.	1,034	14,693
Green Mountain Coffee Roasters, Inc. (a)	9,621	296,519
Griffin Land & Nurseries, Inc.	729	18,356
Hain Celestial Group, Inc. (a)	3,381	75,532
Imperial Sugar Co.	1,553	19,645
J&J Snack Foods Corp.	1,258	47,490
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
John B. Sanfilippo & Son, Inc. (a)	308	$ 3,942
Lancaster Colony Corp.	1,957	89,180
Lance, Inc.	2,342	50,376
Lifeway Foods, Inc. (a)	1,041	10,431
Limoneira Co.	700	11,494
Origin Agritech Ltd. (a)	2,765	19,742
Sanderson Farms, Inc.	1,625	69,891
Seneca Foods Corp. Class A (a)	877	21,890
SkyPeople Fruit Juice, Inc. (a)	1,700	8,041
Smart Balance, Inc. (a)	5,777	21,028
SunOpta, Inc. (a)	4,632	24,272
Synutra International, Inc. (a)	3,971	40,345
Yuhe International, Inc. (a)(d)	1,958	15,958
Zhongpin, Inc. (a)	2,426	38,816
		1,108,365
Household Products - 0.0%
Central Garden & Pet Co. (a)	2,553	23,602
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,297	12,114
WD-40 Co.	1,633	57,433
		93,149
Personal Products - 0.1%
China Sky One Medical, Inc. (a)(d)	1,836	17,552
China-Biotics, Inc. (a)(d)	1,652	21,327
Elizabeth Arden, Inc. (a)	2,714	44,428
GLG Life Tech Corp. (a)	1,584	10,919
Inter Parfums, Inc.	2,587	42,479
Mannatech, Inc. (a)	1,708	3,945
Nutraceutical International Corp. (a)	889	12,064
Parlux Fragrances, Inc. (a)	684	1,423
Physicians Formula Holdings, Inc. (a)	1,230	3,862
Reliv International, Inc.	923	1,846
The Female Health Co.	2,003	9,534
USANA Health Sciences, Inc. (a)	1,178	50,065
		219,444
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	6,277	9,353
TOTAL CONSUMER STAPLES		4,772,918
Common Stocks - continued
	Shares	Value
ENERGY - 1.5%
Energy Equipment & Services - 0.3%
Acergy SA sponsored ADR	2,091	$ 32,118
Bronco Drilling Co., Inc. (a)	1,816	7,155
Dawson Geophysical Co. (a)	534	12,901
ENGlobal Corp. (a)	1,250	2,850
Exterran Partners LP	1,705	39,829
Global Industries Ltd. (a)	8,313	37,949
Gulf Island Fabrication, Inc.	1,159	17,246
Hercules Offshore, Inc. (a)	8,686	18,588
Lufkin Industries, Inc.	2,022	78,171
Matrix Service Co. (a)	2,410	20,509
Mitcham Industries, Inc. (a)	452	2,902
Omni Energy Services Corp. (a)	884	2,396
OYO Geospace Corp. (a)	502	24,724
Patterson-UTI Energy, Inc.	10,662	157,371
PHI, Inc. (non-vtg.) (a)	1,466	21,257
Recon Technology Ltd. (a)(d)	1,253	6,227
Seahawk Drilling, Inc. (a)	1,067	7,682
Superior Well Services, Inc. (a)(d)	1,972	43,640
T-3 Energy Services, Inc. (a)	1,599	35,306
Tesco Corp. (a)	2,917	28,937
TGC Industries, Inc.	1,256	4,660
Trico Marine Services, Inc. (a)	800	217
Union Drilling, Inc. (a)	1,261	5,889
		608,524
Oil, Gas & Consumable Fuels - 1.2%
Abraxas Petroleum Corp. (a)	4,833	11,648
Alliance Holdings GP, LP	4,083	155,521
Alliance Resource Partners LP	2,526	136,581
APCO Argentina, Inc.	2,112	54,912
Approach Resources, Inc. (a)	1,835	15,965
Atlas Energy, Inc. (a)	5,496	149,491
ATP Oil & Gas Corp. (a)(d)	3,994	45,572
BioFuel Energy Corp. (a)	3,636	4,290
BreitBurn Energy Partners LP	3,924	66,904
Brigham Exploration Co. (a)	8,230	126,084
Calumet Specialty Products Partners LP	1,943	35,440
Capital Product Partners LP	3,440	27,795
Carrizo Oil & Gas, Inc. (a)	2,388	50,052
China Integrated Energy, Inc. (a)	2,613	20,016
Clayton Williams Energy, Inc. (a)	1,072	49,076
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Clean Energy Fuels Corp. (a)(d)	4,495	$ 64,953
Copano Energy LLC	5,288	132,835
CREDO Petroleum Corp. (a)	469	3,682
Crimson Exploration, Inc. (a)	2,641	7,184
Crosstex Energy LP (a)	4,020	48,240
Crosstex Energy, Inc. (a)	4,501	33,442
Delta Petroleum Corp. (a)(d)	16,416	11,327
Dorchester Minerals LP	3,005	72,751
Double Eagle Petroleum Co. (a)	564	2,301
Eagle Rock Energy Partners LP	5,065	30,390
Energy XXI (Bermuda) Ltd. (a)	3,441	68,786
EV Energy Partners LP	1,853	62,298
FX Energy, Inc. (a)	3,870	12,423
GeoMet, Inc. (a)	2,493	2,294
Georesources, Inc. (a)	1,031	15,578
Golar LNG Ltd. (NASDAQ)	4,752	49,326
Green Plains Renewable Energy, Inc. (a)	3,167	29,453
Gulfport Energy Corp. (a)	2,670	30,358
Hallador Energy Co. (d)	1,426	15,643
Isramco, Inc. (a)	150	7,635
Ivanhoe Energy, Inc. (a)(d)	22,215	36,669
James River Coal Co. (a)	2,008	31,767
Knightsbridge Tankers Ltd.	1,852	32,410
L&L Energy, Inc. (a)(d)	2,643	22,228
Legacy Reserves LP	2,665	61,055
LINN Energy LLC	11,415	325,556
Magellan Petroleum Corp. (a)	4,557	7,656
Marine Petroleum Trust	475	7,771
Martin Midstream Partners LP	1,264	37,579
Miller Petroleum, Inc. (a)(d)	2,549	10,655
New Generation Biofuels Holdings, Inc. (a)	10,914	2,074
NGAS Resources, Inc. (a)	1,100	891
Omega Navigation Enterprises, Inc. Class A (a)	768	1,075
Pacific Ethanol, Inc. (a)(d)	5,548	3,179
Petroleum Development Corp. (a)	1,182	31,796
PostRock Energy Corp. (a)	945	3,100
PrimeEnergy Corp. (a)	168	3,120
Ram Energy Resources, Inc. (a)	7,581	12,509
Regency Energy Partners LP	9,960	236,849
Rex Energy Corp. (a)	3,122	35,310
Rosetta Resources, Inc. (a)	4,350	85,695
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sino Clean Energy, Inc. (a)	623	$ 3,663
StealthGas, Inc. (a)	1,288	6,054
Syntroleum Corp. (a)	7,054	10,652
TC Pipelines LP	3,094	134,434
TEL Offshore Trust (a)	435	1,088
Top Ships, Inc. (a)	1,897	1,290
Toreador Resources Corp. (a)	1,924	15,623
TORM AS ADR (a)	347	2,436
TransGlobe Energy Corp. (a)	4,888	34,978
Uranium Resources, Inc. (a)	2,300	1,495
Verenium Corp. (a)(d)	1,612	4,917
Warren Resources, Inc. (a)	3,124	9,622
Zion Oil & Gas, Inc. (a)(d)	2,179	11,374
		2,876,816
TOTAL ENERGY		3,485,340
FINANCIALS - 7.3%
Capital Markets - 1.4%
American Capital Ltd.	25,350	128,525
BGC Partners, Inc. Class A	5,310	27,400
Calamos Asset Management, Inc. Class A	1,792	16,952
Capital Southwest Corp.	282	24,602
Cowen Group, Inc. Class A (a)	4,369	14,986
Deerfield Capital Corp. (a)	1,024	5,888
Diamond Hill Investment Group, Inc.	178	9,158
E*TRADE Financial Corp. (a)	16,129	200,161
Epoch Holding Corp.	1,309	12,972
FBR Capital Markets Corp. (a)	8,376	28,646
Financial Engines, Inc. (a)(d)	2,992	39,973
FirstCity Financial Corp. (a)	1,173	8,504
GFI Group, Inc.	8,129	36,418
Gleacher & Co., Inc. (a)	12,422	20,869
Harris & Harris Group, Inc. (a)	3,415	12,909
International Assets Holding Corp. (a)	1,167	19,104
Northern Trust Corp.	17,850	823,599
optionsXpress Holdings, Inc. (a)	3,928	55,935
Penson Worldwide, Inc. (a)(d)	2,074	9,561
Prospect Capital Corp.	6,371	58,486
Rodman & Renshaw Capital Group, Inc. (a)	2,182	4,364
Sanders Morris Harris Group, Inc.	2,380	12,257
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
SEI Investments Co.	13,807	$ 244,384
Siebert Financial Corp. (a)	2,067	4,423
T. Rowe Price Group, Inc.	18,918	828,230
TD Ameritrade Holding Corp. (a)	42,718	624,110
TradeStation Group, Inc. (a)	3,142	18,444
U.S. Global Investments, Inc. Class A	870	4,846
Virtus Investment Partners, Inc. (a)	174	4,616
		3,300,322
Commercial Banks - 2.8%
1st Source Corp.	1,711	27,752
1st United Bancorp, Inc. (a)	1,509	8,918
Alliance Financial Corp.	376	10,690
American National Bankshares, Inc.	549	10,865
American River Bankshares (a)	684	4,104
Ameris Bancorp	1,504	11,791
AmeriServ Financial, Inc. (a)	1,045	1,891
Ames National Corp.	710	12,134
Arrow Financial Corp.	850	19,380
Associated Banc-Corp.	12,274	148,024
BancFirst Corp.	1,737	64,616
Bancorp Rhode Island, Inc.	498	14,153
Bancorp, Inc., Delaware (a)	2,028	13,020
BancTrust Financial Group, Inc. (a)	1,124	3,439
Bank of Granite Corp. (a)	972	855
Bank of Kentucky Financial Corp. (d)	406	7,454
Bank of Marin Bancorp	428	13,478
Bank of the Ozarks, Inc.	1,395	51,252
Banner Corp.	1,305	2,675
BCB Bancorp, Inc.	666	5,708
BNC Bancorp	475	4,665
BOK Financial Corp.	5,147	228,733
Boston Private Financial Holdings, Inc.	6,522	40,893
Bridge Bancorp, Inc.	424	9,320
Bridge Capital Holdings (a)	707	6,108
Bryn Mawr Bank Corp.	785	12,811
Cadence Financial Corp. (a)	596	733
Camden National Corp.	695	21,191
Cape Bancorp, Inc. (a)	687	5,276
Capital Bank Corp.	729	1,203
Capital City Bank Group, Inc.	991	10,842
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Cardinal Financial Corp.	1,972	$ 18,103
Cascade Bancorp (a)(d)	2,416	1,305
Cascade Financial Corp. (a)(d)	1,011	293
Cathay General Bancorp	6,123	58,720
Center Bancorp, Inc.	648	4,750
Center Financial Corp. (a)	2,368	10,964
Centerstate Banks of Florida, Inc.	2,198	18,947
Central Jersey Bancorp NA (a)	554	4,100
Century Bancorp, Inc. Class A (non-vtg.)	318	6,678
Chemical Financial Corp.	2,040	39,413
Citizens & Northern Corp.	811	8,548
Citizens Banking Corp., Michigan (a)	41,950	32,721
City Holding Co.	1,436	40,998
CNB Financial Corp., Pennsylvania	587	7,519
CoBiz, Inc.	2,255	12,019
Colony Bankcorp, Inc. (a)	217	1,204
Columbia Banking Systems, Inc.	2,880	51,293
Commerce Bancshares, Inc.	6,370	227,600
Commonwealth Bankshares, Inc. (a)(d)	311	678
Community Trust Bancorp, Inc.	1,536	40,458
CVB Financial Corp.	7,632	52,127
Danvers Bancorp, Inc.	2,696	40,629
Dearborn Bancorp, Inc. (a)(d)	465	600
Eagle Bancorp, Inc., Maryland (a)	2,319	25,254
East West Bancorp, Inc.	10,842	158,510
Eastern Virgina Bankshares, Inc.	469	1,627
Encore Bancshares, Inc. (a)	491	2,956
Enterprise Bancorp, Inc.	370	4,007
Enterprise Financial Services Corp.	830	6,723
Farmers Capital Bank Corp.	175	917
Fidelity Southern Corp.	458	2,963
Fifth Third Bancorp	59,450	656,923
Financial Institutions, Inc.	990	14,216
First Bancorp, North Carolina	1,220	14,811
First Busey Corp.	5,408	23,146
First California Financial Group, Inc. (a)	4,861	13,125
First Citizen Bancshares, Inc.	600	100,782
First Community Bancshares, Inc.	1,036	13,375
First Financial Bancorp, Ohio	4,010	63,960
First Financial Bankshares, Inc.	1,823	81,433
First Financial Corp., Indiana	1,190	34,201
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Interstate Bancsystem, Inc.	700	$ 7,994
First M&F Corp.	312	1,201
First Mariner Bancorp, Inc. (a)	782	540
First Merchants Corp.	3,562	27,534
First Midwest Bancorp, Inc., Delaware	5,064	55,603
First of Long Island Corp.	572	14,071
First Security Group, Inc.	566	945
First South Bancorp, Inc., Virginia	619	6,209
First United Corp.	493	2,007
Firstbank Corp., Michigan	489	2,445
FirstMerit Corp.	7,897	136,618
FNB Corp., North Carolina (a)	602	385
Fulton Financial Corp.	14,543	120,416
German American Bancorp, Inc.	686	10,729
Glacier Bancorp, Inc.	5,079	70,293
Great Southern Bancorp, Inc.	844	16,948
Green Bankshares, Inc. (a)	802	5,414
Grupo Financiero Galicia SA sponsored ADR (a)	2,672	21,590
Guaranty Bancorp (a)	2,883	4,094
Hampton Roads Bankshares, Inc. (a)(d)	1,999	1,899
Hancock Holding Co.	2,589	70,473
Hanmi Financial Corp. (a)	8,074	9,770
Hawthorn Bancshares, Inc.	310	2,787
Heartland Financial USA, Inc.	1,634	22,958
Heritage Commerce Corp. (a)	500	1,655
Heritage Financial Corp., Washington (a)	1,562	19,837
Home Bancshares, Inc.	1,826	39,332
Hudson Valley Holding Corp.	1,162	18,894
Huntington Bancshares, Inc.	52,782	279,217
IBERIABANK Corp.	1,887	91,991
Independent Bank Corp., Massachusetts	1,594	33,426
Independent Bank Corp., Michigan	1,341	255
Integra Bank Corp. (a)(d)	932	650
International Bancshares Corp.	4,762	74,287
Intervest Bancshares Corp. Class A (a)	539	1,159
Investors Bancorp, Inc. (a)	8,399	89,197
Lakeland Bancorp, Inc.	1,703	13,488
Lakeland Financial Corp.	2,272	42,123
LNB Bancorp, Inc.	836	3,754
Macatawa Bank Corp. (a)(d)	639	875
MainSource Financial Group, Inc.	1,798	10,914
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
MB Financial, Inc.	3,689	$ 55,261
MBT Financial Corp. (a)	578	844
Mercantile Bank Corp.	476	2,337
Merchants Bancshares, Inc.	610	14,268
Metro Bancorp, Inc. (a)	1,268	11,729
Metrocorp Bancshares, Inc. (a)	399	1,045
Middleburg Financial Corp.	329	4,721
MidWestOne Financial Group, Inc.	465	6,096
Nara Bancorp, Inc. (a)	2,750	16,418
National Bankshares, Inc.	287	6,687
National Penn Bancshares, Inc.	8,614	50,047
NBT Bancorp, Inc.	2,341	47,803
NewBridge Bancorp (a)	1,464	5,065
North Valley Bancorp (a)	582	989
Northern States Financial Corp. (a)	462	795
Northfield Bancorp, Inc.	3,924	42,772
Northrim Bancorp, Inc.	360	5,792
Old Point Financial Corp.	453	5,821
Old Second Bancorp, Inc. (d)	929	771
OmniAmerican Bancorp, Inc. (a)	412	4,581
Orrstown Financial Services, Inc.	470	9,574
PAB Bankshares, Inc. (a)(d)	579	249
Pacific Capital Bancorp (a)(d)	5,011	4,109
Pacific Capital Bancorp rights (a)	76,843	1
Pacific Continental Corp.	1,605	13,177
Pacific Mercantile Bancorp (a)	562	2,079
PacWest Bancorp	2,457	41,916
Park Sterling Bank (a)	2,400	14,520
Patriot National Bancorp, Inc. (a)	549	1,038
Peapack-Gladstone Financial Corp.	546	5,870
Penns Woods Bancorp, Inc.	361	10,888
Peoples Bancorp, Inc.	991	11,981
Pinnacle Financial Partners, Inc. (a)	2,472	21,160
Popular, Inc. (a)	75,903	194,312
Porter Bancorp, Inc.	496	4,910
Preferred Bank, Los Angeles California (a)	632	1,036
PremierWest Bancorp (a)	6,618	2,244
PrivateBancorp, Inc.	5,144	53,806
Prosperity Bancshares, Inc.	3,382	96,218
Renasant Corp.	1,973	26,458
Republic Bancorp, Inc., Kentucky Class A	1,724	33,480
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Republic First Bancorp, Inc. (a)	530	$ 928
Royal Bancshares of Pennsylvania, Inc. Class A (a)	504	1,336
Rurban Financial Corp.	723	2,581
S&T Bancorp, Inc.	2,197	37,283
S.Y. Bancorp, Inc.	1,971	46,732
Sandy Spring Bancorp, Inc.	2,008	29,377
SCBT Financial Corp.	1,465	42,119
Seacoast Banking Corp., Florida (a)	4,680	5,663
Shore Bancshares, Inc.	765	7,390
Sierra Bancorp	727	8,375
Signature Bank, New York (a)	3,305	120,765
Silver State Bancorp (a)	100	0
Simmons First National Corp. Class A	1,418	35,989
Smithtown Bancorp, Inc.	1,357	5,007
South Financial Group, Inc.	21,669	6,126
Southcoast Financial Corp. (a)	534	1,623
Southern Community Financial Corp. (a)	910	1,775
Southside Bancshares, Inc.	1,606	29,133
Southwest Bancorp, Inc., Oklahoma	1,648	19,628
State Bancorp, Inc., New York	2,462	20,878
StellarOne Corp.	1,819	18,818
Sterling Bancshares, Inc.	7,003	34,735
Sterling Financial Corp., Washington (a)(d)	4,804	2,808
Suffolk Bancorp	1,427	33,606
Summit Financial Group, Inc. (a)	583	1,953
Sun Bancorp, Inc., New Jersey (a)	2,559	12,795
Superior Bancorp (a)	529	555
Susquehanna Bancshares, Inc., Pennsylvania	9,144	72,329
SVB Financial Group (a)	3,066	113,963
Taylor Capital Group, Inc. (a)(d)	2,054	19,862
Tennessee Commerce Bancorp, Inc. (a)	494	2,050
Texas Capital Bancshares, Inc. (a)	2,519	38,541
The First Bancorp, Inc.	846	11,167
TIB Financial Corp. (d)	818	311
TIB Financial Corp. rights (a)	8,180	1,881
Tower Bancorp, Inc.	358	6,723
TowneBank (d)	2,286	32,690
Trico Bancshares	1,843	25,562
Trustmark Corp.	4,301	82,020
UMB Financial Corp.	3,258	103,865
Umpqua Holdings Corp.	8,372	87,069
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Union/First Market Bankshares Corp.	1,847	$ 21,425
United Bankshares, Inc., West Virginia	3,191	73,425
United Community Banks, Inc., Georgia	6,325	15,686
United Security Bancshares, Inc.	450	4,806
United Security Bancshares, California (d)	960	4,358
Univest Corp. of Pennsylvania	1,063	17,008
Virginia Commerce Bancorp, Inc. (a)	1,689	9,323
VIST Financial Corp.	512	3,686
Washington Banking Co., Oak Harbor	1,761	21,238
Washington Trust Bancorp, Inc.	1,556	28,148
WesBanco, Inc.	2,143	32,681
West Bancorp., Inc. (a)	1,654	9,759
West Coast Bancorp	6,425	15,163
Westamerica Bancorp.	2,353	119,250
Whitney Holding Corp.	8,095	60,146
Wilshire Bancorp, Inc.	1,594	9,883
Wintrust Financial Corp.	2,217	63,761
Yadkin Valley Financial Corp.	667	1,734
Zions Bancorporation	11,968	220,570
		6,697,476
Consumer Finance - 0.2%
Cardtronics, Inc. (a)	3,427	47,464
CompuCredit Holdings Corp.	4,390	19,184
Consumer Portfolio Services, Inc. (a)	1,184	959
Credit Acceptance Corp. (a)	2,212	125,310
Dollar Financial Corp. (a)	1,671	32,317
EZCORP, Inc. (non-vtg.) Class A (a)	3,381	60,790
First Cash Financial Services, Inc. (a)	2,190	52,253
Nicholas Financial, Inc.	590	4,921
QC Holdings, Inc.	1,007	3,937
Rewards Network, Inc.	439	6,085
World Acceptance Corp. (a)	1,195	48,696
		401,916
Diversified Financial Services - 0.8%
Asset Acceptance Capital Corp. (a)	2,070	7,928
Asta Funding, Inc.	1,124	9,161
California First National Bancorp	58	722
CBOE Holdings, Inc. (d)	1,119	23,398
CME Group, Inc.	4,907	1,217,329
Compass Diversified Holdings	3,177	45,050
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Encore Capital Group, Inc. (a)	1,489	$ 29,497
Interactive Brokers Group, Inc. (a)	2,770	44,846
Life Partners Holdings, Inc. (d)	1,243	18,359
MarketAxess Holdings, Inc.	3,312	50,640
Marlin Business Services Corp. (a)	759	7,400
Medallion Financial Corp.	1,715	12,091
NewStar Financial, Inc. (a)	3,429	23,009
PICO Holdings, Inc. (a)	1,642	45,845
Portfolio Recovery Associates, Inc. (a)	1,231	78,415
Resource America, Inc. Class A	1,085	5,523
The NASDAQ Stock Market, Inc. (a)	14,986	268,399
		1,887,612
Insurance - 0.9%
21st Century Holding Co.	425	1,534
Alterra Capital Holdings Ltd.	7,901	146,485
American National Insurance Co.	2,080	159,245
American Physicians Capital, Inc.	870	35,966
American Physicians Service Group, Inc.	1,415	37,215
Amerisafe, Inc. (a)	1,658	29,131
Amtrust Financial Services, Inc.	4,509	61,548
Arch Capital Group Ltd. (a)	3,361	268,208
Argo Group International Holdings, Ltd.	1,966	59,904
Baldwin & Lyons, Inc. Class B	1,187	26,340
Cincinnati Financial Corp.	11,287	301,137
CNinsure, Inc. ADR (d)	1,576	34,420
CRM Holdings Ltd. (a)	727	174
Donegal Group, Inc. Class A	1,525	16,714
Eastern Insurance Holdings, Inc.	468	4,877
eHealth, Inc. (a)	1,971	19,966
EMC Insurance Group	882	18,152
Enstar Group Ltd. (a)	922	64,190
Erie Indemnity Co. Class A	3,269	171,623
FPIC Insurance Group, Inc. (a)	1,154	35,024
Global Indemnity PLC (a)	1,815	29,984
Greenlight Capital Re, Ltd. (a)	2,430	56,182
Hallmark Financial Services, Inc. (a)	1,598	13,327
Harleysville Group, Inc.	1,985	63,282
Infinity Property & Casualty Corp.	1,165	53,998
Investors Title Co.	370	10,730
Kansas City Life Insurance Co.	814	24,794
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Maiden Holdings Ltd.	5,868	$ 43,012
Mercer Insurance Group, Inc.	963	16,698
National Interstate Corp.	1,208	23,206
National Western Life Insurance Co. Class A	280	35,857
Navigators Group, Inc. (a)	1,115	46,640
PMA Capital Corp. Class A (a)	1,857	12,832
Presidential Life Corp.	3,187	27,536
Safety Insurance Group, Inc.	1,308	53,301
Selective Insurance Group, Inc.	3,494	51,921
State Auto Financial Corp.	2,892	40,430
Tower Group, Inc.	2,796	60,002
United Fire & Casualty Co.	1,973	39,914
		2,195,499
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	2,148	58,512
Gladstone Commercial Corp.	882	14,879
Investors Real Estate Trust	6,140	50,348
Mission West Properties, Inc.	1,926	12,789
Retail Opportunity Investments Corp.	3,350	31,658
		168,186
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	2,135	56,578
Avatar Holdings, Inc. (a)	1,147	19,981
China Housing & Land Development, Inc. (a)(d)	4,266	8,660
China Real Estate Information Corp. ADR (d)	954	7,861
Elbit Imaging Ltd. (a)	1,492	18,367
FirstService Corp. (sub. vtg.) (a)	2,137	44,574
Stratus Properties, Inc. (a)	335	2,995
Thomas Properties Group, Inc.	2,004	6,273
ZipRealty, Inc. (a)	624	1,641
		166,930
Thrifts & Mortgage Finance - 1.0%
Abington Bancorp, Inc.	2,376	23,855
America First Tax Exempt Investors LP	1,675	9,380
Anchor BanCorp Wisconsin, Inc. (a)(d)	2,266	1,428
Atlantic Coast Federal Corp. (a)	668	1,663
Bank Mutual Corp.	4,433	22,564
BankFinancial Corp.	1,864	16,776
Beneficial Mutual Bancorp, Inc. (a)	6,328	52,776
Berkshire Bancorp, Inc. (a)	927	4,477
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Berkshire Hills Bancorp, Inc.	1,600	$ 28,296
BofI Holding, Inc. (a)	2,335	26,479
Brookline Bancorp, Inc., Delaware	4,768	44,628
Brooklyn Federal Bancorp, Inc.	773	2,806
Camco Financial Corp. (a)	727	1,418
Capitol Federal Financial (d)	5,683	145,826
CFS Bancorp, Inc.	485	2,246
Chicopee Bancorp, Inc. (a)	716	7,983
Citizens South Banking Corp., Delaware	637	3,344
Clifton Savings Bancorp, Inc.	1,915	15,722
Dime Community Bancshares, Inc.	3,457	43,178
Eagle Bancorp Montana, Inc.	1,100	10,153
ESB Financial Corp.	1,247	15,326
ESSA Bancorp, Inc.	1,551	17,340
First Advantage Bancorp	249	2,687
First Defiance Financial Corp.	2,372	21,704
First Federal Bancshares of Arkansas, Inc.	569	979
First Financial Holdings, Inc.	1,653	14,943
First Financial Northwest, Inc.	2,916	12,072
First Financial Service Corp.	413	2,247
First Niagara Financial Group, Inc.	15,059	170,016
First PacTrust Bancorp, Inc.	595	5,700
First Place Financial Corp.	740	2,694
Flushing Financial Corp.	2,335	25,288
Fox Chase Bancorp, Inc. (a)	1,170	11,115
Heritage Financial Group	814	7,293
HMN Financial, Inc. (a)	448	1,626
Home Federal Bancorp, Inc.	1,430	17,789
Hudson City Bancorp, Inc.	39,297	452,898
K-Fed Bancorp	734	5,733
Kearny Financial Corp.	4,321	37,593
Legacy Bancorp, Inc.	898	7,426
Louisiana Bancorp, Inc. (a)	97	1,415
LSB Corp.	631	13,118
LSB Financial Corp.	136	1,327
Meridian Interstate Bancorp, Inc. (a)	1,350	14,324
MutualFirst Financial, Inc.	550	3,861
NASB Financial, Inc.	486	6,542
Northeast Community Bancorp, Inc.	544	3,395
Northwest Bancshares, Inc.	7,812	83,979
OceanFirst Financial Corp.	1,038	11,761
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Oritani Financial Corp.	3,825	$ 35,993
Parkvale Financial Corp.	256	1,633
People's United Financial, Inc.	27,891	354,774
Provident Financial Holdings, Inc.	315	1,685
Provident New York Bancorp	3,587	28,947
Prudential Bancorp, Inc. of Pennsylvania	1,172	7,794
Pulaski Financial Corp.	484	3,098
PVF Capital Corp. (a)	1,421	2,473
Riverview Bancorp, Inc. (a)	1,020	1,846
Rockville Financial, Inc.	1,512	17,569
Roma Financial Corp.	2,638	27,013
Rome Bancorp, Inc.	1,067	9,848
Severn Bancorp, Inc.	677	2,627
SI Financial Group, Inc.	1,167	7,936
Territorial Bancorp, Inc.	477	8,095
TFS Financial Corp.	22,317	205,093
Timberland Bancorp, Inc.	250	1,000
Tree.com, Inc. (a)	969	7,054
Trustco Bank Corp., New York	5,917	31,478
United Community Financial Corp., Ohio (a)	1,934	2,437
United Financial Bancorp, Inc.	2,852	38,388
United Western Bancorp, Inc.	3,337	1,402
ViewPoint Financial Group	2,273	20,457
Washington Federal, Inc.	8,151	116,315
Waterstone Financial, Inc. (a)	2,022	7,764
Westfield Financial, Inc.	4,429	33,572
WSFS Financial Corp.	627	22,553
		2,436,033
TOTAL FINANCIALS		17,253,974
HEALTH CARE - 14.1%
Biotechnology - 6.7%
3SBio, Inc. sponsored ADR (a)	1,110	14,130
Aastrom Biosciences, Inc. (a)	464	691
Abraxis BioScience, Inc. (a)	2,975	218,187
Acadia Pharmaceuticals, Inc. (a)	2,336	2,359
Achillion Pharmaceuticals, Inc. (a)	2,091	5,478
Acorda Therapeutics, Inc. (a)	2,796	84,216
AEterna Zentaris, Inc. (sub. vtg.) (a)	3,891	3,795
Affymax, Inc. (a)	1,762	9,902
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Alexion Pharmaceuticals, Inc. (a)	6,692	$ 377,897
Alkermes, Inc. (a)	6,265	83,074
Allos Therapeutics, Inc. (a)	7,271	26,539
Alnylam Pharmaceuticals, Inc. (a)	3,693	50,594
AMAG Pharmaceuticals, Inc. (a)	1,445	36,414
Amarin Corp. PLC ADR (a)	1,491	4,369
Amgen, Inc. (a)	69,751	3,560,091
Amicus Therapeutics, Inc. (a)	2,472	8,108
Amylin Pharmaceuticals, Inc. (a)(d)	10,613	217,991
Anadys Pharmaceuticals, Inc. (a)	2,079	3,534
Anthera Pharmaceuticals, Inc.	1,300	4,940
Antigenics, Inc. (a)	9,659	7,437
Arena Pharmaceuticals, Inc. (a)(d)	7,480	48,695
ARIAD Pharmaceuticals, Inc. (a)(d)	9,358	32,753
ArQule, Inc. (a)	4,918	25,672
Array Biopharma, Inc. (a)	3,726	10,023
AspenBio Pharma, Inc. (a)(d)	1,506	783
Athersys, Inc. (a)	2,708	7,664
AVEO Pharmaceuticals, Inc.	1,900	16,568
AVI BioPharma, Inc. (a)(d)	10,138	21,188
Avigen, Inc. rights (a)	1,684	0
BioCryst Pharmaceuticals, Inc. (a)	3,295	15,618
Biogen Idec, Inc. (a)	19,832	1,066,962
BioMarin Pharmaceutical, Inc. (a)	7,352	149,172
Bionovo, Inc. (a)	640	1,094
Biosante Pharmaceuticals, Inc. (a)(d)	3,609	4,728
Biospecifics Technologies Corp. (a)(d)	342	9,063
BioSphere Medical, Inc. (a)	611	2,658
Capstone Therapeutics Corp. (a)	1,251	1,138
Celera Corp. (a)	7,372	48,655
Celgene Corp. (a)	33,334	1,717,368
Cell Therapeutics, Inc. (a)(d)	53,221	19,692
Celldex Therapeutics, Inc. (a)(d)	1,996	8,643
Cephalon, Inc. (a)	5,494	311,015
Cepheid, Inc. (a)(d)	4,096	60,252
Chelsea Therapeutics International Ltd. (a)	3,392	13,805
China Biologic Products, Inc. (a)(d)	2,383	24,640
Cleveland Biolabs, Inc. (a)(d)	3,204	14,354
Clinical Data, Inc. (a)(d)	1,824	27,269
Codexis, Inc. (a)	2,784	22,578
Combinatorx, Inc. (a)(d)	9,513	12,272
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Crucell NV sponsored ADR (a)	1,054	$ 19,889
Cubist Pharmaceuticals, Inc. (a)	3,760	82,833
Curis, Inc. (a)	7,955	9,785
Cyclacel Pharmaceuticals, Inc. (a)	732	1,069
Cytokinetics, Inc. (a)	4,127	9,244
Cytori Therapeutics, Inc. (a)(d)	4,179	18,847
CytRx Corp. (a)	5,744	3,791
Dendreon Corp. (a)	9,959	356,931
Discovery Laboratories, Inc. (a)	9,282	2,088
DUSA Pharmaceuticals, Inc. (a)	923	2,132
Dyax Corp. (a)	6,344	14,464
Dynavax Technologies Corp. (a)	5,399	8,746
EntreMed, Inc. (a)	424	1,119
Enzon Pharmaceuticals, Inc. (a)	4,117	42,240
EpiCept Corp. (a)(d)	6,238	3,275
Exact Sciences Corp. (a)	2,959	13,582
Exelixis, Inc. (a)	8,847	26,187
Genomic Health, Inc. (a)	2,164	31,291
Gentium SpA sponsored ADR (a)	138	690
GenVec, Inc. (a)	7,648	3,518
Genzyme Corp. (a)	19,537	1,369,739
Geron Corp. (a)(d)	8,872	40,989
Gilead Sciences, Inc. (a)	65,936	2,100,721
GTx, Inc. (a)(d)	3,012	9,488
Halozyme Therapeutics, Inc. (a)	7,473	57,094
Human Genome Sciences, Inc. (a)(d)	13,760	400,278
Idenix Pharmaceuticals, Inc. (a)	7,108	42,719
Idera Pharmaceuticals, Inc. (a)	1,411	4,826
ImmunoGen, Inc. (a)	4,889	26,205
Immunomedics, Inc. (a)(d)	4,527	12,947
Incyte Corp. (a)(d)	8,834	110,602
Infinity Pharmaceuticals, Inc. (a)	1,638	7,731
Inhibitex, Inc. (a)	4,447	6,315
Insmed, Inc. (a)	9,133	6,667
InterMune, Inc. (a)	3,978	41,451
Ironwood Pharmaceuticals, Inc. Class A	1,050	9,734
Isis Pharmaceuticals, Inc. (a)	7,153	56,080
Keryx Biopharmaceuticals, Inc. (a)(d)	5,121	17,924
Lexicon Pharmaceuticals, Inc. (a)	23,805	34,160
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,933	0
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Ligand Pharmaceuticals, Inc.: - continued
rights 12/31/11 (a)	1,639	$ 0
rights 12/31/11 (a)	1,639	0
rights 12/31/11 (a)	1,639	0
Class B (a)	11,799	17,227
rights (a)	1,518	43
rights	1,518	85
rights (a)	1,518	41
rights (a)	1,518	30
MannKind Corp. (a)	8,534	47,406
Marina Biotech, Inc. (a)(d)	284	736
Marshall Edwards, Inc. (a)(d)	544	404
Martek Biosciences (a)(d)	2,219	48,419
Maxygen, Inc. (a)	3,874	21,384
Medivation, Inc. (a)	2,582	24,619
Metabolix, Inc. (a)(d)	2,402	27,191
Micromet, Inc. (a)	5,634	34,593
Molecular Insight Pharmaceuticals, Inc. (a)(d)	1,312	1,050
Momenta Pharmaceuticals, Inc. (a)	3,141	45,387
Myrexis, Inc. (a)	4,067	15,251
Myriad Genetics, Inc. (a)	6,957	108,947
Nabi Biopharmaceuticals (a)	3,990	19,352
Nanosphere, Inc. (a)	2,685	7,813
Neurocrine Biosciences, Inc. (a)	3,383	18,201
NeurogesX, Inc. (a)(d)	1,369	7,913
Nile Therapeutics, Inc. (a)	5,215	2,868
Novavax, Inc. (a)(d)	7,440	14,954
NPS Pharmaceuticals, Inc. (a)	4,747	30,903
Nymox Pharmaceutical Corp. (a)	1,810	6,679
Omeros Corp.	2,026	12,278
OncoGenex Pharmaceuticals, Inc. (a)	515	6,602
Oncolytics Biotech, Inc. (a)	4,198	12,520
Oncothyreon, Inc. (a)(d)	2,510	8,409
ONYX Pharmaceuticals, Inc. (a)	4,548	109,561
Orchid Cellmark, Inc. (a)	2,602	3,825
OREXIGEN Therapeutics, Inc. (a)(d)	3,466	15,250
Osiris Therapeutics, Inc. (a)	3,298	21,536
OXiGENE, Inc. (a)(d)	1,607	454
Oxygen Biotherapeutics, Inc. (a)	1,500	4,560
PDL BioPharma, Inc.	8,372	47,386
Peregrine Pharmaceuticals, Inc. (a)	3,244	4,315
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Pharmacyclics, Inc. (a)	3,400	$ 24,004
Pharmasset, Inc. (a)	2,429	59,000
Pluristem Therapeutics, Inc. (a)	7,166	7,883
Poniard Pharmaceuticals, Inc. (a)(d)	8,376	3,350
Progenics Pharmaceuticals, Inc. (a)	3,648	14,738
QLT, Inc. (a)	4,361	25,119
Raptor Pharmaceutical Corp. (a)(d)	1,198	3,570
Regeneron Pharmaceuticals, Inc. (a)	5,791	127,286
Repligen Corp. (a)	1,624	5,505
Rigel Pharmaceuticals, Inc. (a)	4,009	31,390
RXi Pharmaceuticals Corp. (a)	745	1,304
Sangamo Biosciences, Inc. (a)	5,191	15,391
Savient Pharmaceuticals, Inc. (a)	5,462	78,762
SciClone Pharmaceuticals, Inc. (a)	4,363	10,515
Seattle Genetics, Inc. (a)	7,126	81,593
SIGA Technologies, Inc. (a)(d)	3,606	27,027
Sinovac Biotech Ltd. (a)	4,346	16,167
Spectrum Pharmaceuticals, Inc. (a)	3,410	12,617
StemCells, Inc. (a)	19,124	14,362
Sunesis Pharmaceuticals, Inc. (a)(d)	1,761	722
Synta Pharmaceuticals Corp. (a)	2,072	5,739
Talecris Biotherapeutics Holdings Corp.	8,899	195,244
Targacept, Inc. (a)	2,128	44,199
Telik, Inc. (a)	2,715	2,009
Theravance, Inc. (a)	4,611	55,747
Transcept Pharmaceuticals, Inc. (a)	1,571	11,091
Trimeris, Inc. (a)	671	1,584
Trius Therapeutics, Inc.	1,800	7,236
Trubion Pharmaceuticals, Inc. (a)	854	3,809
United Therapeutics Corp. (a)	4,169	192,691
Vanda Pharmaceuticals, Inc. (a)	1,679	10,527
Vertex Pharmaceuticals, Inc. (a)	15,059	502,067
Vical, Inc. (a)	5,241	15,985
XOMA Ltd. (a)	1,862	5,381
ZIOPHARM Oncology, Inc. (a)	3,283	11,819
Zymogenetics, Inc. (a)	6,105	30,525
		15,825,609
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (a)	1,567	28,300
Abiomed, Inc. (a)	3,647	33,005
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Accuray, Inc. (a)	4,719	$ 31,051
AGA Medical Holdings, Inc.	3,548	48,430
Align Technology, Inc. (a)	5,337	85,525
Alimera Sciences, Inc. (a)	2,500	21,375
Alphatec Holdings, Inc. (a)	5,917	12,189
American Medical Systems Holdings, Inc. (a)	5,446	99,226
Analogic Corp.	1,208	50,108
Angiodynamics, Inc. (a)	2,452	37,442
Anika Therapeutics, Inc. (a)	1,002	4,960
ArthroCare Corp. (a)	1,840	47,766
Atricure, Inc. (a)	695	5,372
Atrion Corp.	234	32,582
BioLase Technology, Inc. (a)	592	470
Cardiac Science Corp. (a)	1,500	2,670
Cardica, Inc. (a)	1,278	2,454
Cardiovascular Systems, Inc. (a)	980	4,782
Cerus Corp. (a)(d)	1,646	4,724
China Medical Technologies, Inc. sponsored ADR	1,646	17,777
Conceptus, Inc. (a)	2,216	30,614
CONMED Corp. (a)	2,415	44,702
Cutera, Inc. (a)	521	3,668
Cyberonics, Inc. (a)	2,180	46,717
Cynosure, Inc. Class A (a)	700	6,538
Delcath Systems, Inc. (a)(d)	3,168	19,261
DENTSPLY International, Inc.	10,809	300,706
DexCom, Inc. (a)	4,859	59,523
DynaVox, Inc. Class A (a)	830	7,520
Endologix, Inc. (a)	4,661	18,691
Exactech, Inc. (a)	1,360	19,734
Gen-Probe, Inc. (a)	3,806	171,384
Given Imaging Ltd. (a)	1,925	27,701
Hansen Medical, Inc. (a)(d)	2,938	4,025
HeartWare International, Inc. (a)	992	64,242
Hologic, Inc. (a)	19,464	276,194
ICU Medical, Inc. (a)	1,041	37,091
IDEXX Laboratories, Inc. (a)(d)	4,088	225,944
Immucor, Inc. (a)	5,142	90,499
Insulet Corp. (a)	2,951	39,012
Integra LifeSciences Holdings Corp. (a)	2,471	85,917
Intuitive Surgical, Inc. (a)	2,793	740,229
IRIS International, Inc. (a)	2,486	19,080
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Kensey Nash Corp. (a)	1,045	$ 27,713
LeMaitre Vascular, Inc. (a)	426	3,046
Mako Surgical Corp. (a)(d)	3,360	35,078
Masimo Corp.	4,523	102,943
Medical Action Industries, Inc. (a)	1,561	12,753
MELA Sciences, Inc. (a)(d)	1,612	11,091
Meridian Bioscience, Inc.	2,843	51,970
Merit Medical Systems, Inc. (a)	2,018	31,844
Micrus Endovascular Corp. (a)	1,269	29,707
Natus Medical, Inc. (a)	2,216	26,747
Neogen Corp. (a)	1,962	57,330
NeuroMetrix, Inc. (a)	497	353
NMT Medical, Inc. (a)	513	228
NuVasive, Inc. (a)(d)	2,787	81,798
NxStage Medical, Inc. (a)	3,958	62,418
OraSure Technologies, Inc. (a)	2,902	9,809
Orthofix International NV (a)	1,423	37,994
Orthovita, Inc. (a)	5,865	9,619
Osteotech, Inc. (a)	1,235	7,904
OTIX Global, Inc. (a)	284	1,150
Palomar Medical Technologies, Inc. (a)	1,877	16,593
Quidel Corp. (a)	2,368	28,629
Rochester Medical Corp. (a)	1,184	10,396
Rockwell Medical Technologies, Inc. (a)(d)	2,032	11,948
RTI Biologics, Inc. (a)	3,187	6,756
Shamir Optical Industry Ltd.	707	6,561
Sirona Dental Systems, Inc. (a)	4,001	126,112
Solta Medical, Inc. (a)	4,423	6,723
SonoSite, Inc. (a)	1,349	39,283
Staar Surgical Co. (a)	2,835	12,956
Stereotaxis, Inc. (a)(d)	3,232	10,181
SurModics, Inc. (a)(d)	1,470	17,684
Synergetics USA, Inc. (a)	1,175	3,302
Syneron Medical Ltd. (a)	2,826	22,665
Synovis Life Technologies, Inc. (a)	2,035	28,490
The Spectranetics Corp. (a)	1,742	8,466
ThermoGenesis Corp. (a)	1,101	2,532
Thoratec Corp. (a)	4,037	129,991
TomoTherapy, Inc. (a)	4,758	14,655
TranS1, Inc. (a)	612	1,548
Trinity Biotech PLC sponsored ADR (a)	674	3,950
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Unilife Corp. (a)(d)	3,500	$ 17,150
Utah Medical Products, Inc.	500	13,290
Vascular Solutions, Inc. (a)	1,180	14,762
Volcano Corp. (a)	3,479	76,886
Winner Medical Group, Inc. (a)	1,800	8,838
Wright Medical Group, Inc. (a)	2,669	35,418
Young Innovations, Inc.	390	10,230
Zoll Medical Corp. (a)	1,648	43,540
		4,240,230
Health Care Providers & Services - 1.7%
Air Methods Corp. (a)	1,038	37,866
Allied Healthcare International, Inc. (a)	7,104	14,421
Almost Family, Inc. (a)	863	21,808
Amedisys, Inc. (a)	2,018	46,656
America Service Group, Inc.	530	7,266
American CareSource Holdings, Inc. (a)	1,100	1,551
American Dental Partners, Inc. (a)	1,575	16,821
AmSurg Corp. (a)	2,771	46,193
Animal Health International, Inc. (a)	1,331	3,288
Bio-Reference Laboratories, Inc. (a)	2,262	44,833
BioScrip, Inc. (a)	3,251	15,800
CardioNet, Inc. (a)	1,581	6,925
Catalyst Health Solutions, Inc. (a)	3,439	137,870
Chindex International, Inc. (a)	849	11,020
Clarient, Inc. (a)	6,261	20,661
Corvel Corp. (a)	957	35,198
Cross Country Healthcare, Inc. (a)	3,098	22,956
Express Scripts, Inc. (a)	39,664	1,689,686
Genoptix, Inc. (a)	1,274	21,926
Gentiva Health Services, Inc. (a)	2,116	43,484
Health Grades, Inc. (a)	3,683	30,164
Healthways, Inc. (a)	2,712	33,900
Henry Schein, Inc. (a)	6,487	342,514
HMS Holdings Corp. (a)	1,903	99,299
IPC The Hospitalist Co., Inc. (a)	1,313	30,672
LCA-Vision, Inc. (a)	1,176	4,669
LHC Group, Inc. (a)	1,191	23,832
LifePoint Hospitals, Inc. (a)	3,977	120,980
Lincare Holdings, Inc.	7,024	161,692
Magellan Health Services, Inc. (a)	2,643	115,790
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Medcath Corp. (a)	1,605	$ 12,824
MWI Veterinary Supply, Inc. (a)	943	50,073
National Research Corp.	370	9,306
NightHawk Radiology Holdings, Inc. (a)	1,452	4,066
NovaMed Eyecare, Inc. (a)(d)	392	3,434
Patterson Companies, Inc.	8,619	217,975
PDI, Inc. (a)	594	4,312
Prospect Medical Holdings, Inc. (a)	1,450	12,470
Providence Service Corp. (a)	853	11,533
PSS World Medical, Inc. (a)	3,884	71,310
Psychiatric Solutions, Inc. (a)	4,127	137,635
RadNet, Inc. (a)	2,333	4,293
ResCare, Inc. (a)	2,120	26,288
Rural/Metro Corp. (a)	2,478	18,585
Sharps Compliance Corp. (a)	740	3,360
Sun Healthcare Group, Inc. (a)	3,205	25,961
The Ensign Group, Inc.	1,319	21,948
U.S. Physical Therapy, Inc. (a)	1,196	19,172
VCA Antech, Inc. (a)	6,127	121,131
		3,985,417
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	16,019	267,677
athenahealth, Inc. (a)(d)	2,444	65,841
Cerner Corp. (a)	6,183	450,432
Computer Programs & Systems, Inc.	840	34,322
iCAD, Inc. (a)	2,501	4,202
MedAssets, Inc. (a)	4,099	81,242
Medidata Solutions, Inc. (a)	1,700	29,172
MedQuist, Inc.	2,000	14,700
Merge Healthcare, Inc. (a)	5,742	14,470
Omnicell, Inc. (a)	2,544	28,378
Quality Systems, Inc.	2,125	119,106
SXC Health Solutions Corp. (a)	2,186	171,108
Transcend Services, Inc. (a)	710	10,096
Vital Images, Inc. (a)	1,217	15,359
		1,306,105
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	4,219	25,567
Affymetrix, Inc. (a)	5,223	21,467
Albany Molecular Research, Inc. (a)	3,021	18,337
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Arrowhead Research Corp. (a)	1,920	$ 1,747
Bruker BioSciences Corp. (a)	11,774	139,993
Caliper Life Sciences, Inc. (a)	7,618	25,292
Combimatrix Corp. (a)	142	425
Compugen Ltd. (a)	1,757	6,536
Dionex Corp. (a)	1,477	107,083
Encorium Group, Inc. (a)(d)	269	473
Encorium Group, Inc. rights 9/30/10 (a)	269	3
eResearchTechnology, Inc. (a)	4,964	36,758
Furiex Pharmaceuticals, Inc. (a)	710	7,072
Harvard Bioscience, Inc. (a)	3,295	11,368
Helicos BioSciences Corp. (a)(d)	11,685	5,881
ICON PLC sponsored ADR (a)	4,511	99,242
Illumina, Inc. (a)	9,031	387,340
Kendle International, Inc. (a)	727	5,692
Life Technologies Corp. (a)	13,453	575,385
Luminex Corp. (a)	3,105	44,526
Medtox Scientific, Inc. (a)	357	4,095
PAREXEL International Corp. (a)	4,187	83,279
Pharmaceutical Product Development, Inc.	8,671	199,173
Pure Bioscience (a)	1,890	3,497
QIAGEN NV (a)(d)	16,673	297,113
Sequenom, Inc. (a)(d)	4,998	30,638
SeraCare Life Sciences, Inc. (a)	764	2,682
Techne Corp.	2,429	140,226
		2,280,890
Pharmaceuticals - 2.4%
Acura Pharmaceuticals, Inc. (a)(d)	2,462	6,007
Adolor Corp. (a)	5,544	5,766
Akorn, Inc. (a)	6,018	20,582
Alexza Pharmaceuticals, Inc. (a)	4,285	12,084
Angiotech Pharmaceuticals, Inc. (a)	4,579	1,868
Ardea Biosciences, Inc. (a)	1,685	33,936
Auxilium Pharmaceuticals, Inc. (a)(d)	3,409	88,327
AVANIR Pharmaceuticals Class A (a)	6,500	18,395
Biodel, Inc. (a)(d)	1,400	5,208
BioMimetic Therapeutics, Inc. (a)	1,931	17,611
BMP Sunstone Corp. (a)	3,220	20,930
Cadence Pharmaceuticals, Inc. (a)(d)	4,147	32,761
Cardiome Pharma Corp. (a)	5,488	33,353
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Columbia Laboratories, Inc. (a)	1,899	$ 2,051
Corcept Therapeutics, Inc. (a)	7,129	19,890
Cornerstone Therapeutics, Inc. (a)	1,844	11,986
CPEX Pharmaceuticals, Inc. (a)	136	3,376
Cumberland Pharmaceuticals, Inc.	1,718	8,676
Cypress Bioscience, Inc. (a)	3,928	12,727
DepoMed, Inc. (a)	3,719	13,351
Durect Corp. (a)	10,798	22,460
Endo Pharmaceuticals Holdings, Inc. (a)	8,345	226,734
Eurand NV (a)	4,134	36,462
Flamel Technologies SA sponsored ADR (a)(d)	1,311	8,639
Generex Biotechnology Corp. (a)	16,951	6,441
Harbor BioSciences, Inc. (a)	580	140
Hi-Tech Pharmacal Co., Inc. (a)	1,240	21,514
Impax Laboratories, Inc. (a)	4,486	70,296
Inspire Pharmaceuticals, Inc. (a)	6,727	32,626
Ista Pharmaceuticals, Inc. (a)	1,726	5,143
Jazz Pharmaceuticals, Inc. (a)	2,544	22,642
Jiangbo Pharmaceuticals, Inc. (a)	950	9,244
Labopharm, Inc. (a)(d)	3,695	3,361
MAP Pharmaceuticals, Inc. (a)	1,862	20,138
Matrixx Initiatives, Inc. (a)	2,605	13,025
Mylan, Inc. (a)(d)	22,620	388,159
Nektar Therapeutics (a)	7,166	91,796
Novogen Ltd. sponsored ADR (a)	97	46
NuPathe, Inc.	1,000	7,860
Obagi Medical Products, Inc. (a)	1,285	13,505
Optimer Pharmaceuticals, Inc. (a)	2,863	23,019
Pain Therapeutics, Inc. (a)	4,907	27,749
Penwest Pharmaceuticals Co. (a)	1,484	7,405
Perrigo Co.	6,726	383,315
Pozen, Inc. (a)	3,117	21,102
ProPhase Labs, Inc. (a)	1,566	1,566
Questcor Pharmaceuticals, Inc. (a)	5,132	49,729
Repros Therapeutics, Inc. (a)	1,488	720
Salix Pharmaceuticals Ltd. (a)	4,077	154,355
Santarus, Inc. (a)	3,045	6,912
Shire PLC sponsored ADR	3,949	255,500
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	8,847
Somaxon Pharmaceuticals, Inc. (a)(d)	2,940	12,260
Sucampo Pharmaceuticals, Inc. Class A (a)	1,103	3,695
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
SuperGen, Inc. (a)	3,481	$ 6,962
Teva Pharmaceutical Industries Ltd. sponsored ADR	52,434	2,652,112
The Medicines Company (a)	3,621	41,642
ViroPharma, Inc. (a)	5,338	66,939
Vivus, Inc. (a)(d)	5,699	32,142
Warner Chilcott PLC	18,578	527,987
XenoPort, Inc. (a)	2,186	12,591
		5,665,665
TOTAL HEALTH CARE		33,303,916
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	1,973	44,629
American Science & Engineering, Inc.	592	42,014
Applied Energetics, Inc. (a)	7,472	8,518
Applied Signal Technology, Inc.	1,222	24,000
Ascent Solar Technologies, Inc. (a)(d)	1,977	4,112
Astronics Corp. (a)	339	5,014
BE Aerospace, Inc. (a)	7,358	198,298
Ceradyne, Inc. (a)	2,097	45,798
Elbit Systems Ltd.	2,996	148,122
GeoEye, Inc. (a)	1,394	50,797
Global Defense Technology & Systems, Inc.	921	9,624
Herley Industries, Inc. (a)	746	11,377
Innovative Solutions & Support, Inc. (a)	1,067	5,602
Kratos Defense & Security Solutions, Inc. (a)	2,082	20,612
Ladish Co., Inc. (a)	1,186	29,520
LMI Aerospace, Inc. (a)	1,633	24,707
Sypris Solutions, Inc. (a)	676	2,420
Taser International, Inc. (a)	4,353	15,823
TAT Technologies Ltd.	863	5,713
		696,700
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (a)	3,839	17,698
Atlas Air Worldwide Holdings, Inc. (a)	1,792	77,665
C.H. Robinson Worldwide, Inc.	12,509	812,960
Dynamex, Inc. (a)	981	12,027
Expeditors International of Washington, Inc.	15,600	617,604
Forward Air Corp.	2,142	51,022
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Hub Group, Inc. Class A (a)	2,631	$ 69,932
Pacer International, Inc. (a)	2,247	11,505
Park-Ohio Holdings Corp. (a)	771	8,589
UTI Worldwide, Inc.	7,164	100,368
		1,779,370
Airlines - 0.3%
Allegiant Travel Co.	1,372	51,628
Hawaiian Holdings, Inc. (a)	4,459	21,849
JetBlue Airways Corp. (a)	21,289	121,560
Pinnacle Airlines Corp. (a)	2,738	13,006
Republic Airways Holdings, Inc. (a)	3,807	26,763
Ryanair Holdings PLC sponsored ADR (a)	7,810	221,414
SkyWest, Inc.	3,793	48,323
UAL Corp. (a)(d)	11,807	250,190
		754,733
Building Products - 0.1%
AAON, Inc.	1,218	27,027
American Woodmark Corp.	1,276	19,497
Apogee Enterprises, Inc.	2,050	18,532
Builders FirstSource, Inc. (a)(d)	6,715	13,497
China Architectural Engineering, Inc. (a)	2,400	1,968
Gibraltar Industries, Inc. (a)	2,751	20,908
Insteel Industries, Inc.	926	7,325
PGT, Inc. (a)	4,454	8,908
Universal Forest Products, Inc.	1,250	32,388
US Home Systems, Inc. (a)	272	781
		150,831
Commercial Services & Supplies - 0.8%
APAC Customer Services, Inc. (a)	4,492	22,774
ATC Technology Corp. (a)	1,571	37,908
Casella Waste Systems, Inc. Class A (a)	1,581	7,020
CECO Environmental Corp. (a)	977	5,608
Cintas Corp.	10,991	280,161
Copart, Inc. (a)	6,489	214,461
Courier Corp.	1,323	17,331
EnerNOC, Inc. (a)(d)	1,893	61,674
Fuel Tech, Inc. (a)	2,055	11,282
G&K Services, Inc. Class A	1,298	26,077
Guanwei Recycling Corp. (a)	1,400	4,200
Healthcare Services Group, Inc.	3,152	65,467
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Heritage-Crystal Clean, Inc. (a)	639	$ 5,265
Herman Miller, Inc.	3,951	64,875
InnerWorkings, Inc. (a)	4,327	23,496
Interface, Inc. Class A	4,270	54,741
Intersections, Inc.	1,601	14,105
Kimball International, Inc. Class B	3,264	16,875
McGrath RentCorp.	1,837	36,905
Mobile Mini, Inc. (a)	2,314	32,928
Multi-Color Corp.	745	10,654
Perma-Fix Environmental Services, Inc. (a)	2,601	4,396
R.R. Donnelley & Sons Co.	15,112	228,871
RINO International Corp. (a)(d)	2,476	36,521
Standard Parking Corp. (a)	1,686	26,386
Stericycle, Inc. (a)	6,280	411,340
Sykes Enterprises, Inc. (a)	3,184	38,081
Team, Inc. (a)	1,757	25,705
Tetra Tech, Inc. (a)	4,262	77,355
Tix Corp. (a)	3,229	2,519
United Stationers, Inc. (a)	1,562	70,118
US Ecology, Inc.	1,521	20,610
Virco Manufacturing Co.	1,086	3,204
WCA Waste Corp. (a)	2,105	9,788
		1,968,701
Construction & Engineering - 0.2%
Foster Wheeler Ag (a)	9,304	198,454
Great Lakes Dredge & Dock Corp.	3,806	19,201
Insituform Technologies, Inc. Class A (a)	2,578	52,488
Integrated Electrical Services, Inc. (a)	652	2,230
Layne Christensen Co. (a)	1,467	36,484
MYR Group, Inc. (a)	1,479	20,602
Northwest Pipe Co. (a)	758	11,332
Primoris Services Corp.	2,215	13,135
Sterling Construction Co., Inc. (a)	1,382	15,119
		369,045
Electrical Equipment - 0.4%
A-Power Energy Generation Systems, Ltd. (a)(d)	3,139	18,049
A123 Systems, Inc. (d)	7,793	51,044
Active Power, Inc. (a)	12,711	14,236
Advanced Battery Technologies, Inc. (a)	4,982	17,337
American Superconductor Corp. (a)(d)	3,216	86,478
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Broadwind Energy, Inc. (a)	8,190	$ 13,677
Capstone Turbine Corp. (a)	16,385	10,486
China BAK Battery, Inc. (a)(d)	3,906	5,547
China Electric Motor, Inc.	1,700	7,871
China Recycling Energy Corp. (a)(d)	2,900	9,541
China Ritar Power Corp. (a)	3,274	9,167
Coleman Cable, Inc. (a)	1,065	5,666
Deswell Industries, Inc.	609	2,052
Ecotality, Inc. (a)	654	1,975
Encore Wire Corp.	1,450	26,521
Ener1, Inc. (a)(d)	8,808	27,921
Franklin Electric Co., Inc.	1,509	47,790
FuelCell Energy, Inc. (a)(d)	8,624	9,745
Fushi Copperweld, Inc. (a)	2,570	21,074
Global Power Equipment Group, Inc. (a)	1,100	17,215
Harbin Electric, Inc. (a)	2,087	35,249
Hoku Corp. (a)(d)	4,244	10,737
Hong Kong Highpower Technology, Inc. (a)	815	2,706
Hydrogenics Corp. (a)	131	506
II-VI, Inc. (a)	2,500	85,975
Jinpan International Ltd.	1,698	18,712
Lihua International, Inc. (d)	1,829	14,486
Lime Energy Co. (a)	1,937	6,392
LSI Industries, Inc.	2,044	10,527
Nexxus Lighting, Inc. (a)	956	2,084
Ocean Power Technologies, Inc. (a)	1,435	7,175
Plug Power, Inc. (a)	6,316	2,526
Powell Industries, Inc. (a)	807	22,967
PowerSecure International, Inc. (a)	871	7,212
Preformed Line Products Co.	259	8,498
Satcon Technology Corp. (a)	5,298	16,477
Ultralife Corp. (a)	1,473	6,039
Valence Technology, Inc. (a)(d)	16,044	12,675
Vicor Corp.	2,800	37,828
Woodward Governor Co.	4,914	128,354
		840,517
Industrial Conglomerates - 0.0%
Otter Tail Corp.	2,439	45,195
Raven Industries, Inc.	1,294	43,621
		88,816
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.2%
3D Systems Corp. (a)	2,450	$ 30,846
Altra Holdings, Inc. (a)	2,183	28,095
American Railcar Industries, Inc. (a)	2,226	25,710
Astec Industries, Inc. (a)	1,883	48,393
Bucyrus International, Inc. Class A	5,926	340,686
Chart Industries, Inc. (a)	2,340	37,253
China Fire & Security Group, Inc. (a)(d)	2,036	14,842
China Valves Technology, Inc. (a)(d)	2,643	26,298
China Wind Systems, Inc. (a)	1,970	8,530
Columbus McKinnon Corp. (NY Shares) (a)	1,868	23,910
Commercial Vehicle Group, Inc. (a)	2,822	25,624
Dynamic Materials Corp.	806	11,026
Energy Recovery, Inc. (a)(d)	3,989	12,665
Flow International Corp. (a)	3,549	7,701
Force Protection, Inc. (a)	5,486	21,258
FreightCar America, Inc.	980	22,824
Gencor Industries, Inc. (a)	519	3,659
Hardinge, Inc.	1,062	8,708
Hurco Companies, Inc. (a)	280	4,376
Joy Global, Inc.	7,112	403,535
Key Technology, Inc. (a)	313	3,800
L.B. Foster Co. Class A (a)	891	22,827
Lincoln Electric Holdings, Inc.	3,029	150,148
Makita Corp. sponsored ADR	115	3,266
MFRI, Inc. (a)	146	967
Middleby Corp. (a)	1,285	70,662
NN, Inc. (a)	807	5,972
Nordson Corp.	2,632	168,895
Omega Flex, Inc.	414	5,212
PACCAR, Inc.	26,740	1,096,073
PMFG, Inc. (a)	953	15,353
Portec Rail Products, Inc.	692	7,930
RBC Bearings, Inc. (a)	1,554	45,517
Shengkai Innovations, Inc. (a)	500	3,625
SmartHeat, Inc. (a)(d)	2,200	12,672
Sun Hydraulics Corp.	1,419	31,644
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,265	14,813
Class B (a)	262	3,026
Thermadyne Holdings Corp. (a)	668	7,368
TriMas Corp. (a)	3,224	41,557
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Twin Disc, Inc.	1,506	$ 17,876
Westport Innovations, Inc.	2,762	43,855
Wuhan General Group China Ltd. (a)	1,750	2,030
		2,881,027
Marine - 0.1%
American Commercial Lines, Inc. (a)	1,241	34,835
DryShips, Inc. (a)(d)	20,442	82,995
Eagle Bulk Shipping, Inc. (a)(d)	4,473	20,978
Euroseas Ltd.	2,727	10,090
FreeSeas, Inc. (a)	1,718	1,581
Newlead Holdings Ltd. (a)	85	358
OceanFreight, Inc. (a)	3,560	3,232
Seanergy Martime Holdings Corp. (a)	3,125	2,974
Star Bulk Carriers Corp.	6,130	17,164
TBS International Ltd. Class A (a)(d)	2,262	12,373
Ultrapetrol (Bahamas) Ltd. (a)	1,325	6,691
		193,271
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	868	24,044
Advisory Board Co. (a)	1,397	56,634
Barrett Business Services, Inc.	849	11,232
CoStar Group, Inc. (a)(d)	1,915	79,032
CRA International, Inc. (a)	945	15,026
Exponent, Inc. (a)	1,070	32,999
Heidrick & Struggles International, Inc.	1,475	25,621
Hudson Highland Group, Inc. (a)	1,554	4,662
Huron Consulting Group, Inc. (a)	1,413	26,070
ICF International, Inc. (a)	1,258	26,531
Kelly Services, Inc. Class A (non-vtg.) (a)	2,586	26,998
Kforce, Inc. (a)	2,704	28,581
LECG Corp. (a)	2,460	3,198
Lightbridge Corp. (a)(d)	2,205	12,480
Odyssey Marine Exploration, Inc. (a)	6,577	10,194
On Assignment, Inc. (a)	2,000	8,700
RCM Technologies, Inc. (a)	426	2,100
Resources Connection, Inc.	4,204	46,622
School Specialty, Inc. (a)	1,586	20,666
Thomas Group (a)	117	200
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Verisk Analytics, Inc.	9,139	$ 254,247
VSE Corp.	427	11,990
		727,827
Road & Rail - 0.4%
AMERCO (a)	1,394	112,649
Arkansas Best Corp.	1,921	39,611
Covenant Transport Group, Inc. Class A (a)	611	4,112
Frozen Food Express Industries, Inc. (a)	1,931	5,696
Heartland Express, Inc.	6,302	91,757
J.B. Hunt Transport Services, Inc.	9,321	305,170
Landstar System, Inc.	3,580	128,808
Marten Transport Ltd.	2,024	39,893
Old Dominion Freight Lines, Inc. (a)	3,846	89,650
P.A.M. Transportation Services, Inc. (a)	668	7,488
Patriot Transportation Holding, Inc. (a)	214	15,988
Quality Distribution, Inc. (a)	1,569	7,327
Saia, Inc. (a)	1,454	16,997
Trailer Bridge, Inc. (a)	724	2,462
Universal Truckload Services, Inc. (a)	990	13,306
USA Truck, Inc. (a)	1,050	13,902
Vitran Corp., Inc. (a)	938	8,536
Werner Enterprises, Inc.	4,976	99,221
YRC Worldwide, Inc. (a)	78,542	19,636
		1,022,209
Trading Companies & Distributors - 0.3%
Aceto Corp.	3,840	21,658
Beacon Roofing Supply, Inc. (a)	3,114	43,378
DXP Enterprises, Inc. (a)	963	17,478
Fastenal Co. (d)	10,796	488,735
H&E Equipment Services, Inc. (a)	2,677	18,230
Houston Wire & Cable Co.	3,349	30,275
Kaman Corp.	1,741	37,205
Lawson Products, Inc.	645	8,746
Mitsui & Co. Ltd. sponsored ADR	45	11,565
Rush Enterprises, Inc.:
Class A (a)	2,392	30,366
Class B (a)	1,009	11,604
Titan Machinery, Inc. (a)	2,192	32,748
		751,988
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
China Infrastructure Investment Corp. (a)	4,625	$ 3,154
Grupo Aeroportuario Norte SAB de CV ADR (a)	550	6,518
		9,672
TOTAL INDUSTRIALS		12,234,707
INFORMATION TECHNOLOGY - 51.9%
Communications Equipment - 7.9%
Acme Packet, Inc. (a)	4,540	152,544
ADC Telecommunications, Inc. (a)	6,573	83,280
Adtran, Inc.	4,950	155,579
Alvarion Ltd. (a)	5,431	10,047
Anaren, Inc. (a)	1,716	23,372
Arris Group, Inc. (a)	8,843	72,247
Aruba Networks, Inc. (a)(d)	6,629	121,775
AudioCodes Ltd. (a)	1,741	4,579
Aviat Networks, Inc. (a)	3,862	15,216
Bel Fuse, Inc.:
Class A	177	3,275
Class B (non-vtg.)	1,309	24,256
BigBand Networks, Inc. (a)	5,734	15,482
Black Box Corp.	1,579	44,528
Blue Coat Systems, Inc. (a)	3,096	58,298
Brocade Communications Systems, Inc. (a)	32,892	165,118
Ceragon Networks Ltd. (a)	4,298	36,361
China GrenTech Corp. Ltd. ADR (a)(d)	1,452	2,454
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	5,387	17,346
Ciena Corp. (a)	6,750	84,173
Cisco Systems, Inc. (a)	419,623	8,413,441
Cogo Group, Inc. (a)	4,165	25,407
Comtech Telecommunications Corp. (a)	1,949	39,701
DG FastChannel, Inc. (a)	2,008	31,807
Digi International, Inc. (a)	3,056	23,164
Ditech Networks, Inc. (a)	1,208	1,401
DragonWave, Inc. (a)(d)	2,480	14,560
EchoStar Holding Corp. Class A (a)	3,192	59,563
EMCORE Corp. (a)(d)	3,730	3,077
EMS Technologies, Inc. (a)	1,352	19,631
Endwave Corp. (a)	412	976
EXFO, Inc. (sub. vtg.) (a)	2,252	12,461
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Extreme Networks, Inc. (a)	7,442	$ 20,391
F5 Networks, Inc. (a)	5,865	512,777
Finisar Corp. (a)	5,634	72,059
Gilat Satellite Networks Ltd. (a)	2,826	13,197
Globecomm Systems, Inc. (a)	1,123	7,648
Harmonic, Inc. (a)	6,840	39,740
Hughes Communications, Inc. (a)	1,719	39,950
Infinera Corp. (a)	8,141	68,710
InterDigital, Inc. (a)	3,092	76,434
Ituran Location & Control Ltd.	1,591	21,399
Ixia (a)	5,463	61,677
JDS Uniphase Corp. (a)	16,035	147,362
KVH Industries, Inc. (a)	1,563	19,491
Loral Space & Communications Ltd. (a)	1,577	84,433
Meru Networks, Inc. (a)	1,000	12,800
Mitel Networks, Inc. (a)	3,745	24,343
NETGEAR, Inc. (a)	2,308	48,745
Network Engines, Inc. (a)	2,771	3,685
Network Equipment Technologies, Inc. (a)	1,783	4,832
NumereX Corp. Class A (a)	847	4,659
Occam Networks, Inc. (a)	2,320	10,788
Oclaro, Inc. (a)	3,681	37,693
Oplink Communications, Inc. (a)	1,737	27,306
Opnext, Inc. (a)	6,299	8,693
ORBCOMM, Inc. (a)	2,897	5,330
Orckit Communications Ltd. (a)(d)	1,533	3,526
Parkervision, Inc. (a)(d)	2,588	2,019
PC-Tel, Inc. (a)	1,155	6,630
Performance Technologies, Inc. (a)	470	1,020
Polycom, Inc. (a)	5,975	170,168
Powerwave Technologies, Inc. (a)	6,700	11,390
QUALCOMM, Inc.	119,602	4,581,953
RADWARE Ltd. (a)	1,428	34,758
Research In Motion Ltd. (a)(d)	41,291	1,769,732
Riverbed Technology, Inc. (a)	5,217	200,124
SeaChange International, Inc. (a)	3,784	29,288
ShoreTel, Inc. (a)	3,356	15,505
Sierra Wireless, Inc. (a)	2,705	22,401
Silicom Ltd. (a)	400	4,792
Sonus Networks, Inc. (a)	19,406	57,442
Sycamore Networks, Inc.	2,653	58,154
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Symmetricom, Inc. (a)	5,203	$ 26,431
Tekelec (a)	4,857	53,233
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	18,411	177,298
Telestone Technologies Corp. (a)(d)	578	5,364
Tellabs, Inc.	27,280	193,688
Telular Corp. (a)	871	2,596
Tollgrade Communications, Inc. (a)	443	3,207
UTStarcom, Inc. (a)	8,980	16,972
ViaSat, Inc. (a)	2,704	94,505
Westell Technologies, Inc. Class A (a)	3,694	7,388
ZST Digital Networks, Inc.	576	3,433
		18,662,278
Computers & Peripherals - 8.8%
ActivIdentity Corp. (a)	5,068	9,579
Apple, Inc. (a)	66,790	16,254,643
Avid Technology, Inc. (a)	2,752	30,492
Concurrent Computer Corp. (a)	225	1,166
Cray, Inc. (a)	3,431	18,493
Dell, Inc. (a)	141,481	1,665,231
Dot Hill Systems Corp. (a)	4,517	4,878
Electronics for Imaging, Inc. (a)	4,932	52,501
Hutchinson Technology, Inc. (a)	1,552	4,454
iGO, Inc. (a)	1,162	1,836
Immersion Corp. (a)	1,492	6,893
Intevac, Inc. (a)	2,427	22,862
Isilon Systems, Inc. (a)	5,171	103,161
LaserCard Corp. (a)	492	1,702
Logitech International SA (a)(d)	12,447	183,469
NetApp, Inc. (a)	24,662	997,331
Novatel Wireless, Inc. (a)	2,420	14,060
Overland Storage, Inc. (a)	304	468
Presstek, Inc. (a)	2,467	4,317
QLogic Corp. (a)	7,884	117,432
Rimage Corp. (a)	799	12,225
SanDisk Corp. (a)	17,007	565,313
Seagate Technology (a)	36,321	367,932
Silicon Graphics International Corp. (a)	2,701	16,030
Smart Technologies, Inc. Class A (a)	2,900	33,318
STEC, Inc. (a)(d)	3,803	42,441
Stratasys, Inc. (a)	1,858	42,195
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Super Micro Computer, Inc. (a)	3,724	$ 33,646
Synaptics, Inc. (a)	2,366	62,510
Xyratex Ltd. (a)	2,115	25,465
		20,696,043
Electronic Equipment & Components - 1.3%
Acacia Research Corp. - Acacia Technologies (a)	2,802	42,086
Agilysys, Inc.	2,256	9,791
Brightpoint, Inc. (a)	6,256	37,286
CalAmp Corp. (a)	4,043	10,391
Cogent, Inc. (a)	6,548	72,028
Cognex Corp.	2,704	52,728
Coherent, Inc. (a)	1,959	72,777
Comverge, Inc. (a)(d)	2,385	15,813
CPI International, Inc. (a)	1,519	21,433
Daktronics, Inc.	3,527	32,484
DDi Corp.	1,501	11,738
Digital Ally, Inc. (a)	1,439	2,504
DTS, Inc. (a)	1,270	44,514
Echelon Corp. (a)	3,399	25,713
Electro Rent Corp.	1,443	17,071
Electro Scientific Industries, Inc. (a)	2,429	26,355
FARO Technologies, Inc. (a)	1,390	25,493
Flextronics International Ltd. (a)	59,817	294,898
FLIR Systems, Inc. (a)	11,154	280,188
Frequency Electronics, Inc. (a)	801	4,013
Funtalk China Holdings Ltd. (a)(d)	3,228	25,566
GTSI Corp. (a)	429	2,162
HLS Systems International Ltd. (a)(d)	3,677	36,880
I. D. Systems Inc. (a)	623	1,246
ICx Technologies, Inc. (a)	1,926	14,734
Identive Group, Inc. (a)	1,068	1,613
Insight Enterprises, Inc. (a)	3,642	47,856
IPG Photonics Corp. (a)	3,185	68,987
Itron, Inc. (a)	2,989	161,406
LeCroy Corp. (a)	1,187	6,386
Littelfuse, Inc. (a)	1,594	59,361
LoJack Corp. (a)	1,208	4,011
LRAD Corp. (a)	1,388	1,221
Magal Security Systems Ltd. (a)	1,252	3,518
Maxwell Technologies, Inc. (a)	1,992	22,430
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Measurement Specialties, Inc. (a)	1,117	$ 16,554
Mercury Computer Systems, Inc. (a)	1,684	18,642
Microvision, Inc. (a)(d)	9,861	25,639
Molex, Inc. (d)	7,378	130,222
Molex, Inc. Class A (non-vtg.)	5,800	87,464
MTS Systems Corp.	1,440	38,376
Multi-Fineline Electronix, Inc. (a)	2,064	43,014
National Instruments Corp.	6,262	180,533
NetList, Inc. (a)(d)	1,689	4,239
Newport Corp. (a)	3,672	34,774
NU Horizons Electronics Corp. (a)	1,635	5,248
Orbotech Ltd. (a)	3,303	33,525
OSI Systems, Inc. (a)	1,358	40,170
PC Connection, Inc. (a)	2,121	13,808
PC Mall, Inc. (a)	1,949	8,186
Perceptron, Inc. (a)	784	3,481
Planar Systems, Inc. (a)	480	1,075
Plexus Corp. (a)	2,819	64,893
Power-One, Inc. (a)	6,230	63,421
RadiSys Corp. (a)	1,638	14,840
Research Frontiers, Inc. (a)(d)	596	2,390
Richardson Electronics Ltd.	989	8,703
Rofin-Sinar Technologies, Inc. (a)	2,056	41,942
Sanmina-SCI Corp. (a)	6,576	59,381
ScanSource, Inc. (a)	1,823	45,502
SMART Modular Technologies (WWH), Inc. (a)	4,840	22,700
Spectrum Control, Inc. (a)	541	6,389
Tech Data Corp. (a)	3,590	129,958
Tessco Technologies, Inc.	550	5,792
Trimble Navigation Ltd. (a)	9,254	260,315
TTM Technologies, Inc. (a)	5,550	45,843
Universal Display Corp. (a)	2,578	50,812
Viasystems Group, Inc. (a)	1,193	17,024
X-Rite, Inc. (a)	7,258	23,879
Zygo Corp. (a)	1,222	9,825
		3,115,240
Internet Software & Services - 7.4%
Akamai Technologies, Inc. (a)	12,668	583,615
Ancestry.com, Inc.	2,818	54,247
Archipelago Learning, Inc.	1,789	18,695
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Art Technology Group, Inc. (a)	10,871	$ 37,940
Autobytel, Inc. (a)	3,159	2,684
Baidu.com, Inc. sponsored ADR (a)	19,655	1,541,542
China Finance Online Co. Ltd. ADR (a)(d)	2,033	14,556
comScore, Inc. (a)	2,205	40,109
Constant Contact, Inc. (a)(d)	2,338	41,429
CryptoLogic Ltd.	2,831	3,992
DealerTrack Holdings, Inc. (a)	2,806	41,374
Digital River, Inc. (a)	2,765	72,913
DivX, Inc. (a)	2,720	20,930
EarthLink, Inc.	7,833	67,050
EasyLink Services International Corp. (a)	4,384	10,478
eBay, Inc. (a)	95,892	2,228,530
Equinix, Inc. (a)	3,363	306,739
GigaMedia Ltd. (a)	5,039	10,128
Google, Inc. Class A (a)	17,951	8,078,309
GSI Commerce, Inc. (a)	4,454	101,418
HSW International, Inc. (a)	212	1,285
IAC/InterActiveCorp (a)	7,780	192,866
InfoSpace, Inc. (a)	3,092	21,675
Innodata Isogen, Inc. (a)	1,720	4,627
Internap Network Services Corp. (a)	4,621	19,015
Internet Brands, Inc. Class A (a)	3,000	31,050
Internet Capital Group, Inc. (a)	3,962	33,340
Internet Gold Golden Lines Ltd. (a)(d)	1,727	31,051
Internet Initiative Japan, Inc. sponsored ADR (d)	728	4,747
iPass, Inc.	2,745	2,965
j2 Global Communications, Inc. (a)	3,673	79,227
Keynote Systems, Inc.	1,025	10,312
KIT Digital, Inc. (a)	1,597	13,718
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	5,866
Limelight Networks, Inc. (a)	5,569	22,053
Liquidity Services, Inc. (a)	2,232	28,726
LivePerson, Inc. (a)	4,012	28,686
Local.com Corp. (a)	545	1,848
LogMeIn, Inc. (a)	1,658	54,333
LoopNet, Inc. (a)	2,688	28,332
Marchex, Inc. Class B	1,598	6,408
Market Leader, Inc. (a)	3,144	6,540
MediaMind Technologies, Inc. (a)	1,350	15,930
Mercadolibre, Inc. (a)	3,226	212,722
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
ModusLink Global Solutions, Inc. (a)	3,600	$ 20,916
Move, Inc. (a)	10,906	20,503
NaviSite, Inc. (a)	3,222	9,602
NetEase.com, Inc. sponsored ADR (a)	5,266	209,218
NIC, Inc.	5,174	37,460
Open Text Corp. (a)(d)	3,982	175,301
OpenTable, Inc. (a)	1,680	89,544
Openwave Systems, Inc. (a)	4,488	7,271
Perficient, Inc. (a)	2,900	25,172
QuinStreet, Inc. (d)	3,085	33,102
RADVision Ltd. (a)	1,823	12,251
RealNetworks, Inc. (a)	10,884	29,387
Rediff.com India Ltd. sponsored ADR (a)	371	738
Saba Software, Inc. (a)	1,898	9,908
Salary.com, Inc. (a)	857	2,434
SAVVIS, Inc. (a)	3,819	66,871
Selectica, Inc. (a)	245	1,247
Sify Technologies Ltd. sponsored ADR (a)	7,477	9,197
Sina Corp. (a)	4,341	185,882
Sohu.com, Inc. (a)(d)	2,711	131,484
Stamps.com, Inc. (a)	989	11,314
Subaye, Inc. (a)	400	3,356
Support.com, Inc. (a)	2,282	8,672
TechTarget, Inc. (a)	3,566	15,833
Terremark Worldwide, Inc. (a)	4,592	38,481
The Knot, Inc. (a)	2,918	20,601
TheStreet.com, Inc.	1,783	4,992
Travelzoo, Inc. (a)	1,418	25,893
United Online, Inc.	6,293	31,024
ValueClick, Inc. (a)	5,743	62,599
VeriSign, Inc. (a)	13,411	390,662
VistaPrint Ltd. (a)	3,115	95,568
Vocus, Inc. (a)	1,536	22,764
Web.com, Inc. (a)	1,607	7,023
WebMD Health Corp. (a)	4,377	222,964
WebMediaBrands, Inc. (a)	1,459	948
Yahoo!, Inc. (a)	99,739	1,304,586
Zix Corp. (a)(d)	3,758	10,034
		17,488,802
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.3%
Acorn Energy, Inc. (a)	1,217	$ 5,355
Acxiom Corp. (a)	5,551	68,805
Automatic Data Processing, Inc.	36,410	1,405,790
Cass Information Systems, Inc.	612	20,074
China Information Technology, Inc. (a)	3,300	16,698
Cognizant Technology Solutions Corp. Class A (a)	21,975	1,265,870
Computer Task Group, Inc. (a)	1,224	7,687
CSG Systems International, Inc. (a)	2,408	44,066
Diamond Management & Technology Consultants, Inc.	2,113	26,391
Dynamics Research Corp. (a)	900	8,847
Echo Global Logistics, Inc.	1,450	18,212
Edgewater Technology, Inc. (a)	1,090	3,019
eLoyalty Corp. (a)	438	2,672
Euronet Worldwide, Inc. (a)	3,381	47,604
ExlService Holdings, Inc. (a)	2,333	38,751
Fiserv, Inc. (a)	11,368	568,741
Forrester Research, Inc. (a)	2,033	62,393
Hackett Group, Inc. (a)	1,964	7,777
iGate Corp.	4,208	66,024
Information Services Group, Inc. (a)	2,794	4,191
Infosys Technologies Ltd. sponsored ADR	7,656	438,612
Integral Systems, Inc. (a)	4,196	28,365
Lionbridge Technologies, Inc. (a)	3,727	16,622
ManTech International Corp. Class A (a)	1,595	56,447
NCI, Inc. Class A (a)	1,074	20,567
Ness Technologies, Inc. (a)	2,946	12,579
Newtek Business Services, Inc.	1,293	1,526
Online Resources Corp. (a)	2,603	10,282
Paychex, Inc.	26,360	656,100
PFSweb, Inc. (a)	257	668
PRG-Schultz International, Inc. (a)	1,378	7,166
Rainmaker Systems, Inc. (a)	1,909	1,909
RightNow Technologies, Inc. (a)	2,843	47,535
Sapient Corp.	9,219	96,154
SPS Commerce, Inc. (a)	1,000	10,190
Syntel, Inc.	2,849	109,672
TechTeam Global, Inc. (a)	575	3,341
Teletech Holdings, Inc. (a)	4,340	55,031
Telvent GIT SA (a)	2,411	45,713
Tier Technologies, Inc. Class B (a)	3,261	15,816
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Virtusa Corp. (a)	2,940	$ 25,931
Yucheng Technologies Ltd. (a)	1,788	5,793
		5,354,986
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	4,855	138,950
Semiconductors & Semiconductor Equipment - 8.7%
Actel Corp. (a)	2,898	41,441
Actions Semiconductor Co. Ltd. ADR (a)	8,012	16,745
Advanced Analogic Technologies, Inc. (a)	6,334	20,522
Advanced Energy Industries, Inc. (a)	3,107	43,840
Aixtron AG sponsored ADR (d)	769	18,971
Alpha & Omega Semiconductor Ltd. (a)	1,448	16,073
Altera Corp.	21,193	522,831
Amkor Technology, Inc. (a)(d)	13,060	66,214
Amtech Systems, Inc. (a)	413	5,625
ANADIGICS, Inc. (a)	5,180	20,798
Applied Materials, Inc.	99,151	1,030,179
Applied Micro Circuits Corp. (a)	5,170	55,733
ARM Holdings PLC sponsored ADR	5,585	93,158
ASM International NV unit (a)	681	14,989
ASML Holding NV	7,815	193,265
Atheros Communications, Inc. (a)	5,012	123,596
Atmel Corp. (a)	35,244	204,415
ATMI, Inc. (a)	2,419	30,903
AuthenTec, Inc. (a)	1,524	2,530
Avago Technologies Ltd. (d)	17,018	342,913
Axcelis Technologies, Inc. (a)	5,873	7,987
AXT, Inc. (a)	3,766	20,412
Broadcom Corp. Class A	32,176	964,315
Brooks Automation, Inc. (a)	5,277	35,778
BTU International, Inc. (a)	402	2,175
Cabot Microelectronics Corp. (a)	1,573	47,080
Camtek Ltd. (a)	1,772	4,076
Canadian Solar, Inc. (a)	3,257	38,335
Cascade Microtech, Inc. (a)	599	2,276
Cavium Networks, Inc. (a)	3,193	77,079
Ceva, Inc. (a)	2,018	24,418
China Sunergy Co. Ltd. ADR (a)(d)	1,739	6,713
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	2,935	2,642
Cirrus Logic, Inc. (a)	5,016	75,842
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cohu, Inc.	2,855	$ 32,775
Conexant Systems, Inc. (a)	5,664	8,439
Cree, Inc. (a)	7,878	421,788
Cymer, Inc. (a)	1,837	54,063
Cypress Semiconductor Corp. (a)	11,788	124,776
Diodes, Inc. (a)	3,379	49,840
DSP Group, Inc. (a)	2,504	16,852
Energy Conversion Devices, Inc. (a)	2,972	13,404
Entegris, Inc. (a)	10,671	41,083
Entropic Communications, Inc. (a)	5,377	40,919
Evergreen Solar, Inc. (a)(d)	15,459	10,358
Exar Corp. (a)	4,400	23,936
Ezchip Semiconductor Ltd. (a)	2,049	44,853
FEI Co. (a)	2,571	42,833
First Solar, Inc. (a)(d)	6,225	795,866
FormFactor, Inc. (a)	3,771	26,472
FSI International, Inc. (a)	4,179	11,325
GSI Technology, Inc. (a)	2,209	12,812
GT Solar International, Inc. (a)	10,441	80,709
Himax Technologies, Inc. sponsored ADR (d)	6,926	16,761
Hittite Microwave Corp. (a)	2,011	85,568
Ikanos Communications, Inc. (a)	2,406	2,072
Integrated Device Technology, Inc. (a)	11,149	57,083
Integrated Silicon Solution, Inc. (a)	2,319	15,375
Intel Corp.	406,531	7,203,729
Intersil Corp. Class A	9,498	94,933
IXYS Corp. (a)	3,057	28,919
JA Solar Holdings Co. Ltd. ADR (a)(d)	9,508	58,569
KLA-Tencor Corp.	12,415	347,744
Kopin Corp. (a)	6,157	17,332
Kulicke & Soffa Industries, Inc. (a)	4,659	26,743
Lam Research Corp. (a)	9,031	326,109
Lattice Semiconductor Corp. (a)	9,567	39,703
Linear Technology Corp.	16,315	467,425
LTX-Credence Corp. (a)	11,442	24,715
Marvell Technology Group Ltd. (a)	45,546	726,003
Mattson Technology, Inc. (a)	3,129	6,508
Maxim Integrated Products, Inc.	20,904	331,746
Mellanox Technologies Ltd. (a)(d)	2,648	43,957
MEMSIC, Inc. (a)(d)	1,025	2,388
Micrel, Inc.	5,407	47,825
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microchip Technology, Inc. (d)	13,496	$ 373,704
Micron Technology, Inc. (a)(d)	74,244	479,987
Microsemi Corp. (a)	5,831	81,634
Microtune, Inc. (a)	3,311	7,549
Mindspeed Technologies, Inc. (a)	2,073	13,267
MIPS Technologies, Inc. (a)	3,591	23,665
MKS Instruments, Inc. (a)	3,418	58,995
Monolithic Power Systems, Inc. (a)	2,525	41,435
MoSys, Inc. (a)	2,523	10,798
Nanometrics, Inc. (a)	2,246	29,760
Netlogic Microsystems, Inc. (a)	4,834	116,741
Nova Measuring Instruments Ltd. (a)	2,306	10,700
Novellus Systems, Inc. (a)	6,775	157,858
NVE Corp. (a)	893	34,291
NVIDIA Corp. (a)	42,147	393,232
NXP Semiconductors NV (d)	18,400	203,780
O2Micro International Ltd. sponsored ADR (a)	3,450	20,424
Omnivision Technologies, Inc. (a)	3,679	75,420
ON Semiconductor Corp. (a)	31,772	196,351
PDF Solutions, Inc. (a)	3,905	13,511
Pericom Semiconductor Corp. (a)	3,349	28,299
Photronics, Inc. (a)	4,964	21,345
Pixelworks, Inc. (a)	616	1,620
PLX Technology, Inc. (a)	3,185	10,670
PMC-Sierra, Inc. (a)	16,808	116,311
Power Integrations, Inc.	1,872	51,274
QuickLogic Corp. (a)(d)	6,879	21,394
Rambus, Inc. (a)	8,310	148,167
Ramtron International Corp. (a)	3,073	10,540
RF Micro Devices, Inc. (a)	19,464	94,984
Rubicon Technology, Inc. (a)(d)	1,899	46,544
Rudolph Technologies, Inc. (a)	1,643	12,988
Semtech Corp. (a)	3,850	63,891
Sigma Designs, Inc. (a)	2,077	19,732
Silicon Image, Inc. (a)	7,238	26,202
Silicon Laboratories, Inc. (a)	3,117	118,882
Silicon Motion Technology Corp. sponsored ADR (a)	1,507	7,279
Siliconware Precision Industries Co. Ltd. sponsored ADR	10,286	45,978
Skyworks Solutions, Inc. (a)	12,694	226,715
Solarfun Power Holdings Co. Ltd. ADR (a)	2,999	31,430
Spreadtrum Communications, Inc. ADR (a)	2,695	31,019
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Standard Microsystems Corp. (a)	1,492	$ 27,035
SunPower Corp.:
Class A (a)(d)	4,237	45,802
Class B (a)	3,505	36,242
Supertex, Inc. (a)	1,164	25,620
Tessera Technologies, Inc. (a)	3,447	52,394
Tower Semiconductor Ltd. (a)(d)	15,694	21,658
TranSwitch Corp. (a)	492	1,427
Trident Microsystems, Inc. (a)	11,118	16,899
TriQuint Semiconductor, Inc. (a)	10,881	75,623
Ultra Clean Holdings, Inc. (a)	2,382	20,176
Ultratech, Inc. (a)	1,790	29,732
Varian Semiconductor Equipment Associates, Inc. (a)	5,318	131,993
Veeco Instruments, Inc. (a)(d)	2,926	97,231
Verigy Ltd. (a)	4,358	36,455
Vimicro International Corp. sponsored ADR (a)	1,066	3,550
Virage Logic Corp. (a)	2,224	26,688
Volterra Semiconductor Corp. (a)	2,419	48,501
Xilinx, Inc.	19,360	467,544
Zoran Corp. (a)	3,961	32,005
		20,673,120
Software - 15.4%
ACI Worldwide, Inc. (a)	2,700	51,273
Activision Blizzard, Inc.	92,902	993,122
Actuate Corp. (a)	3,000	11,970
Adobe Systems, Inc. (a)	37,712	1,046,885
Advent Software, Inc. (a)(d)	2,214	109,969
Allot Communications Ltd. (a)	1,427	7,106
American Software, Inc. Class A	2,162	11,048
ANSYS, Inc. (a)	6,659	258,236
ArcSight, Inc. (a)	2,570	98,688
Ariba, Inc. (a)	6,667	103,138
AsiaInfo Holdings, Inc. (a)	5,436	97,087
Aspen Technology, Inc. (a)	6,749	64,655
Authentidate Holding Corp. (a)	9,462	6,434
Autodesk, Inc. (a)	16,817	466,672
Blackbaud, Inc.	3,062	63,751
Blackboard, Inc. (a)(d)	2,331	77,133
BluePhoenix Solutions Ltd. (a)	1,138	1,764
BMC Software, Inc. (a)	13,192	475,704
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Bottomline Technologies, Inc. (a)	2,171	$ 30,416
BroadSoft, Inc. (a)	2,000	16,340
CA, Inc.	38,031	684,938
Cadence Design Systems, Inc. (a)	19,909	135,381
Callidus Software, Inc. (a)	2,708	9,045
CDC Corp. Class A (a)	2,516	8,881
Changyou.com Ltd. (A Shares) ADR (a)	1,032	27,534
Check Point Software Technologies Ltd. (a)	15,438	538,632
China TransInfo Technlgy Corp. (a)(d)	1,285	7,993
Cinedigm Digital Cinema Corp. (a)	987	1,441
Citrix Systems, Inc. (a)	13,564	785,898
ClickSoftware Technologies Ltd. (a)	3,155	17,542
CommVault Systems, Inc. (a)	3,103	76,179
Compuware Corp. (a)	15,623	112,173
Concur Technologies, Inc. (a)	3,557	166,361
Convio, Inc. (a)	1,400	11,606
Deltek, Inc. (a)	5,101	36,472
DemandTec, Inc. (a)	3,464	25,841
Descartes Systems Group, Inc. (a)	2,850	16,038
Digimarc Corp. (a)	456	9,011
ebix.com, Inc. (a)(d)	2,379	44,345
Electronic Arts, Inc. (a)	22,632	344,912
Epicor Software Corp. (a)	4,405	29,910
EPIQ Systems, Inc.	2,750	34,238
ePlus, Inc. (a)	213	3,847
Evolving Systems, Inc.	2,956	19,805
FalconStor Software, Inc. (a)	4,107	12,896
Fortinet, Inc.	4,851	98,912
Fundtech Ltd. (a)	1,244	16,172
Geeknet, Inc. (a)	4,499	6,614
Glu Mobile, Inc. (a)(d)	2,413	2,727
Gravity Co. Ltd. sponsored ADR (a)	917	1,412
Guidance Software, Inc. (a)	905	4,471
Informatica Corp. (a)	6,657	214,089
Interactive Intelligence, Inc. (a)	1,472	21,948
Intuit, Inc. (a)	23,018	985,170
Jack Henry & Associates, Inc.	6,434	151,456
JDA Software Group, Inc. (a)	2,777	63,788
Kenexa Corp. (a)	1,647	18,348
KongZhong Corp. sponsored ADR (a)(d)	1,876	9,962
Lawson Software, Inc. (a)	11,584	88,038
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Magic Software Enterprises Ltd.	1,246	$ 3,028
Magma Design Automation, Inc. (a)	4,785	15,025
Majesco Entertainment Co. (a)	700	420
Manhattan Associates, Inc. (a)	1,878	48,913
Mentor Graphics Corp. (a)	7,511	68,275
MICROS Systems, Inc. (a)	5,767	219,723
Microsoft Corp.	641,331	15,058,452
MicroStrategy, Inc. Class A (a)	603	46,992
Monotype Imaging Holdings, Inc. (a)	2,633	19,471
Motricity, Inc. (a)(d)	3,200	23,552
Net 1 UEPS Technologies, Inc. (a)	3,713	42,737
NetScout Systems, Inc. (a)	3,540	56,038
Nice Systems Ltd. sponsored ADR (a)	2,383	63,864
Novell, Inc. (a)	25,131	141,236
Nuance Communications, Inc. (a)	21,390	314,005
Opnet Technologies, Inc.	1,706	26,870
Oracle Corp.	369,665	8,088,270
Parametric Technology Corp. (a)	8,097	138,054
Pegasystems, Inc.	2,704	59,218
Perfect World Co. Ltd. sponsored ADR Class B (a)	3,032	75,739
Pervasive Software, Inc. (a)	1,282	6,166
Phoenix Technologies Ltd. (a)	5,559	22,514
Progress Software Corp. (a)	3,612	96,477
QAD, Inc.	4,728	18,723
QLIK Technologies, Inc.	6,000	111,780
Quest Software, Inc. (a)	7,109	152,346
Radiant Systems, Inc. (a)	2,762	49,467
RealPage, Inc. (d)	5,100	85,527
Renaissance Learning, Inc.	1,806	14,448
Retalix Ltd. (a)	909	10,663
Rovi Corp. (a)	7,480	325,455
S1 Corp. (a)	3,933	19,154
Shanda Games Ltd. sponsored ADR	5,533	31,317
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	2,181	90,032
Smith Micro Software, Inc. (a)	2,943	22,514
Sonic Foundry, Inc. (a)	478	4,780
Sonic Solutions, Inc. (a)(d)	2,136	17,195
Sourcefire, Inc. (a)	2,245	56,956
SRS Labs, Inc. (a)	2,684	24,075
SS&C Technologies Holdings, Inc. (a)	5,118	72,113
SuccessFactors, Inc. (a)	5,280	111,408
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	57,938	$ 789,695
Synchronoss Technologies, Inc. (a)	2,767	42,778
Synopsys, Inc. (a)	11,534	264,013
Take-Two Interactive Software, Inc. (a)	6,232	51,850
Taleo Corp. Class A (a)	2,864	73,404
TeleCommunication Systems, Inc. Class A (a)	2,954	9,098
TeleNav, Inc.	3,300	18,480
The9 Ltd. sponsored ADR (a)(d)	1,168	6,249
THQ, Inc. (a)	5,677	20,153
TIBCO Software, Inc. (a)	12,051	174,619
TigerLogic Corp. (a)	1,200	4,908
TiVo, Inc. (a)	6,973	54,808
Trintech Group PLC sponsored ADR (a)	659	2,900
Ultimate Software Group, Inc. (a)	1,725	56,787
Unica Corp. (a)	960	20,266
Vasco Data Security International, Inc. (a)	3,544	21,140
Veraz Networks, Inc. (a)	1,800	1,386
Verint Systems, Inc. (a)	2,200	51,876
Versant Corp. (a)	349	3,909
Voltaire Ltd. (a)	1,910	9,092
Wave Systems Corp. Class A (a)(d)	5,662	11,777
Websense, Inc. (a)	3,100	60,295
		36,437,892
TOTAL INFORMATION TECHNOLOGY		122,567,311
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	2,108	38,302
ADA-ES, Inc. (a)	172	843
Altair Nanotechnologies, Inc. (a)(d)	14,711	6,326
American Pacific Corp. (a)	617	2,888
Ampal-American Israel Corp. Class A (a)	2,681	4,397
Balchem Corp.	1,821	44,523
Cereplast, Inc. (a)	820	3,223
China Agritech, Inc. (a)(d)	1,300	19,760
Fuwei Films Holdings Co. Ltd. (a)	926	861
Hawkins, Inc.	1,094	33,334
Innophos Holdings, Inc.	1,494	43,580
Innospec, Inc. (a)	2,262	28,071
KMG Chemicals, Inc.	572	7,602
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Landec Corp. (a)	4,366	$ 24,013
Methanex Corp.	6,543	139,666
Nanophase Technologies Corp. (a)	626	695
Penford Corp. (a)	697	3,387
Senomyx, Inc. (a)	1,884	7,687
ShengdaTech, Inc. (a)(d)	5,173	22,968
Sigma Aldrich Corp.	8,773	466,460
TPC Group, Inc. (a)	1,300	22,594
Yongye International, Inc. (a)(d)	3,018	23,842
Zoltek Companies, Inc. (a)	3,335	28,381
		973,403
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	3,904	14,093
United States Lime & Minerals, Inc. (a)	477	18,250
		32,343
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	553	13,078
Silgan Holdings, Inc.	5,714	170,791
		183,869
Metals & Mining - 0.6%
Century Aluminum Co. (a)	6,799	67,990
China Gerui Adv Mat Group Ltd. (a)	2,700	13,905
China Natural Resources, Inc. (a)	1,155	11,204
China Precision Steel, Inc. (a)(d)	3,260	4,531
DRDGOLD Ltd. sponsored ADR (d)	3,237	13,077
Globe Specialty Metals, Inc. (a)	5,451	59,579
Gulf Resources, Inc. (a)	3,255	28,253
Haynes International, Inc.	1,001	29,309
Horsehead Holding Corp. (a)	2,890	22,889
Kaiser Aluminum Corp.	1,568	57,891
Olympic Steel, Inc.	1,095	24,134
Pan American Silver Corp.	7,773	192,537
Qiao Xing Universal Telephone, Inc. (a)(d)	4,546	7,365
Randgold Resources Ltd. sponsored ADR	4,367	403,904
Royal Gold, Inc.	3,734	183,227
Schnitzer Steel Industries, Inc. Class A	1,521	67,289
Silver Standard Resources, Inc. (a)	5,767	101,557
Steel Dynamics, Inc.	15,636	214,213
Sutor Technology Group Ltd. (a)	5,943	9,806
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Universal Stainless & Alloy Products, Inc. (a)	1,071	$ 22,030
US Energy Corp. (a)	3,179	12,907
		1,547,597
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,806	13,974
Pope Resources, Inc. LP	213	5,698
		19,672
TOTAL MATERIALS		2,756,884
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.5%
012 Smile.Communications Ltd.	2,149	45,709
8x8, Inc. (a)	8,794	12,048
Alaska Communication Systems Group, Inc.	5,059	48,870
Arbinet-thexchange, Inc. (a)	200	1,538
Atlantic Tele-Network, Inc.	1,084	46,233
Cbeyond, Inc. (a)	2,266	27,079
City Telecom (HK) Ltd. sponsored ADR	459	5,499
Cogent Communications Group, Inc. (a)	3,394	29,596
Consolidated Communications Holdings, Inc.	2,550	44,217
General Communications, Inc. Class A (a)	3,767	33,941
Global Crossing Ltd. (a)	4,081	50,196
Globalstar, Inc. (a)(d)	22,812	34,218
HickoryTech Corp.	972	7,484
Iridium Communications, Inc. (a)	5,293	45,890
Level 3 Communications, Inc. (a)(d)	120,999	124,629
Neutral Tandem, Inc. (a)	2,278	25,741
PAETEC Holding Corp. (a)	10,485	42,989
SureWest Communications (a)	1,410	8,672
Telefonos de Mexico SA de CV Series A sponsored ADR	257	3,523
tw telecom, inc. (a)	10,610	186,046
VocalTec Communications Ltd. (a)	850	22,364
Warwick Valley Telephone Co.	420	5,943
Windstream Corp.	32,759	377,875
		1,230,300
Wireless Telecommunication Services - 1.3%
America Movil SAB de CV Series A sponsored ADR	375	17,408
Clearwire Corp. Class A (a)	16,505	105,797
FiberTower Corp. (a)	5,318	19,092
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
ICO Global Communications Holdings Ltd. Class A (a)	16,937	$ 22,696
Leap Wireless International, Inc. (a)	5,795	60,094
Linktone Ltd. sponsored ADR (a)	452	664
Millicom International Cellular SA	7,955	732,496
NII Holdings, Inc. (a)	12,267	444,679
NTELOS Holdings Corp.	2,836	45,886
Partner Communications Co. Ltd. ADR	591	9,757
SBA Communications Corp. Class A (a)	7,883	282,211
Shenandoah Telecommunications Co.	2,363	39,911
Terrestar Corp. (a)(d)	8,807	2,422
USA Mobility, Inc.	2,100	30,156
Vodafone Group PLC sponsored ADR	52,658	1,273,270
		3,086,539
TOTAL TELECOMMUNICATION SERVICES		4,316,839
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	1,440	53,741
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)(d)	1,300	6,656
Delta Natural Gas Co., Inc.	344	9,976
		16,632
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	3,632	3,341
Water Utilities - 0.1%
Artesian Resources Corp. Class A	433	7,755
Cadiz, Inc. (a)	828	9,108
Connecticut Water Service, Inc.	1,238	28,004
Consolidated Water Co., Inc.	1,157	10,656
Middlesex Water Co.	1,342	22,022
Pure Cycle Corp. (a)	764	2,300
Southwest Water Co.	3,059	33,588
Tri-Tech Holding, Inc.	664	7,171
York Water Co.	1,531	23,501
		144,105
TOTAL UTILITIES		217,819
TOTAL COMMON STOCKS (Cost $222,832,042)		235,551,375
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.34% 11/18/10 (e) (Cost $499,632)	$ 500,000	$ 499,865
Money Market Funds - 5.1%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $11,995,458)	11,995,458	11,995,458
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $235,327,132)		248,046,698
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(11,912,720)
NET ASSETS - 100%		$ 236,133,978
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
13 CME E-mini NASDAQ 100 Index Contracts	Sept. 2010	$ 459,290	$ 8,534
The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $499,865.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,513
Fidelity Securities Lending Cash Central Fund	205,285
Total	$ 209,798
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 34,641,667	$ 34,641,667	$ -	$ -
Consumer Staples	4,772,918	4,772,918	-	-
Energy	3,485,340	3,485,340	-	-
Financials	17,253,974	17,252,092	1,881	1
Health Care	33,303,916	33,303,913	3	-
Industrials	12,234,707	12,234,707	-	-
Information Technology	122,567,311	122,567,311	-	-
Materials	2,756,884	2,756,884	-	-
Telecommunication Services	4,316,839	4,316,839	-	-
Utilities	217,819	217,819	-	-
U.S. Government and Government Agency Obligations	499,865	-	499,865	-
Money Market Funds	11,995,458	11,995,458	-	-
Total Investments in Securities:	$ 248,046,698	$ 247,544,948	$ 501,749	$ 1
Derivative Instruments:
Assets
Futures Contracts	$ 8,534	$ 8,534	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(84)
Cost of Purchases	85
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ (84)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $236,154,962. Net unrealized appreciation aggregated $11,891,736, of which $54,396,846 related to appreciated investment securities and $42,505,110 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index Tracking Stock

August 31, 2010

1.805775.106

ETF-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,201	$ 12,418
Ballard Power Systems, Inc. (a)(d)	5,238	9,285
China Automotive Systems, Inc. (a)(d)	1,041	14,553
China XD Plastics Co. Ltd. (a)(d)	1,600	9,008
Dorman Products, Inc. (a)	867	20,331
Exide Technologies (a)	3,137	13,144
Federal-Mogul Corp. Class A (a)	4,086	62,495
Fuel Systems Solutions, Inc. (a)	840	27,241
Gentex Corp.	5,786	101,660
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	7,787	3,517
Shiloh Industries, Inc. (a)	848	7,166
SORL Auto Parts, Inc. (a)	753	6,446
Spartan Motors, Inc.	1,724	6,706
Tongxin International Ltd. (a)	809	3,317
Wonder Auto Technology, Inc. (a)(d)	1,248	9,610
		306,897
Automobiles - 0.1%
Kandi Technologies Corp. (a)(d)	1,312	3,988
Tesla Motors, Inc. (a)(d)	4,153	81,565
		85,553
Distributors - 0.1%
Audiovox Corp. Class A (a)	1,612	10,204
Core-Mark Holding Co., Inc. (a)	501	12,971
LKQ Corp. (a)	5,990	111,414
		134,589
Diversified Consumer Services - 0.6%
American Public Education, Inc. (a)	838	20,824
Apollo Group, Inc. Class A (non-vtg.) (a)	6,227	264,523
Cambium Learning Group, Inc. (a)	1,516	4,305
Capella Education Co. (a)	742	46,434
Career Education Corp. (a)	3,544	62,126
ChinaCast Education Corp. (a)	1,493	8,809
Coinstar, Inc. (a)	1,366	59,421
Corinthian Colleges, Inc. (a)(d)	3,558	17,363
Education Management Corp. (d)	5,760	46,483
Grand Canyon Education, Inc. (a)	1,871	31,975
Learning Tree International, Inc.	1,046	9,247
Lincoln Educational Services Corp. (a)	1,130	12,340
Matthews International Corp. Class A	1,408	44,338
National American University Holdings, Inc.	793	3,878
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Princeton Review, Inc. (a)	1,206	$ 2,255
Steiner Leisure Ltd. (a)	672	23,930
Stewart Enterprises, Inc. Class A	4,438	21,125
StoneMor Partners LP	556	13,338
Strayer Education, Inc.	573	82,959
		775,673
Hotels, Restaurants & Leisure - 1.8%
AFC Enterprises, Inc. (a)	1,105	11,879
Ambassadors Group, Inc.	1,051	11,535
Ambassadors International, Inc. (a)	73	195
Ameristar Casinos, Inc.	2,486	40,795
Benihana, Inc. (a)	145	960
Benihana, Inc. Class A (sub. vtg.) (a)	273	1,761
BJ's Restaurants, Inc. (a)(d)	1,280	30,643
Bob Evans Farms, Inc.	1,424	36,383
Buffalo Wild Wings, Inc. (a)	678	28,354
California Pizza Kitchen, Inc. (a)	1,126	17,295
Caribou Coffee Co., Inc. (a)	678	6,353
Carrols Restaurant Group, Inc. (a)	736	3,224
Century Casinos, Inc. (a)	1,121	2,152
China Lodging Group Ltd. ADR	363	7,623
Churchill Downs, Inc.	861	29,593
Cosi, Inc. (a)	3,046	2,406
Cracker Barrel Old Country Store, Inc.	950	42,380
Ctrip.com International Ltd. sponsored ADR (a)	6,104	247,151
Denny's Corp. (a)	5,857	13,969
Einstein Noah Restaurant Group, Inc. (a)	854	8,386
Empire Resorts, Inc. (a)	1,905	1,543
Gaming Partners International Corp.	432	2,575
Great Wolf Resorts, Inc. (a)	1,766	3,497
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,066	44,729
International Speedway Corp. Class A	1,150	26,324
Interval Leisure Group, Inc. (a)	2,086	26,096
Isle of Capri Casinos, Inc. (a)	1,398	9,898
Jack in the Box, Inc. (a)	2,126	42,903
Jamba, Inc. (a)	2,806	4,995
Lakes Entertainment, Inc. (a)	1,361	2,708
McCormick & Schmick's Seafood Restaurants (a)	838	5,196
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	7,115	27,749
Monarch Casino & Resort, Inc. (a)	1,041	9,910
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Morgans Hotel Group Co. (a)	1,382	$ 8,624
MTR Gaming Group, Inc. (a)	1,696	3,375
Multimedia Games, Inc. (a)	1,185	4,136
O'Charleys, Inc. (a)	1,089	6,000
P.F. Chang's China Bistro, Inc. (d)	971	41,569
Panera Bread Co. Class A (a)	1,230	98,326
Papa John's International, Inc. (a)	1,094	26,048
Peet's Coffee & Tea, Inc. (a)	542	18,580
Penn National Gaming, Inc. (a)	3,445	97,080
Premier Exhibitions, Inc. (a)	1,633	2,760
Red Robin Gourmet Burgers, Inc. (a)	848	15,713
Rick's Cabaret International, Inc. (a)	582	3,521
Ruth's Hospitality Group, Inc. (a)	2,084	6,815
Scientific Games Corp. Class A (a)	4,150	42,372
Shuffle Master, Inc. (a)	3,046	24,216
Sonic Corp. (a)	2,448	18,776
Starbucks Corp.	30,933	711,150
Texas Roadhouse, Inc. Class A (a)	2,827	37,486
The Cheesecake Factory, Inc. (a)	2,854	63,901
Town Sports International Holdings, Inc. (a)	1,233	3,230
Wynn Resorts Ltd.	5,093	410,547
		2,395,385
Household Durables - 0.2%
Bassett Furniture Industries, Inc. (a)	886	4,200
Cavco Industries, Inc. (a)	235	7,875
Deer Consumer Products, Inc. (a)	1,066	8,528
Dixie Group, Inc. (a)	545	1,749
Flexsteel Industries, Inc.	345	4,882
Garmin Ltd. (d)	8,173	217,484
Helen of Troy Ltd. (a)	1,131	25,170
Hooker Furniture Corp.	843	7,882
iRobot Corp. (a)	987	16,355
Lifetime Brands, Inc. (a)	576	7,857
Palm Harbor Homes, Inc. (a)	1,937	3,196
Stanley Furniture Co., Inc. (a)	961	3,681
Universal Electronics, Inc. (a)	715	13,678
		322,537
Internet & Catalog Retail - 2.9%
1-800-FLOWERS.com, Inc. Class A (a)	1,920	3,053
Amazon.com, Inc. (a)	18,523	2,312,226
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Bidz.com, Inc. (a)	1,030	$ 1,648
Blue Nile, Inc. (a)	710	29,153
dELiA*s, Inc. (a)	1,313	1,838
Drugstore.com, Inc. (a)	3,462	5,435
Expedia, Inc.	10,746	245,654
Gaiam, Inc. Class A	881	4,731
HSN, Inc. (a)	2,243	58,968
Liberty Media Corp. Interactive Series A (a)	24,309	256,460
MakeMyTrip Ltd.	1,475	50,150
Netflix, Inc. (a)	2,191	275,014
NutriSystem, Inc.	1,456	25,567
Overstock.com, Inc. (a)	1,035	14,542
PetMed Express, Inc. (d)	1,307	20,193
Priceline.com, Inc. (a)	1,968	573,633
Shutterfly, Inc. (a)	1,066	23,697
SinoCoking Coal and Coke Chemical Industries, Inc. (a)(d)	800	11,672
US Auto Parts Network, Inc. (a)	1,297	10,661
ValueVision Media, Inc. Class A (a)	1,713	3,426
Vitacost.com, Inc.	1,173	6,569
		3,934,290
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. (a)	832	5,816
Clarus Corp. (a)	863	5,411
JAKKS Pacific, Inc. (a)	1,158	17,254
Mattel, Inc.	14,943	313,654
Pool Corp.	2,054	37,896
RC2 Corp. (a)	928	17,084
Smith & Wesson Holding Corp. (a)	2,334	8,753
Summer Infant, Inc. (a)	1,002	7,705
		413,573
Media - 5.6%
AirMedia Group, Inc. ADR (a)	577	2,106
Alloy, Inc. (a)	641	6,154
Ascent Media Corp. (a)	778	20,776
Beasley Broadcast Group, Inc. Class A (a)	1,025	3,649
Carmike Cinemas, Inc. (a)	640	3,872
Central European Media Enterprises Ltd. Class A (a)(d)	2,334	49,668
China MediaExpress Holdings, Inc. (a)(d)	1,560	13,322
China Yida Holding Co. (a)	856	8,432
CKX, Inc. (a)	4,774	22,390
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.:
Class A	85,378	$ 1,461,671
Class A (special) (non-vtg.)	30,885	496,322
Crown Media Holdings, Inc. Class A (a)(d)	13,936	29,823
CTC Media, Inc.	6,416	114,846
Cumulus Media, Inc. Class A (a)	2,176	4,591
Daily Journal Corp. (a)	42	2,846
DIRECTV (a)	36,804	1,395,608
Discovery Communications, Inc. (a)	5,884	222,121
Discovery Communications, Inc. Class C (a)	5,800	196,040
DISH Network Corp. Class A	8,918	160,078
DreamWorks Animation SKG, Inc. Class A (a)	3,147	93,246
Emmis Communications Corp. Class A (a)	1,249	1,923
Fisher Communications, Inc. (a)	400	6,672
Focus Media Holding Ltd. ADR (a)(d)	5,424	103,544
Global Sources Ltd. (a)	1,833	12,813
Global Traffic Network, Inc. (a)	614	3,162
Harris Interactive, Inc. (a)	2,902	2,670
IMAX Corp. (a)	2,785	39,352
Insignia Systems, Inc. (a)	1,294	7,958
interCLICK, Inc. (a)	688	2,539
Knology, Inc. (a)	1,596	18,721
Lamar Advertising Co. Class A (a)	3,270	85,707
Liberty Global, Inc.:
Class A (a)	5,653	155,571
Class B (a)	219	6,066
Class C (a)	5,155	141,969
Liberty Media Corp.:
Capital Series A (a)	3,766	169,771
Starz Series A (a)	2,118	126,529
LodgeNet Entertainment Corp. (a)	1,233	3,144
Madison Square Garden, Inc. Class A (a)	2,569	50,314
MDC Partners, Inc. Class A (sub. vtg.)	1,745	20,382
Mediacom Communications Corp. Class A (a)	1,770	10,231
Morningstar, Inc. (a)	1,923	77,785
National CineMedia, Inc.	1,706	27,108
Navarre Corp. (a)	1,553	3,774
Net Servicos de Comunicacao SA sponsored ADR (a)	2,551	32,474
New Frontier Media, Inc. (a)	1,553	2,889
News Corp.:
Class A	75,700	951,549
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp.: - continued
Class B	33,200	$ 468,120
Outdoor Channel Holdings, Inc. (a)	1,068	5,671
Private Media Group, Inc. (a)	838	1,492
Radio One, Inc. Class D (non-vtg.) (a)	2,147	1,417
ReachLocal, Inc.	1,100	14,311
Rentrak Corp. (a)	518	11,417
RRSat Global Communications Network Ltd.	966	7,148
Salem Communications Corp. Class A (a)	748	2,020
Scholastic Corp.	1,493	34,981
Sinclair Broadcast Group, Inc. Class A (a)	2,041	12,205
Sirius XM Radio, Inc. (a)	159,300	152,307
Spanish Broadcasting System, Inc. Class A (a)	1,725	1,604
SuperMedia, Inc. (a)	586	5,297
Value Line, Inc.	480	6,346
Virgin Media, Inc.	13,958	290,466
VisionChina Media, Inc. ADR (a)	3,347	12,016
Westwood One, Inc. (a)(d)	848	6,648
WPP PLC sponsored ADR	544	26,961
Xinhua Sports & Entertainment sponsored ADR (a)	5,340	924
		7,433,529
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	5,219	236,577
Fred's, Inc. Class A	1,958	21,577
Gordmans Stores, Inc.	875	9,354
Sears Holdings Corp. (a)(d)	4,758	294,520
The Bon-Ton Stores, Inc. (a)	545	3,461
Tuesday Morning Corp. (a)	1,750	6,493
		571,982
Specialty Retail - 2.0%
A.C. Moore Arts & Crafts, Inc. (a)	929	1,644
America's Car Mart, Inc. (a)	528	13,200
AutoChina International Ltd. (a)(d)	722	15,119
bebe Stores, Inc.	3,738	21,269
Bed Bath & Beyond, Inc. (a)	10,692	384,591
Big 5 Sporting Goods Corp.	1,110	13,170
Books-A-Million, Inc.	822	4,447
Cache, Inc. (a)	737	3,162
Casual Male Retail Group, Inc. (a)	2,409	7,733
Charming Shoppes, Inc. (a)	5,462	18,407
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Citi Trends, Inc. (a)	656	$ 14,826
Coldwater Creek, Inc. (a)	3,622	15,611
Conn's, Inc. (a)(d)	1,163	5,059
Cost Plus, Inc. (a)	897	2,987
Destination Maternity Corp. (a)	510	13,566
Dress Barn, Inc. (a)	3,296	68,722
Finish Line, Inc. Class A	2,001	26,413
Golfsmith International Holdings, Inc. (a)	608	1,988
Gymboree Corp. (a)	1,238	46,586
Hibbett Sports, Inc. (a)	1,238	28,697
Hot Topic, Inc.	2,017	10,468
Jos. A. Bank Clothiers, Inc. (a)	1,024	37,407
Kirkland's, Inc. (a)	993	11,330
Monro Muffler Brake, Inc.	837	35,054
O'Reilly Automotive, Inc. (a)	5,581	263,814
Pacific Sunwear of California, Inc. (a)	2,976	11,220
PetSmart, Inc.	5,000	159,450
Rent-A-Center, Inc.	2,838	56,987
Ross Stores, Inc.	5,058	251,029
rue21, Inc.	1,110	23,410
Select Comfort Corp. (a)	2,177	11,756
Shoe Carnival, Inc. (a)	508	8,397
Staples, Inc.	29,794	529,439
Stein Mart, Inc. (a)	1,888	13,641
Tandy Leather Factory, Inc.	450	1,935
The Children's Place Retail Stores, Inc. (a)	1,275	55,667
Tractor Supply Co.	1,503	102,174
Trans World Entertainment Corp. (a)	3,126	5,064
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,494	56,489
Urban Outfitters, Inc. (a)	6,829	207,055
West Marine, Inc. (a)	977	8,226
Wet Seal, Inc. Class A (a)	4,311	13,019
Winmark Corp.	320	9,994
Zumiez, Inc. (a)	1,254	18,647
		2,608,869
Textiles, Apparel & Luxury Goods - 0.5%
Cherokee, Inc.	432	7,521
Columbia Sportswear Co.	1,462	68,144
Crocs, Inc. (a)	3,430	42,875
Deckers Outdoor Corp. (a)	1,698	73,812
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Exceed Co. Ltd. (a)(d)	1,224	$ 8,140
Fossil, Inc. (a)	2,656	126,133
Fuqi International, Inc. (a)	1,111	6,733
G-III Apparel Group Ltd. (a)	800	19,296
Heelys, Inc. (a)	1,024	2,417
Iconix Brand Group, Inc. (a)	2,672	40,708
Joe's Jeans, Inc. (a)	2,716	4,943
K-Swiss, Inc. Class A (a)	1,505	17,112
LJ International, Inc. (a)	1,046	3,535
lululemon athletica, Inc. (a)(d)	2,136	70,531
Perry Ellis International, Inc. (a)	785	14,413
Steven Madden Ltd. (a)	1,088	37,460
Tandy Brands Accessories, Inc. (a)	1,078	3,342
True Religion Apparel, Inc. (a)	1,019	17,914
Volcom, Inc. (a)	940	14,655
Wacoal Holdings Corp. sponsored ADR	104	7,134
Weyco Group, Inc.	640	14,995
		601,813
TOTAL CONSUMER DISCRETIONARY		19,584,690
CONSUMER STAPLES - 2.0%
Beverages - 0.2%
Central European Distribution Corp. (a)	3,067	70,173
Coca-Cola Bottling Co. Consolidated	336	16,709
Hansen Natural Corp. (a)	3,814	171,783
Jones Soda Co. (a)(d)	1,617	1,649
MGP Ingredients, Inc.	763	5,028
National Beverage Corp.	2,133	30,587
		295,929
Food & Staples Retailing - 1.2%
Andersons, Inc.	763	27,338
Arden Group, Inc. Class A	159	13,909
Casey's General Stores, Inc. (d)	1,979	74,450
China Jo-Jo Drugstores, Inc. (a)	612	3,464
Costco Wholesale Corp.	18,085	1,022,707
Ingles Markets, Inc. Class A	918	13,568
Nash-Finch Co.	573	22,502
PriceSmart, Inc.	1,296	33,450
QKL Stores, Inc. (a)	2,225	10,458
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Spartan Stores, Inc.	931	$ 12,168
Susser Holdings Corp. (a)	683	7,930
The Pantry, Inc. (a)	939	17,672
United Natural Foods, Inc. (a)	1,846	64,130
Village Super Market, Inc. Class A	293	7,597
Whole Foods Market, Inc. (a)	7,038	244,852
Winn-Dixie Stores, Inc. (a)	2,262	14,839
		1,591,034
Food Products - 0.5%
AgFeed Industries, Inc. (a)(d)	1,955	4,399
Alico, Inc.	256	5,274
Bridgford Foods Corp.	417	4,904
Cal-Maine Foods, Inc.	947	28,107
Calavo Growers, Inc.	790	15,508
Cresud S.A.C.I.F. y A. sponsored ADR	2,056	28,414
Diamond Foods, Inc.	806	34,037
Farmer Brothers Co.	800	11,368
Green Mountain Coffee Roasters, Inc. (a)	5,481	168,924
Hain Celestial Group, Inc. (a)	1,552	34,672
Imperial Sugar Co.	529	6,692
J&J Snack Foods Corp.	912	34,428
John B. Sanfilippo & Son, Inc. (a)	386	4,941
Lancaster Colony Corp.	1,043	47,530
Lance, Inc.	1,590	34,201
Lifeway Foods, Inc. (a)	838	8,397
Limoneira Co.	400	6,568
Origin Agritech Ltd. (a)	1,066	7,611
Sanderson Farms, Inc.	807	34,709
Seneca Foods Corp. Class A (a)	337	8,412
SkyPeople Fruit Juice, Inc. (a)	964	4,560
Smart Balance, Inc. (a)	2,721	9,904
SunOpta, Inc. (a)	2,817	14,761
Synutra International, Inc. (a)	2,326	23,632
Yuhe International, Inc. (a)(d)	715	5,827
Zhongpin, Inc. (a)	1,361	21,776
		609,556
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,409	13,026
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,265	$ 11,815
WD-40 Co.	746	26,237
		51,078
Personal Products - 0.1%
China Sky One Medical, Inc. (a)	614	5,870
China-Biotics, Inc. (a)(d)	910	11,748
Elizabeth Arden, Inc. (a)	1,472	24,097
GLG Life Tech Corp. (a)	1,817	12,525
Inter Parfums, Inc.	1,473	24,187
Mannatech, Inc. (a)	1,233	2,848
Nutraceutical International Corp. (a)	586	7,952
Parlux Fragrances, Inc. (a)	1,201	2,498
Physicians Formula Holdings, Inc. (a)	913	2,867
Reliv International, Inc.	641	1,282
The Female Health Co.	958	4,560
USANA Health Sciences, Inc. (a)	726	30,855
		131,289
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	3,446	5,135
TOTAL CONSUMER STAPLES		2,684,021
ENERGY - 1.5%
Energy Equipment & Services - 0.3%
Acergy SA sponsored ADR	1,606	24,668
Bronco Drilling Co., Inc. (a)	1,940	7,644
Dawson Geophysical Co. (a)	480	11,597
ENGlobal Corp. (a)	1,120	2,554
Exterran Partners LP	520	12,147
Global Industries Ltd. (a)	4,502	20,552
Gulf Island Fabrication, Inc.	694	10,327
Hercules Offshore, Inc. (a)	5,866	12,553
Lufkin Industries, Inc.	1,280	49,485
Matrix Service Co. (a)	1,110	9,446
Mitcham Industries, Inc. (a)	358	2,298
Omni Energy Services Corp. (a)	816	2,211
OYO Geospace Corp. (a)	219	10,786
Patterson-UTI Energy, Inc.	6,518	96,206
PHI, Inc. (non-vtg.) (a)	507	7,352
Seahawk Drilling, Inc. (a)	690	4,968
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Superior Well Services, Inc. (a)	1,206	$ 26,689
T-3 Energy Services, Inc. (a)	512	11,305
Tesco Corp. (a)	1,568	15,555
Trico Marine Services, Inc. (a)	1,554	421
Union Drilling, Inc. (a)	1,238	5,781
		344,545
Oil, Gas & Consumable Fuels - 1.2%
Abraxas Petroleum Corp. (a)	2,963	7,141
Alliance Holdings GP, LP	2,534	96,520
Alliance Resource Partners LP	1,446	78,185
APCO Argentina, Inc.	1,110	28,860
Approach Resources, Inc. (a)	1,120	9,744
Atlas Energy, Inc. (a)	3,258	88,618
ATP Oil & Gas Corp. (a)(d)	1,960	22,364
BioFuel Energy Corp. (a)	2,115	2,496
BreitBurn Energy Partners LP	2,240	38,192
Brigham Exploration Co. (a)	4,752	72,801
Calumet Specialty Products Partners LP	899	16,398
Capital Product Partners LP	1,396	11,280
Carrizo Oil & Gas, Inc. (a)	1,270	26,619
China Integrated Energy, Inc. (a)	1,532	11,735
Clayton Williams Energy, Inc. (a)	496	22,707
Clean Energy Fuels Corp. (a)(d)	2,666	38,524
Copano Energy LLC	2,908	73,049
CREDO Petroleum Corp. (a)	1,070	8,400
Crimson Exploration, Inc. (a)	2,265	6,161
Crosstex Energy LP (a)	2,107	25,284
Crosstex Energy, Inc. (a)	2,139	15,893
Delta Petroleum Corp. (a)(d)	11,530	7,956
Dorchester Minerals LP	1,220	29,536
Double Eagle Petroleum Co. (a)	432	1,763
Eagle Rock Energy Partners LP	2,006	12,036
Energy XXI (Bermuda) Ltd. (a)	2,234	44,658
EV Energy Partners LP	1,349	45,353
FX Energy, Inc. (a)	1,856	5,958
GeoMet, Inc. (a)	2,577	2,371
Georesources, Inc. (a)	851	12,859
Golar LNG Ltd. (NASDAQ)	2,982	30,953
Green Plains Renewable Energy, Inc. (a)	1,069	9,942
Gulfport Energy Corp. (a)	1,622	18,442
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hallador Energy Co. (d)	1,142	$ 12,528
Isramco, Inc. (a)	106	5,395
Ivanhoe Energy, Inc. (a)	11,763	19,417
James River Coal Co. (a)	1,237	19,569
Knightsbridge Tankers Ltd.	1,003	17,553
L&L Energy, Inc. (a)	906	7,619
Legacy Reserves LP	1,323	30,310
LINN Energy LLC	6,058	172,774
Martin Midstream Partners LP	648	19,265
Miller Petroleum, Inc. (a)	942	3,938
NGAS Resources, Inc. (a)	1,377	1,115
Pacific Ethanol, Inc. (a)(d)	1,521	872
Petroleum Development Corp. (a)	640	17,216
PostRock Energy Corp. (a)	656	2,152
PrimeEnergy Corp. (a)	176	3,268
Ram Energy Resources, Inc. (a)	6,651	10,974
Regency Energy Partners LP	5,676	134,975
Rex Energy Corp. (a)	1,722	19,476
Rosetta Resources, Inc. (a)	2,326	45,822
Sino Clean Energy, Inc. (a)	1,232	7,244
StealthGas, Inc. (a)	1,190	5,593
Syntroleum Corp. (a)	2,838	4,285
TC Pipelines LP	1,840	79,948
TEL Offshore Trust (a)	320	800
Top Ships, Inc. (a)	2,928	1,991
Toreador Resources Corp. (a)	1,344	10,913
TransGlobe Energy Corp. (a)	2,775	19,858
Uranium Resources, Inc. (a)	8,437	5,484
Verenium Corp. (a)(d)	1,063	3,242
Warren Resources, Inc. (a)	2,742	8,445
Zion Oil & Gas, Inc. (a)(d)	1,193	6,227
		1,621,066
TOTAL ENERGY		1,965,611
FINANCIALS - 7.3%
Capital Markets - 1.4%
American Capital Ltd.	14,078	71,375
BGC Partners, Inc. Class A	1,900	9,804
Calamos Asset Management, Inc. Class A	1,003	9,488
Capital Southwest Corp.	208	18,146
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Cowen Group, Inc. Class A (a)	2,891	$ 9,916
Diamond Hill Investment Group, Inc.	192	9,878
E*TRADE Financial Corp. (a)	9,135	113,365
Epoch Holding Corp.	1,174	11,634
FBR Capital Markets Corp. (a)	3,088	10,561
Financial Engines, Inc. (a)	1,749	23,367
FirstCity Financial Corp. (a)	929	6,735
GFI Group, Inc.	4,806	21,531
Gleacher & Co., Inc. (a)	4,913	8,254
Harris & Harris Group, Inc. (a)	1,328	5,020
International Assets Holding Corp. (a)	814	13,325
Northern Trust Corp.	10,164	468,967
optionsXpress Holdings, Inc. (a)	2,512	35,771
Penson Worldwide, Inc. (a)	950	4,380
Prospect Capital Corp.	2,827	25,952
Rodman & Renshaw Capital Group, Inc. (a)	2,542	5,084
Sanders Morris Harris Group, Inc.	1,040	5,356
SEI Investments Co.	8,037	142,255
T. Rowe Price Group, Inc.	10,752	470,723
TD Ameritrade Holding Corp. (a)	24,733	361,349
TradeStation Group, Inc. (a)	1,910	11,212
U.S. Global Investments, Inc. Class A	1,149	6,400
Virtus Investment Partners, Inc. (a)	304	8,065
		1,887,913
Commercial Banks - 2.8%
1st Source Corp.	1,179	19,123
1st United Bancorp, Inc. (a)	268	1,584
Alliance Financial Corp.	384	10,917
American National Bankshares, Inc.	560	11,082
American River Bankshares (a)	529	3,174
Ameris Bancorp	771	6,045
Ames National Corp.	363	6,204
Arrow Financial Corp.	704	16,051
Associated Banc-Corp.	6,918	83,431
BancFirst Corp.	640	23,808
Bancorp Rhode Island, Inc.	213	6,053
Bancorp, Inc., Delaware (a)	656	4,212
BancTrust Financial Group, Inc. (a)	1,334	4,082
Bank of Granite Corp. (a)	1,104	972
Bank of Marin Bancorp	395	12,439
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of the Ozarks, Inc.	768	$ 28,216
Banner Corp.	4,800	9,840
BCB Bancorp, Inc.	710	6,085
BNC Bancorp	384	3,771
BOK Financial Corp.	2,951	131,142
Boston Private Financial Holdings, Inc.	2,880	18,058
Bridge Capital Holdings (a)	550	4,752
Bryn Mawr Bank Corp.	608	9,923
Camden National Corp.	462	14,086
Capital Bank Corp.	352	581
Capital City Bank Group, Inc.	934	10,218
Cardinal Financial Corp.	1,350	12,393
Cascade Bancorp (a)	1,318	712
Cascade Financial Corp. (a)	929	269
Cathay General Bancorp	2,780	26,660
Center Bancorp, Inc.	1,291	9,463
Center Financial Corp. (a)	1,622	7,510
Centerstate Banks of Florida, Inc.	1,500	12,930
Century Bancorp, Inc. Class A (non-vtg.)	174	3,654
Chemical Financial Corp.	987	19,069
Citizens & Northern Corp.	352	3,710
Citizens Banking Corp., Michigan (a)	17,249	13,454
City Holding Co.	774	22,098
CNB Financial Corp., Pennsylvania	726	9,300
CoBiz, Inc.	1,275	6,796
Colony Bankcorp, Inc. (a)	448	2,486
Columbia Banking Systems, Inc.	1,632	29,066
Commerce Bancshares, Inc.	3,454	123,411
Community Trust Bancorp, Inc.	784	20,651
CVB Financial Corp.	4,029	27,518
Danvers Bancorp, Inc.	1,584	23,871
Eagle Bancorp, Inc., Maryland (a)	1,813	19,744
East West Bancorp, Inc.	6,092	89,065
Eastern Virgina Bankshares, Inc.	288	999
Enterprise Financial Services Corp.	896	7,258
Fidelity Southern Corp.	800	5,176
Fifth Third Bancorp	33,573	370,982
Financial Institutions, Inc.	315	4,523
First Bancorp, North Carolina	768	9,324
First Busey Corp.	2,893	12,382
First Chester County Corp.	660	3,643
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Citizen Bancshares, Inc.	363	$ 60,973
First Community Bancshares, Inc.	1,059	13,672
First Financial Bancorp, Ohio	2,230	35,569
First Financial Bankshares, Inc.	762	34,039
First Financial Corp., Indiana	576	16,554
First Interstate Bancsystem, Inc.	424	4,842
First M&F Corp.	576	2,218
First Mariner Bancorp, Inc. (a)	944	651
First Merchants Corp.	1,704	13,172
First Midwest Bancorp, Inc., Delaware	3,046	33,445
First of Long Island Corp.	555	13,653
First South Bancorp, Inc., Virginia	480	4,814
First United Corp.	592	2,409
Firstbank Corp., Michigan	353	1,765
FirstMerit Corp.	4,473	77,383
FNB Corp., North Carolina (a)	438	280
Fulton Financial Corp.	8,238	68,211
German American Bancorp, Inc.	657	10,275
Glacier Bancorp, Inc.	3,031	41,949
Great Southern Bancorp, Inc.	836	16,787
Green Bankshares, Inc. (a)	531	3,584
Grupo Financiero Galicia SA sponsored ADR (a)	2,576	20,814
Guaranty Bancorp (a)	2,512	3,567
Hampton Roads Bankshares, Inc. (a)(d)	2,567	2,439
Hancock Holding Co.	1,395	37,972
Hanmi Financial Corp. (a)	4,640	5,614
Heartland Financial USA, Inc.	768	10,790
Heritage Commerce Corp. (a)	631	2,089
Heritage Financial Corp., Washington (a)	559	7,099
Home Bancshares, Inc.	1,042	22,445
Hudson Valley Holding Corp.	586	9,528
Huntington Bancshares, Inc.	29,760	157,430
IBERIABANK Corp.	1,113	54,259
Independent Bank Corp., Massachusetts	906	18,999
Independent Bank Corp., Michigan	769	146
Integra Bank Corp. (a)(d)	880	614
International Bancshares Corp.	2,704	42,182
Intervest Bancshares Corp. Class A (a)	352	757
Investors Bancorp, Inc. (a)	4,774	50,700
Lakeland Bancorp, Inc.	1,280	10,138
Lakeland Financial Corp.	870	16,130
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
LNB Bancorp, Inc.	950	$ 4,266
Macatawa Bank Corp. (a)	577	790
MainSource Financial Group, Inc.	1,211	7,351
MB Financial, Inc.	2,133	31,952
MBT Financial Corp. (a)(d)	1,104	1,612
Mercantile Bank Corp.	272	1,336
Merchants Bancshares, Inc.	602	14,081
Metro Bancorp, Inc. (a)	416	3,848
Metrocorp Bancshares, Inc. (a)	86	225
Nara Bancorp, Inc. (a)	1,542	9,206
National Bankshares, Inc.	360	8,388
National Penn Bancshares, Inc.	5,449	31,659
NBT Bancorp, Inc.	1,493	30,487
NewBridge Bancorp (a)	1,457	5,041
North Valley Bancorp (a)	608	1,034
Northern States Financial Corp. (a)	406	698
Northfield Bancorp, Inc.	2,342	25,528
Northrim Bancorp, Inc.	411	6,613
Old Point Financial Corp.	491	6,309
Old Second Bancorp, Inc. (d)	960	797
OmniAmerican Bancorp, Inc. (a)	454	5,048
Orrstown Financial Services, Inc.	266	5,418
Pacific Capital Bancorp (a)(d)	2,024	1,659
Pacific Capital Bancorp rights (a)	31,038	0
Pacific Continental Corp.	480	3,941
Pacific Mercantile Bancorp (a)	593	2,194
PacWest Bancorp	1,190	20,301
Park Sterling Bank (a)	1,340	8,107
Peapack-Gladstone Financial Corp.	322	3,462
Penns Woods Bancorp, Inc.	487	14,688
Peoples Bancorp, Inc.	528	6,384
Pinnacle Financial Partners, Inc. (a)	1,238	10,597
Popular, Inc. (a)	42,406	108,559
Preferred Bank, Los Angeles California (a)	545	894
PremierWest Bancorp (a)(d)	789	267
PrivateBancorp, Inc.	3,093	32,353
Prosperity Bancshares, Inc.	1,990	56,616
Renasant Corp.	822	11,023
Republic Bancorp, Inc., Kentucky Class A	923	17,925
Republic First Bancorp, Inc. (a)	816	1,428
Royal Bancshares of Pennsylvania, Inc. Class A (a)	784	2,078
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
S&T Bancorp, Inc.	1,189	$ 20,177
S.Y. Bancorp, Inc.	755	17,901
Sandy Spring Bancorp, Inc.	742	10,855
SCBT Financial Corp.	507	14,576
Seacoast Banking Corp., Florida (a)	913	1,105
Shore Bancshares, Inc.	320	3,091
Sierra Bancorp	512	5,898
Signature Bank, New York (a)	1,616	59,049
Simmons First National Corp. Class A	742	18,832
Smithtown Bancorp, Inc. (d)	550	2,030
South Financial Group, Inc.	9,994	2,825
Southern Community Financial Corp. (a)	673	1,312
Southside Bancshares, Inc.	897	16,272
Southwest Bancorp, Inc., Oklahoma	1,035	12,327
State Bancorp, Inc., New York	603	5,113
StellarOne Corp.	1,254	12,973
Sterling Bancshares, Inc.	4,236	21,011
Sterling Financial Corp., Washington (a)(d)	2,320	1,356
Suffolk Bancorp	599	14,106
Summit Financial Group, Inc. (a)	432	1,447
Sun Bancorp, Inc., New Jersey (a)	856	4,280
Superior Bancorp (a)	384	403
Susquehanna Bancshares, Inc., Pennsylvania	5,393	42,659
SVB Financial Group (a)	1,690	62,817
Taylor Capital Group, Inc. (a)	603	5,831
Texas Capital Bancshares, Inc. (a)	1,408	21,542
The First Bancorp, Inc.	662	8,738
TIB Financial Corp. (d)	962	366
TIB Financial Corp. rights (a)	9,620	2,213
Tower Bancorp, Inc.	245	4,601
TowneBank (d)	982	14,043
Trico Bancshares	838	11,623
Trustmark Corp.	2,640	50,345
UMB Financial Corp.	1,720	54,834
Umpqua Holdings Corp.	4,752	49,421
Union/First Market Bankshares Corp.	742	8,607
United Bankshares, Inc., West Virginia	1,830	42,108
United Community Banks, Inc., Georgia	3,881	9,625
United Security Bancshares, Inc.	496	5,297
United Security Bancshares, California	1,000	4,540
Univest Corp. of Pennsylvania	758	12,128
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Virginia Commerce Bancorp, Inc. (a)	1,712	$ 9,450
VIST Financial Corp.	480	3,456
Wainwright Bank & Trust Co.	371	6,953
Washington Banking Co., Oak Harbor	368	4,438
Washington Trust Bancorp, Inc.	849	15,358
WesBanco, Inc.	1,398	21,320
West Bancorp., Inc. (a)	720	4,248
West Coast Bancorp	3,765	8,885
Westamerica Bancorp.	1,240	62,843
Whitney Holding Corp.	4,272	31,741
Wilshire Bancorp, Inc.	1,078	6,684
Wintrust Financial Corp.	1,165	33,505
Yadkin Valley Financial Corp.	907	2,358
Zions Bancorporation	6,656	122,670
		3,770,272
Consumer Finance - 0.2%
Cardtronics, Inc. (a)	2,054	28,448
CompuCredit Holdings Corp.	2,178	9,518
Consumer Portfolio Services, Inc. (a)	1,072	868
Credit Acceptance Corp. (a)	1,334	75,571
Dollar Financial Corp. (a)	950	18,373
EZCORP, Inc. (non-vtg.) Class A (a)	1,766	31,753
First Cash Financial Services, Inc. (a)	1,158	27,630
QC Holdings, Inc.	881	3,445
Rewards Network, Inc.	169	2,342
World Acceptance Corp. (a)	603	24,572
		222,520
Diversified Financial Services - 0.8%
Asset Acceptance Capital Corp. (a)	1,536	5,883
Asta Funding, Inc.	550	4,483
CBOE Holdings, Inc.	641	13,403
CME Group, Inc.	2,719	674,530
Compass Diversified Holdings	1,558	22,092
Encore Capital Group, Inc. (a)	982	19,453
Interactive Brokers Group, Inc. (a)	1,670	27,037
Life Partners Holdings, Inc.	579	8,552
MarketAxess Holdings, Inc.	1,248	19,082
Marlin Business Services Corp. (a)	625	6,094
Medallion Financial Corp.	1,142	8,051
NewStar Financial, Inc. (a)	2,182	14,641
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
PICO Holdings, Inc. (a)	971	$ 27,110
Portfolio Recovery Associates, Inc. (a)	650	41,405
Resource America, Inc. Class A	720	3,665
The NASDAQ Stock Market, Inc. (a)	8,496	152,163
		1,047,644
Insurance - 0.9%
21st Century Holding Co.	768	2,772
Alterra Capital Holdings Ltd.	4,961	91,977
American National Insurance Co.	1,074	82,225
American Physicians Capital, Inc.	556	22,985
Amerisafe, Inc. (a)	742	13,037
Amtrust Financial Services, Inc.	2,838	38,739
Arch Capital Group Ltd. (a)	1,972	157,366
Argo Group International Holdings, Ltd.	1,323	40,312
Baldwin & Lyons, Inc. Class B	603	13,381
Cincinnati Financial Corp.	6,625	176,755
CNinsure, Inc. ADR	865	18,892
Donegal Group, Inc. Class A	1,131	12,396
Eastern Insurance Holdings, Inc.	278	2,897
eHealth, Inc. (a)	1,142	11,568
EMC Insurance Group	811	16,690
Enstar Group Ltd. (a)	556	38,709
Erie Indemnity Co. Class A	1,941	101,903
FPIC Insurance Group, Inc. (a)	350	10,623
Global Indemnity PLC (a)	843	13,926
Greenlight Capital Re, Ltd. (a)	1,174	27,143
Hallmark Financial Services, Inc. (a)	850	7,089
Harleysville Group, Inc.	932	29,712
Infinity Property & Casualty Corp.	662	30,684
Kansas City Life Insurance Co.	544	16,570
Maiden Holdings Ltd.	3,439	25,208
National Interstate Corp.	779	14,965
National Western Life Insurance Co. Class A	176	22,539
Navigators Group, Inc. (a)	715	29,908
Penn Millers Holding Corp.	558	7,115
PMA Capital Corp. Class A (a)	1,654	11,429
Presidential Life Corp.	1,083	9,357
Safety Insurance Group, Inc.	664	27,058
Selective Insurance Group, Inc.	2,294	34,089
State Auto Financial Corp.	1,686	23,570
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Tower Group, Inc.	1,763	$ 37,834
United Fire & Casualty Co.	1,307	26,441
		1,247,864
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	1,374	37,428
Gladstone Commercial Corp.	582	9,818
Investors Real Estate Trust	3,007	24,657
Mission West Properties, Inc.	721	4,787
Retail Opportunity Investments Corp.	2,061	19,476
		96,166
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	1,013	26,845
Avatar Holdings, Inc. (a)	283	4,930
China Housing & Land Development, Inc. (a)(d)	1,847	3,749
China Real Estate Information Corp. ADR (d)	504	4,153
Elbit Imaging Ltd. (a)	1,440	17,726
FirstService Corp. (sub. vtg.) (a)	1,462	30,495
Stratus Properties, Inc. (a)	283	2,530
Thomas Properties Group, Inc.	2,001	6,263
ZipRealty, Inc. (a)	1,312	3,451
		100,142
Thrifts & Mortgage Finance - 1.0%
Abington Bancorp, Inc.	1,254	12,590
America First Tax Exempt Investors LP	1,356	7,594
Anchor BanCorp Wisconsin, Inc. (a)(d)	998	629
Atlantic Coast Federal Corp. (a)	737	1,835
Bank Mutual Corp.	2,246	11,432
BankFinancial Corp.	1,270	11,430
Beneficial Mutual Bancorp, Inc. (a)	4,257	35,503
Berkshire Bancorp, Inc. (a)	1,024	4,946
Berkshire Hills Bancorp, Inc.	784	13,865
BofI Holding, Inc. (a)	553	6,271
Brookline Bancorp, Inc., Delaware	2,560	23,962
Camco Financial Corp. (a)	545	1,063
Capitol Federal Financial (d)	3,100	79,546
CFS Bancorp, Inc.	400	1,852
Citizens South Banking Corp., Delaware	512	2,688
Clifton Savings Bancorp, Inc.	1,056	8,670
Dime Community Bancshares, Inc.	1,830	22,857
Eagle Bancorp Montana, Inc.	659	6,083
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
ESB Financial Corp.	640	$ 7,866
ESSA Bancorp, Inc.	664	7,424
First Defiance Financial Corp.	353	3,230
First Federal Bancshares of Arkansas, Inc.	464	798
First Financial Holdings, Inc.	870	7,865
First Financial Northwest, Inc.	858	3,552
First Niagara Financial Group, Inc.	8,722	98,471
First PacTrust Bancorp, Inc.	512	4,905
First Place Financial Corp.	929	3,382
Flushing Financial Corp.	1,376	14,902
Fox Chase Bancorp, Inc. (a)	907	8,617
HMN Financial, Inc. (a)	230	835
Home Federal Bancorp, Inc.	800	9,952
Hudson City Bancorp, Inc.	21,907	252,478
K-Fed Bancorp	902	7,045
Kearny Financial Corp.	3,665	31,886
LSB Corp.	822	17,089
Meridian Interstate Bancorp, Inc. (a)	1,339	14,207
MutualFirst Financial, Inc.	369	2,590
NASB Financial, Inc.	433	5,828
Northwest Bancshares, Inc.	4,608	49,536
OceanFirst Financial Corp.	640	7,251
Oritani Financial Corp.	2,481	23,346
Parkvale Financial Corp.	320	2,042
People's United Financial, Inc.	15,141	192,594
Provident Financial Holdings, Inc.	241	1,289
Provident New York Bancorp	2,321	18,730
Pulaski Financial Corp.	193	1,235
PVF Capital Corp. (a)	843	1,467
Riverview Bancorp, Inc. (a)	1,408	2,548
Rockville Financial, Inc.	1,440	16,733
Roma Financial Corp.	1,702	17,428
Severn Bancorp, Inc.	854	3,314
Territorial Bancorp, Inc.	640	10,861
TFS Financial Corp.	12,539	115,233
Tree.com, Inc. (a)	858	6,246
Trustco Bank Corp., New York	3,257	17,327
United Community Financial Corp., Ohio (a)	1,496	1,885
United Financial Bancorp, Inc.	1,141	15,358
United Western Bancorp, Inc.	288	121
ViewPoint Financial Group	2,188	19,692
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Federal, Inc.	4,667	$ 66,598
Waterstone Financial, Inc. (a)	1,894	7,273
Westfield Financial, Inc.	1,996	15,130
WSFS Financial Corp.	283	10,180
		1,379,155
TOTAL FINANCIALS		9,751,676
HEALTH CARE - 14.1%
Biotechnology - 6.7%
3SBio, Inc. sponsored ADR (a)	550	7,002
Aastrom Biosciences, Inc. (a)	648	966
Abraxis BioScience, Inc. (a)	1,686	123,651
Acadia Pharmaceuticals, Inc. (a)	2,448	2,472
Achillion Pharmaceuticals, Inc. (a)	2,016	5,282
Acorda Therapeutics, Inc. (a)	1,584	47,710
AEterna Zentaris, Inc. (sub. vtg.) (a)	6,517	6,357
Affymax, Inc. (a)	859	4,828
Alexion Pharmaceuticals, Inc. (a)	3,758	212,214
Alkermes, Inc. (a)	4,086	54,180
Allos Therapeutics, Inc. (a)	5,296	19,330
Alnylam Pharmaceuticals, Inc. (a)	1,750	23,975
AMAG Pharmaceuticals, Inc. (a)	869	21,899
Amgen, Inc. (a)	39,663	2,024,400
Amicus Therapeutics, Inc. (a)	1,110	3,641
Amylin Pharmaceuticals, Inc. (a)	5,936	121,925
Anadys Pharmaceuticals, Inc. (a)	1,537	2,613
Anthera Pharmaceuticals, Inc.	800	3,040
Antigenics, Inc. (a)(d)	2,144	1,651
Arena Pharmaceuticals, Inc. (a)(d)	4,086	26,600
ARIAD Pharmaceuticals, Inc. (a)	4,737	16,580
ArQule, Inc. (a)	2,070	10,805
Array Biopharma, Inc. (a)	1,792	4,820
AspenBio Pharma, Inc. (a)	1,307	680
AVEO Pharmaceuticals, Inc.	1,130	9,854
AVI BioPharma, Inc. (a)	4,858	10,153
BioCryst Pharmaceuticals, Inc. (a)	2,432	11,528
Biogen Idec, Inc. (a)	11,168	600,838
BioMarin Pharmaceutical, Inc. (a)	4,310	87,450
Bionovo, Inc. (a)	2,419	4,136
Biosante Pharmaceuticals, Inc. (a)(d)	1,773	2,323
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biospecifics Technologies Corp. (a)	266	$ 7,049
BioSphere Medical, Inc. (a)	1,217	5,294
Capstone Therapeutics Corp. (a)	2,774	2,524
Celera Corp. (a)	3,318	21,899
Celgene Corp. (a)	19,063	982,126
Cell Therapeutics, Inc. (a)(d)	25,389	9,394
Celldex Therapeutics, Inc. (a)	865	3,745
Cephalon, Inc. (a)	3,031	171,585
Cepheid, Inc. (a)	2,584	38,011
Chelsea Therapeutics International Ltd. (a)	2,024	8,238
China Biologic Products, Inc. (a)(d)	1,066	11,022
China Nuokang Bio-Pharmaceutical, Inc. sponsored ADR (a)	198	990
Cleveland Biolabs, Inc. (a)	665	2,979
Clinical Data, Inc. (a)	1,014	15,159
Codexis, Inc. (a)	1,574	12,765
Combinatorx, Inc. (a)(d)	3,729	4,810
Crucell NV sponsored ADR (a)	512	9,661
Cubist Pharmaceuticals, Inc. (a)	2,459	54,172
Curis, Inc. (a)	2,710	3,333
Cyclacel Pharmaceuticals, Inc. (a)(d)	2,443	3,567
Cytokinetics, Inc. (a)	2,000	4,480
Cytori Therapeutics, Inc. (a)(d)	1,920	8,659
CytRx Corp. (a)	6,400	4,224
Dendreon Corp. (a)	5,526	198,052
Discovery Laboratories, Inc. (a)	3,942	887
Dyax Corp. (a)	3,046	6,945
Dynavax Technologies Corp. (a)	2,757	4,466
EntreMed, Inc. (a)	482	1,272
Enzon Pharmaceuticals, Inc. (a)	2,476	25,404
EpiCept Corp. (a)	3,881	2,038
Exact Sciences Corp. (a)	1,625	7,459
Exelixis, Inc. (a)	4,224	12,503
Genomic Health, Inc. (a)	1,232	17,815
GenVec, Inc. (a)	4,193	1,929
Genzyme Corp. (a)	10,891	763,568
Geron Corp. (a)	3,638	16,808
Gilead Sciences, Inc. (a)	36,892	1,175,379
GTx, Inc. (a)(d)	1,568	4,939
Halozyme Therapeutics, Inc. (a)	3,910	29,872
Human Genome Sciences, Inc. (a)	7,869	228,909
Idenix Pharmaceuticals, Inc. (a)	3,204	19,256
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Idera Pharmaceuticals, Inc. (a)	1,280	$ 4,378
ImmunoGen, Inc. (a)	2,640	14,150
Immunomedics, Inc. (a)(d)	3,974	11,366
Incyte Corp. (a)(d)	4,720	59,094
Infinity Pharmaceuticals, Inc. (a)	1,802	8,505
Inhibitex, Inc. (a)	3,587	5,094
Insmed, Inc. (a)	6,440	4,701
InterMune, Inc. (a)	2,343	24,414
Ironwood Pharmaceuticals, Inc. Class A	781	7,240
Isis Pharmaceuticals, Inc. (a)	4,166	32,661
Keryx Biopharmaceuticals, Inc. (a)	2,542	8,897
Lexicon Pharmaceuticals, Inc. (a)	14,041	20,149
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,431	0
Class B (a)	6,724	9,817
rights (a)	1,530	43
rights	1,530	86
rights (a)	1,530	41
rights (a)	1,530	31
MannKind Corp. (a)	5,316	29,530
Marina Biotech, Inc. (a)(d)	1,055	2,732
Marshall Edwards, Inc. (a)	239	177
Martek Biosciences (a)	1,552	33,865
Maxygen, Inc. (a)	1,798	9,925
Medivation, Inc. (a)	1,427	13,606
Metabolix, Inc. (a)(d)	1,089	12,327
Micromet, Inc. (a)	2,816	17,290
Molecular Insight Pharmaceuticals, Inc. (a)(d)	1,520	1,216
Momenta Pharmaceuticals, Inc. (a)	1,766	25,519
Myrexis, Inc. (a)	923	3,461
Myriad Genetics, Inc. (a)	3,961	62,029
Nabi Biopharmaceuticals (a)	2,287	11,092
Nanosphere, Inc. (a)	1,686	4,906
Neurocrine Biosciences, Inc. (a)	1,504	8,092
NeurogesX, Inc. (a)	1,380	7,976
Novavax, Inc. (a)	3,942	7,923
NPS Pharmaceuticals, Inc. (a)	2,529	16,464
Nymox Pharmaceutical Corp. (a)	1,248	4,605
Omeros Corp.	1,289	7,811
OncoGenex Pharmaceuticals, Inc. (a)	304	3,897
Oncolytics Biotech, Inc. (a)	2,218	6,615
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Oncothyreon, Inc. (a)(d)	1,265	$ 4,238
ONYX Pharmaceuticals, Inc. (a)	2,468	59,454
Orchid Cellmark, Inc. (a)	2,694	3,960
OREXIGEN Therapeutics, Inc. (a)(d)	1,782	7,841
Osiris Therapeutics, Inc. (a)	1,408	9,194
OXiGENE, Inc. (a)(d)	5,238	1,479
Oxygen Biotherapeutics, Inc. (a)	1,825	5,548
PDL BioPharma, Inc.	4,865	27,536
Peregrine Pharmaceuticals, Inc. (a)	1,462	1,944
Pharmacyclics, Inc. (a)	3,039	21,455
Pharmasset, Inc. (a)	1,418	34,443
Poniard Pharmaceuticals, Inc. (a)	1,984	794
Progenics Pharmaceuticals, Inc. (a)	1,360	5,494
QLT, Inc. (a)	2,499	14,394
Regeneron Pharmaceuticals, Inc. (a)	3,321	72,996
Repligen Corp. (a)	1,489	5,048
Rigel Pharmaceuticals, Inc. (a)	2,173	17,015
RXi Pharmaceuticals Corp. (a)	1,082	1,894
Sangamo Biosciences, Inc. (a)	1,905	5,648
Savient Pharmaceuticals, Inc. (a)	2,666	38,444
SciClone Pharmaceuticals, Inc. (a)	2,033	4,900
Seattle Genetics, Inc. (a)	4,854	55,578
SIGA Technologies, Inc. (a)	1,872	14,031
Sinovac Biotech Ltd. (a)	2,531	9,415
Spectrum Pharmaceuticals, Inc. (a)	2,550	9,435
StemCells, Inc. (a)	4,920	3,695
Sunesis Pharmaceuticals, Inc. (a)	2,000	820
Synta Pharmaceuticals Corp. (a)	1,351	3,742
Talecris Biotherapeutics Holdings Corp.	5,110	112,113
Targacept, Inc. (a)	1,137	23,615
Telik, Inc. (a)	2,550	1,887
Theravance, Inc. (a)	2,452	29,645
Transcept Pharmaceuticals, Inc. (a)	612	4,321
Transition Therapeutics, Inc. (a)	2,303	9,482
Trimeris, Inc. (a)	944	2,228
Trius Therapeutics, Inc.	1,000	4,020
Trubion Pharmaceuticals, Inc. (a)	1,271	5,669
United Therapeutics Corp. (a)	2,363	109,218
Vanda Pharmaceuticals, Inc. (a)	1,361	8,533
Vertex Pharmaceuticals, Inc. (a)	8,284	276,189
Vical, Inc. (a)	2,192	6,686
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
XOMA Ltd. (a)	523	$ 1,511
ZIOPHARM Oncology, Inc. (a)	1,471	5,296
Zymogenetics, Inc. (a)	3,200	16,000
		8,934,663
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (a)	933	16,850
Abiomed, Inc. (a)	1,318	11,928
Accuray, Inc. (a)	2,305	15,167
AGA Medical Holdings, Inc. (d)	1,973	26,931
Align Technology, Inc. (a)	2,928	46,921
Alimera Sciences, Inc. (a)	1,412	12,073
Alphatec Holdings, Inc. (a)	2,832	5,834
American Medical Systems Holdings, Inc. (a)	2,998	54,624
Analogic Corp.	544	22,565
Angiodynamics, Inc. (a)	1,057	16,140
Anika Therapeutics, Inc. (a)	1,313	6,499
ArthroCare Corp. (a)	1,109	28,790
Atrion Corp.	90	12,532
BioLase Technology, Inc. (a)	1,120	890
Cardiac Science Corp. (a)	1,126	2,004
Cardica, Inc. (a)	929	1,784
Cardiovascular Systems, Inc. (a)	486	2,372
Cerus Corp. (a)(d)	1,905	5,467
China Medical Technologies, Inc. sponsored ADR (d)	939	10,141
Conceptus, Inc. (a)	1,158	15,998
CONMED Corp. (a)	1,360	25,174
Cutera, Inc. (a)	449	3,161
Cyberonics, Inc. (a)	1,462	31,331
Cynosure, Inc. Class A (a)	352	3,288
Delcath Systems, Inc. (a)(d)	1,560	9,485
DENTSPLY International, Inc.	6,200	172,484
DexCom, Inc. (a)	2,342	28,690
DynaVox, Inc. Class A (a)	471	4,267
Endologix, Inc. (a)	2,496	10,009
Exactech, Inc. (a)	811	11,768
Gen-Probe, Inc. (a)	1,939	87,313
Given Imaging Ltd. (a)	1,575	22,664
Hansen Medical, Inc. (a)(d)	1,302	1,784
HeartWare International, Inc. (a)	600	38,856
Hologic, Inc. (a)	11,057	156,899
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ICU Medical, Inc. (a)	704	$ 25,084
IDEXX Laboratories, Inc. (a)	2,472	136,627
Immucor, Inc. (a)	2,994	52,694
Insulet Corp. (a)	1,303	17,226
Integra LifeSciences Holdings Corp. (a)	1,147	39,881
Intuitive Surgical, Inc. (a)	1,626	430,939
IRIS International, Inc. (a)	1,137	8,726
Kensey Nash Corp. (a)	624	16,548
Mako Surgical Corp. (a)	1,184	12,361
Masimo Corp.	2,343	53,327
Medical Action Industries, Inc. (a)	736	6,013
MELA Sciences, Inc. (a)(d)	801	5,511
Meridian Bioscience, Inc.	1,766	32,282
Merit Medical Systems, Inc. (a)	1,046	16,506
Micrus Endovascular Corp. (a)	582	13,625
Natus Medical, Inc. (a)	1,147	13,844
Neogen Corp. (a)	960	28,051
NeuroMetrix, Inc. (a)	625	444
NMT Medical, Inc. (a)	881	392
NuVasive, Inc. (a)	1,548	45,434
NxStage Medical, Inc. (a)	1,987	31,335
OraSure Technologies, Inc. (a)	1,904	6,436
Orthofix International NV (a)	907	24,217
Orthovita, Inc. (a)	3,318	5,442
Osteotech, Inc. (a)	934	5,978
OTIX Global, Inc. (a)	142	575
Palomar Medical Technologies, Inc. (a)	822	7,266
Quidel Corp. (a)	1,190	14,387
Rochester Medical Corp. (a)	560	4,917
Rockwell Medical Technologies, Inc. (a)	1,029	6,051
RTI Biologics, Inc. (a)	2,870	6,084
Shamir Optical Industry Ltd.	625	5,800
Sirona Dental Systems, Inc. (a)	2,374	74,828
Solta Medical, Inc. (a)	2,708	4,116
SonoSite, Inc. (a)	784	22,830
Staar Surgical Co. (a)	1,120	5,118
Stereotaxis, Inc. (a)	1,809	5,698
SurModics, Inc. (a)	736	8,854
Syneron Medical Ltd. (a)	1,396	11,196
Synovis Life Technologies, Inc. (a)	846	11,844
The Spectranetics Corp. (a)	1,920	9,331
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ThermoGenesis Corp. (a)	881	$ 2,026
Thoratec Corp. (a)	2,400	77,280
TomoTherapy, Inc. (a)	1,984	6,111
Trinity Biotech PLC sponsored ADR (a)	550	3,223
Unilife Corp. (a)(d)	2,133	10,452
Urologix, Inc. (a)	822	764
Utah Medical Products, Inc.	213	5,662
Vascular Solutions, Inc. (a)	1,281	16,025
Vermillion, Inc. (a)	605	3,715
Volcano Corp. (a)	2,171	47,979
Winner Medical Group, Inc. (a)	1,036	5,087
Wright Medical Group, Inc. (a)	1,520	20,170
Young Innovations, Inc.	544	14,269
Zoll Medical Corp. (a)	873	23,065
		2,386,329
Health Care Providers & Services - 1.7%
Addus HomeCare Corp.	464	2,427
Air Methods Corp. (a)	608	22,180
Allied Healthcare International, Inc. (a)	3,505	7,115
Almost Family, Inc. (a)	342	8,642
Amedisys, Inc. (a)	1,094	25,293
America Service Group, Inc.	481	6,595
American Dental Partners, Inc. (a)	417	4,454
AmSurg Corp. (a)	1,408	23,471
Animal Health International, Inc. (a)	961	2,374
Bio-Reference Laboratories, Inc. (a)	928	18,393
BioScrip, Inc. (a)	1,670	8,116
CardioNet, Inc. (a)	1,758	7,700
Catalyst Health Solutions, Inc. (a)	1,690	67,752
Chindex International, Inc. (a)	646	8,385
Clarient, Inc. (a)	3,200	10,560
Corvel Corp. (a)	512	18,831
Cross Country Healthcare, Inc. (a)	1,126	8,344
Express Scripts, Inc. (a)	22,772	970,087
Genoptix, Inc. (a)	710	12,219
Gentiva Health Services, Inc. (a)	1,169	24,023
Health Grades, Inc. (a)	1,617	13,243
Healthways, Inc. (a)	1,590	19,875
Henry Schein, Inc. (a)	3,814	201,379
HMS Holdings Corp. (a)	1,121	58,494
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
IPC The Hospitalist Co., Inc. (a)	676	$ 15,791
LCA-Vision, Inc. (a)	960	3,811
LHC Group, Inc. (a)	832	16,648
LifePoint Hospitals, Inc. (a)	2,278	69,297
Lincare Holdings, Inc.	4,065	93,576
Magellan Health Services, Inc. (a)	1,411	61,816
Medcath Corp. (a)	795	6,352
MWI Veterinary Supply, Inc. (a)	533	28,302
NightHawk Radiology Holdings, Inc. (a)	1,281	3,587
NovaMed Eyecare, Inc. (a)	341	2,987
Patterson Companies, Inc.	5,232	132,317
PDI, Inc. (a)	656	4,763
Prospect Medical Holdings, Inc. (a)	1,603	13,786
Providence Service Corp. (a)	864	11,681
PSS World Medical, Inc. (a)	2,518	46,230
Psychiatric Solutions, Inc. (a)	2,358	78,639
RadNet, Inc. (a)	2,138	3,934
ResCare, Inc. (a)	1,456	18,054
Rural/Metro Corp. (a)	1,128	8,460
Sharps Compliance Corp. (a)	950	4,313
Sun Healthcare Group, Inc. (a)	1,974	15,989
The Ensign Group, Inc.	858	14,277
U.S. Physical Therapy, Inc. (a)	710	11,381
VCA Antech, Inc. (a)	3,232	63,897
		2,279,840
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	8,824	147,449
athenahealth, Inc. (a)(d)	1,419	38,228
Cerner Corp. (a)	3,357	244,557
Computer Programs & Systems, Inc.	459	18,755
MedAssets, Inc. (a)	2,502	49,590
Medidata Solutions, Inc. (a)	1,173	20,129
MedQuist, Inc.	1,066	7,835
Merge Healthcare, Inc. (a)	2,897	7,300
Omnicell, Inc. (a)	1,494	16,666
Quality Systems, Inc.	1,102	61,767
SXC Health Solutions Corp. (a)	1,334	104,418
Transcend Services, Inc. (a)	513	7,295
Vital Images, Inc. (a)	1,044	13,175
		737,164
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	2,461	$ 14,914
Affymetrix, Inc. (a)	3,590	14,755
Albany Molecular Research, Inc. (a)	1,462	8,874
Arrowhead Research Corp. (a)	2,208	2,009
Bruker BioSciences Corp. (a)	6,720	79,901
Caliper Life Sciences, Inc. (a)	1,904	6,321
Compugen Ltd. (a)	2,437	9,066
Dionex Corp. (a)	827	59,958
eResearchTechnology, Inc. (a)	2,209	16,358
Furiex Pharmaceuticals, Inc. (a)	410	4,084
Harvard Bioscience, Inc. (a)	2,116	7,300
Helicos BioSciences Corp. (a)(d)	6,809	3,427
ICON PLC sponsored ADR (a)	2,438	53,636
Illumina, Inc. (a)	5,126	219,854
Kendle International, Inc. (a)	715	5,598
Life Technologies Corp. (a)	7,360	314,787
Luminex Corp. (a)	1,845	26,457
Medtox Scientific, Inc. (a)	384	4,404
PAREXEL International Corp. (a)	2,278	45,309
Pharmaceutical Product Development, Inc.	4,929	113,219
Pure Bioscience (a)	3,151	5,829
QIAGEN NV (a)(d)	9,617	171,375
Sequenom, Inc. (a)	2,647	16,226
Techne Corp.	1,600	92,368
		1,296,029
Pharmaceuticals - 2.4%
Acura Pharmaceuticals, Inc. (a)(d)	1,720	4,197
Adolor Corp. (a)	1,808	1,880
Akorn, Inc. (a)	3,446	11,785
Alexza Pharmaceuticals, Inc. (a)	3,893	10,978
Angiotech Pharmaceuticals, Inc. (a)	3,638	1,484
Ardea Biosciences, Inc. (a)	920	18,529
Auxilium Pharmaceuticals, Inc. (a)	1,892	49,022
AVANIR Pharmaceuticals Class A (a)	4,581	12,964
Biodel, Inc. (a)(d)	1,598	5,945
BioMimetic Therapeutics, Inc. (a)	1,182	10,780
BMP Sunstone Corp. (a)	1,841	11,967
Cadence Pharmaceuticals, Inc. (a)(d)	2,011	15,887
Cardiome Pharma Corp. (a)	2,740	16,652
Columbia Laboratories, Inc. (a)	1,649	1,781
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Corcept Therapeutics, Inc. (a)	2,736	$ 7,633
Cumberland Pharmaceuticals, Inc.	736	3,717
Cypress Bioscience, Inc. (a)	1,648	5,340
DepoMed, Inc. (a)	3,270	11,739
Durect Corp. (a)	4,182	8,699
Endo Pharmaceuticals Holdings, Inc. (a)	4,993	135,660
Eurand NV (a)	1,782	15,717
Flamel Technologies SA sponsored ADR (a)	1,104	7,275
Generex Biotechnology Corp. (a)	10,843	4,120
Harbor BioSciences, Inc. (a)	854	206
Hi-Tech Pharmacal Co., Inc. (a)	433	7,513
Impax Laboratories, Inc. (a)	2,560	40,115
Inspire Pharmaceuticals, Inc. (a)	2,689	13,042
Ista Pharmaceuticals, Inc. (a)	2,054	6,121
Jazz Pharmaceuticals, Inc. (a)	1,374	12,229
Jiangbo Pharmaceuticals, Inc. (a)	530	5,157
Labopharm, Inc. (a)(d)	2,672	2,431
MAP Pharmaceuticals, Inc. (a)	1,129	12,210
Matrixx Initiatives, Inc. (a)	496	2,480
Mylan, Inc. (a)(d)	12,800	219,648
Nektar Therapeutics (a)	3,942	50,497
Novogen Ltd. sponsored ADR (a)	337	158
NuPathe, Inc.	500	3,930
Obagi Medical Products, Inc. (a)	1,254	13,180
Optimer Pharmaceuticals, Inc. (a)	1,444	11,610
Pain Therapeutics, Inc. (a)	2,321	13,125
Penwest Pharmaceuticals Co. (a)	902	4,501
Perrigo Co.	3,863	220,152
Pozen, Inc. (a)	1,270	8,598
Questcor Pharmaceuticals, Inc. (a)	2,705	26,211
Salix Pharmaceuticals Ltd. (a)	2,420	91,621
Santarus, Inc. (a)	2,598	5,897
Shire PLC sponsored ADR	2,308	149,328
Skystar Bio-Pharmaceutical Co. Ltd. (a)	634	4,127
Somaxon Pharmaceuticals, Inc. (a)(d)	1,826	7,614
Sucampo Pharmaceuticals, Inc. Class A (a)	801	2,683
SuperGen, Inc. (a)	2,033	4,066
Teva Pharmaceutical Industries Ltd. sponsored ADR	29,723	1,503,389
The Medicines Company (a)	2,070	23,805
ViroPharma, Inc. (a)	3,445	43,200
Vivus, Inc. (a)	3,414	19,255
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC	10,545	$ 299,689
XenoPort, Inc. (a)	1,158	6,670
		3,208,209
TOTAL HEALTH CARE		18,842,234
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	1,015	22,959
American Science & Engineering, Inc.	432	30,659
Applied Energetics, Inc. (a)	4,422	5,041
Applied Signal Technology, Inc.	694	13,630
Ascent Solar Technologies, Inc. (a)(d)	2,102	4,372
BE Aerospace, Inc. (a)	4,249	114,511
Ceradyne, Inc. (a)	1,110	24,242
Elbit Systems Ltd.	1,701	84,097
GeoEye, Inc. (a)	811	29,553
Global Defense Technology & Systems, Inc.	482	5,037
Herley Industries, Inc. (a)	816	12,444
Innovative Solutions & Support, Inc. (a)	913	4,793
Kratos Defense & Security Solutions, Inc. (a)	766	7,583
Ladish Co., Inc. (a)	646	16,079
LMI Aerospace, Inc. (a)	491	7,429
Sypris Solutions, Inc. (a)	1,046	3,745
Taser International, Inc. (a)	2,886	10,491
		396,665
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	2,304	10,621
Atlas Air Worldwide Holdings, Inc. (a)	922	39,959
C.H. Robinson Worldwide, Inc.	6,781	440,697
Dynamex, Inc. (a)	582	7,135
Expeditors International of Washington, Inc.	8,745	346,215
Forward Air Corp.	1,280	30,490
Hub Group, Inc. Class A (a)	1,477	39,259
Pacer International, Inc. (a)	1,638	8,387
Park-Ohio Holdings Corp. (a)	758	8,444
UTI Worldwide, Inc.	4,262	59,711
		990,918
Airlines - 0.3%
Allegiant Travel Co.	763	28,712
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Hawaiian Holdings, Inc. (a)	2,554	$ 12,515
JetBlue Airways Corp. (a)	11,943	68,195
Pinnacle Airlines Corp. (a)	1,345	6,389
Republic Airways Holdings, Inc. (a)	1,798	12,640
Ryanair Holdings PLC sponsored ADR (a)	4,787	135,711
SkyWest, Inc.	2,420	30,831
UAL Corp. (a)(d)	7,039	149,156
		444,149
Building Products - 0.1%
AAON, Inc.	744	16,509
American Woodmark Corp.	683	10,436
Apogee Enterprises, Inc.	1,286	11,625
Builders FirstSource, Inc. (a)	5,099	10,249
China Architectural Engineering, Inc. (a)	6,179	5,067
Gibraltar Industries, Inc. (a)	1,206	9,166
Insteel Industries, Inc.	977	7,728
PGT, Inc. (a)	3,595	7,190
Universal Forest Products, Inc.	666	17,256
		95,226
Commercial Services & Supplies - 0.8%
APAC Customer Services, Inc. (a)	2,152	10,911
ATC Technology Corp. (a)	1,088	26,253
Casella Waste Systems, Inc. Class A (a)	1,222	5,426
CECO Environmental Corp. (a)	550	3,157
Cintas Corp.	6,174	157,375
Copart, Inc. (a)	3,338	110,321
Courier Corp.	464	6,078
EnerNOC, Inc. (a)	945	30,788
Fuel Tech, Inc. (a)	1,035	5,682
G&K Services, Inc. Class A	747	15,007
Guanwei Recycling Corp. (a)	810	2,430
Healthcare Services Group, Inc.	1,459	30,303
Heritage-Crystal Clean, Inc. (a)	228	1,879
Herman Miller, Inc.	1,985	32,594
Industrial Services of America, Inc. (a)	175	2,301
InnerWorkings, Inc. (a)	2,177	11,821
Interface, Inc. Class A	2,305	29,550
Intersections, Inc.	705	6,211
Kimball International, Inc. Class B	1,520	7,858
McGrath RentCorp.	1,344	27,001
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Mobile Mini, Inc. (a)	1,600	$ 22,768
Multi-Color Corp.	411	5,877
Perma-Fix Environmental Services, Inc. (a)	2,961	5,004
R.R. Donnelley & Sons Co.	8,640	130,853
RINO International Corp. (a)(d)	1,173	17,302
Standard Parking Corp. (a)	1,008	15,775
Stericycle, Inc. (a)	3,393	222,242
Sykes Enterprises, Inc. (a)	1,824	21,815
Team, Inc. (a)	1,056	15,449
Tetra Tech, Inc. (a)	2,700	49,005
United Stationers, Inc. (a)	1,030	46,237
US Ecology, Inc.	891	12,073
WCA Waste Corp. (a)	945	4,394
		1,091,740
Construction & Engineering - 0.2%
Foster Wheeler Ag (a)	5,304	113,134
Great Lakes Dredge & Dock Corp.	1,830	9,232
Insituform Technologies, Inc. Class A (a)	1,388	28,260
Integrated Electrical Services, Inc. (a)	779	2,664
Layne Christensen Co. (a)	955	23,751
MYR Group, Inc. (a)	912	12,704
Northwest Pipe Co. (a)	528	7,894
Primoris Services Corp.	1,333	7,905
Sterling Construction Co., Inc. (a)	683	7,472
		213,016
Electrical Equipment - 0.4%
A-Power Energy Generation Systems, Ltd. (a)	1,472	8,464
A123 Systems, Inc. (d)	4,214	27,602
Active Power, Inc. (a)	4,950	5,544
Advanced Battery Technologies, Inc. (a)	2,583	8,989
American Superconductor Corp. (a)(d)	1,702	45,767
Beacon Power Corp. (a)	13,919	4,190
Broadwind Energy, Inc. (a)	3,864	6,453
Capstone Turbine Corp. (a)	7,281	4,660
China BAK Battery, Inc. (a)(d)	1,921	2,728
China Electric Motor, Inc.	1,066	4,936
China Recycling Energy Corp. (a)	1,695	5,577
China Ritar Power Corp. (a)	1,367	3,828
Coleman Cable, Inc. (a)	657	3,495
Deswell Industries, Inc.	918	3,094
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Encore Wire Corp.	1,099	$ 20,101
Ener1, Inc. (a)(d)	4,369	13,850
Franklin Electric Co., Inc.	982	31,100
FuelCell Energy, Inc. (a)(d)	3,009	3,400
Fushi Copperweld, Inc. (a)	1,491	12,226
Global Power Equipment Group, Inc. (a)	625	9,781
Harbin Electric, Inc. (a)	1,211	20,454
Hoku Corp. (a)(d)	3,561	9,009
Hong Kong Highpower Technology, Inc. (a)	501	1,663
Hydrogenics Corp. (a)	276	1,065
II-VI, Inc. (a)	1,270	43,675
Jinpan International Ltd.	764	8,419
Lihua International, Inc.	1,045	8,276
Lime Energy Co. (a)	1,198	3,953
LSI Industries, Inc.	742	3,821
Ocean Power Technologies, Inc. (a)	624	3,120
Plug Power, Inc. (a)	5,393	2,157
Powell Industries, Inc. (a)	646	18,385
PowerSecure International, Inc. (a)	757	6,268
Preformed Line Products Co.	187	6,135
Satcon Technology Corp. (a)	2,114	6,575
Ultralife Corp. (a)	961	3,940
Valence Technology, Inc. (a)(d)	5,254	4,151
Vicor Corp.	1,654	22,346
Woodward Governor Co.	2,854	74,546
		473,743
Industrial Conglomerates - 0.0%
Otter Tail Corp.	1,171	21,699
Raven Industries, Inc.	859	28,957
		50,656
Machinery - 1.2%
3D Systems Corp. (a)	1,062	13,371
Altra Holdings, Inc. (a)	1,238	15,933
American Railcar Industries, Inc. (a)	800	9,240
Astec Industries, Inc. (a)	971	24,955
Bucyrus International, Inc. Class A	3,341	192,074
Chart Industries, Inc. (a)	1,350	21,492
China Fire & Security Group, Inc. (a)(d)	1,072	7,815
China Valves Technology, Inc. (a)	1,280	12,736
China Wind Systems, Inc. (a)	1,445	6,257
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Columbus McKinnon Corp. (NY Shares) (a)	944	$ 12,083
Commercial Vehicle Group, Inc. (a)	1,450	13,166
Dynamic Materials Corp.	480	6,566
Energy Recovery, Inc. (a)(d)	1,894	6,013
Flow International Corp. (a)	2,480	5,382
Force Protection, Inc. (a)	2,883	11,172
FreightCar America, Inc.	491	11,435
Gencor Industries, Inc. (a)	369	2,601
Hardinge, Inc.	416	3,411
Hurco Companies, Inc. (a)	240	3,751
Joy Global, Inc.	4,206	238,648
L.B. Foster Co. Class A (a)	614	15,731
Lincoln Electric Holdings, Inc.	1,830	90,713
Makita Corp. sponsored ADR	91	2,584
Middleby Corp. (a)	886	48,721
NN, Inc. (a)	1,110	8,214
Nordson Corp.	1,476	94,715
Omega Flex, Inc.	384	4,835
PACCAR, Inc.	14,885	610,136
PMFG, Inc. (a)	452	7,282
Portec Rail Products, Inc.	913	10,463
RBC Bearings, Inc. (a)	1,056	30,930
SmartHeat, Inc. (a)(d)	1,333	7,678
Sun Hydraulics Corp.	747	16,658
Tecumseh Products Co.:
Class A (non-vtg.) (a)	854	10,000
Class B (a)	299	3,453
Thermadyne Holdings Corp. (a)	431	4,754
TriMas Corp. (a)	1,281	16,512
Twin Disc, Inc.	368	4,368
Westport Innovations, Inc.	1,490	23,658
		1,629,506
Marine - 0.1%
American Commercial Lines, Inc. (a)	499	14,007
DryShips, Inc. (a)(d)	11,653	47,311
Eagle Bulk Shipping, Inc. (a)(d)	2,915	13,671
Euroseas Ltd.	1,456	5,387
FreeSeas, Inc. (a)	1,553	1,429
Newlead Holdings Ltd. (a)	90	379
OceanFreight, Inc. (a)	3,686	3,347
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
Star Bulk Carriers Corp.	2,966	$ 8,305
TBS International Ltd. Class A (a)(d)	1,189	6,504
Ultrapetrol (Bahamas) Ltd. (a)	1,233	6,227
		106,567
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	407	11,274
Advisory Board Co. (a)	811	32,878
Barrett Business Services, Inc.	448	5,927
CoStar Group, Inc. (a)	816	33,676
CRA International, Inc. (a)	512	8,141
Exponent, Inc. (a)	640	19,738
Heidrick & Struggles International, Inc.	806	14,000
Hudson Highland Group, Inc. (a)	1,041	3,123
Huron Consulting Group, Inc. (a)	891	16,439
ICF International, Inc. (a)	850	17,927
Kelly Services, Inc. Class A (non-vtg.) (a)	1,311	13,687
Kforce, Inc. (a)	1,814	19,174
LECG Corp. (a)	1,814	2,358
Lightbridge Corp. (a)	766	4,336
Odyssey Marine Exploration, Inc. (a)	4,180	6,479
On Assignment, Inc. (a)	1,713	7,452
Resources Connection, Inc.	1,803	19,995
School Specialty, Inc. (a)	800	10,424
Thomas Group (a)	230	393
Verisk Analytics, Inc.	5,051	140,519
VSE Corp.	214	6,009
		393,949
Road & Rail - 0.5%
AMERCO (a)	859	69,416
Arkansas Best Corp.	1,078	22,228
Covenant Transport Group, Inc. Class A (a)	913	6,144
Frozen Food Express Industries, Inc. (a)	1,840	5,428
Heartland Express, Inc.	3,720	54,163
J.B. Hunt Transport Services, Inc.	5,089	166,614
Landstar System, Inc.	2,048	73,687
Marten Transport Ltd.	838	16,517
Old Dominion Freight Lines, Inc. (a)	2,553	59,510
P.A.M. Transportation Services, Inc. (a)	689	7,724
Patriot Transportation Holding, Inc. (a)	155	11,580
Quality Distribution, Inc. (a)	902	4,212
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Saia, Inc. (a)	679	$ 7,938
Universal Truckload Services, Inc. (a)	950	12,768
USA Truck, Inc. (a)	448	5,932
Vitran Corp., Inc. (a)	1,009	9,182
Werner Enterprises, Inc.	2,867	57,168
YRC Worldwide, Inc. (a)	41,835	10,459
		600,670
Trading Companies & Distributors - 0.3%
Aceto Corp.	1,030	5,809
Beacon Roofing Supply, Inc. (a)	2,214	30,841
DXP Enterprises, Inc. (a)	417	7,569
Fastenal Co.	6,106	276,419
H&E Equipment Services, Inc. (a)	1,376	9,371
Houston Wire & Cable Co.	827	7,476
Kaman Corp.	1,107	23,657
Lawson Products, Inc.	640	8,678
Mitsui & Co. Ltd. sponsored ADR	42	10,794
Rush Enterprises, Inc.:
Class A (a)	1,112	14,117
Class B (a)	666	7,659
Titan Machinery, Inc. (a)	891	13,312
		415,702
Transportation Infrastructure - 0.0%
China Infrastructure Investment Corp. (a)	4,160	2,837
Grupo Aeroportuario Norte SAB de CV ADR (a)	213	2,524
		5,361
TOTAL INDUSTRIALS		6,907,868
INFORMATION TECHNOLOGY - 52.0%
Communications Equipment - 7.9%
Acme Packet, Inc. (a)	2,587	86,923
ADC Telecommunications, Inc. (a)	4,657	59,004
Adtran, Inc.	2,300	72,289
Alvarion Ltd. (a)	3,179	5,881
Anaren, Inc. (a)	855	11,645
Arris Group, Inc. (a)	4,934	40,311
Aruba Networks, Inc. (a)	3,616	66,426
AudioCodes Ltd. (a)	2,112	5,555
Aviat Networks, Inc. (a)	3,226	12,710
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Bel Fuse, Inc. Class B (non-vtg.)	395	$ 7,319
BigBand Networks, Inc. (a)	3,083	8,324
Black Box Corp.	832	23,462
Blue Coat Systems, Inc. (a)	1,702	32,049
Brocade Communications Systems, Inc. (a)	18,270	91,715
Ceragon Networks Ltd. (a)	1,425	12,056
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,264	4,070
Ciena Corp. (a)	3,889	48,496
Cisco Systems, Inc. (a)	236,511	4,742,046
Cogo Group, Inc. (a)	1,648	10,053
Comtech Telecommunications Corp. (a)	1,073	21,857
DG FastChannel, Inc. (a)	1,170	18,533
Digi International, Inc. (a)	1,744	13,220
Ditech Networks, Inc. (a)	1,734	2,011
DragonWave, Inc. (a)	1,493	8,765
EchoStar Holding Corp. Class A (a)	1,942	36,238
EMCORE Corp. (a)(d)	2,918	2,407
EMS Technologies, Inc. (a)	712	10,338
Endwave Corp. (a)	950	2,252
EXFO, Inc. (sub. vtg.) (a)	967	5,351
Extreme Networks, Inc. (a)	3,756	10,291
F5 Networks, Inc. (a)	3,298	288,344
Finisar Corp. (a)	3,001	38,383
Gilat Satellite Networks Ltd. (a)	2,587	12,081
Globecomm Systems, Inc. (a)	769	5,237
Harmonic, Inc. (a)	4,689	27,243
Hughes Communications, Inc. (a)	909	21,125
Infinera Corp. (a)	4,129	34,849
InterDigital, Inc. (a)(d)	1,845	45,608
Ituran Location & Control Ltd.	1,584	21,305
Ixia (a)	3,200	36,128
JDS Uniphase Corp. (a)	9,046	83,133
KVH Industries, Inc. (a)	545	6,796
Loral Space & Communications Ltd. (a)	800	42,832
Meru Networks, Inc. (a)	612	7,834
Mitel Networks, Inc. (a)	2,123	13,800
NETGEAR, Inc. (a)	1,344	28,385
Network Engines, Inc. (a)	2,092	2,782
Network Equipment Technologies, Inc. (a)	1,438	3,897
Occam Networks, Inc. (a)	1,472	6,845
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Oclaro, Inc. (a)	2,004	$ 20,521
Oplink Communications, Inc. (a)	1,206	18,958
Opnext, Inc. (a)	2,528	3,489
ORBCOMM, Inc. (a)	1,585	2,916
Orckit Communications Ltd. (a)	822	1,891
Parkervision, Inc. (a)(d)	1,142	891
PC-Tel, Inc. (a)	1,190	6,831
Polycom, Inc. (a)	3,398	96,775
Powerwave Technologies, Inc. (a)	5,568	9,466
QUALCOMM, Inc.	67,926	2,602,245
RADWARE Ltd. (a)	992	24,145
Research In Motion Ltd. (a)	23,159	992,595
Riverbed Technology, Inc. (a)	2,928	112,318
SeaChange International, Inc. (a)	1,398	10,821
ShoreTel, Inc. (a)	2,886	13,333
Sierra Wireless, Inc. (a)	1,836	15,205
Silicom Ltd. (a)	368	4,409
Sonus Networks, Inc. (a)	11,238	33,264
Sycamore Networks, Inc.	1,246	27,312
Symmetricom, Inc. (a)	2,609	13,254
Tekelec (a)	2,801	30,699
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	10,026	96,550
Telestone Technologies Corp. (a)	334	3,100
Tellabs, Inc.	14,905	105,826
Telular Corp. (a)	976	2,908
Tollgrade Communications, Inc. (a)	758	5,488
UTStarcom, Inc. (a)	4,438	8,388
ViaSat, Inc. (a)	1,466	51,237
Westell Technologies, Inc. Class A (a)	5,281	10,562
ZST Digital Networks, Inc.	1,072	6,389
		10,529,990
Computers & Peripherals - 8.8%
ActivIdentity Corp. (a)	2,336	4,415
Apple, Inc. (a)	37,752	9,187,676
Avid Technology, Inc. (a)	1,654	18,326
Concurrent Computer Corp. (a)	384	1,989
Cray, Inc. (a)	1,965	10,591
Dell, Inc. (a)	81,000	953,370
Dot Hill Systems Corp. (a)	3,638	3,929
Electronics for Imaging, Inc. (a)	2,240	23,845
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hutchinson Technology, Inc. (a)	1,126	$ 3,232
iGO, Inc. (a)	1,457	2,302
Immersion Corp. (a)	1,424	6,579
Intevac, Inc. (a)	971	9,147
Isilon Systems, Inc. (a)	2,736	54,583
LaserCard Corp. (a)	536	1,855
Logitech International SA (a)(d)	7,574	111,641
NetApp, Inc. (a)	14,176	573,277
Novatel Wireless, Inc. (a)	2,130	12,375
Presstek, Inc. (a)	1,700	2,975
QLogic Corp. (a)	4,738	70,572
Rimage Corp. (a)	426	6,518
SanDisk Corp. (a)	9,629	320,068
Seagate Technology (a)	20,503	207,695
Silicon Graphics International Corp. (a)	1,078	6,398
Smart Technologies, Inc. Class A (a)	1,650	18,957
STEC, Inc. (a)	2,006	22,387
Stratasys, Inc. (a)	770	17,487
Super Micro Computer, Inc. (a)	1,302	11,764
Synaptics, Inc. (a)	1,440	38,045
Transact Technologies, Inc. (a)	1,334	10,285
Xyratex Ltd. (a)	1,254	15,098
		11,727,381
Electronic Equipment & Components - 1.3%
Acacia Research Corp. - Acacia Technologies (a)	1,517	22,785
Agilysys, Inc.	1,120	4,861
Brightpoint, Inc. (a)	3,334	19,871
CalAmp Corp. (a)	2,893	7,435
Cogent, Inc. (a)	3,840	42,240
Cognex Corp.	1,915	37,343
Coherent, Inc. (a)	1,040	38,636
Comverge, Inc. (a)(d)	1,155	7,658
CPI International, Inc. (a)	944	13,320
Daktronics, Inc.	1,878	17,296
DDi Corp.	877	6,858
DTS, Inc. (a)	907	31,790
Echelon Corp. (a)	1,952	14,767
Electro Rent Corp.	1,152	13,628
Electro Scientific Industries, Inc. (a)	1,424	15,450
FARO Technologies, Inc. (a)	736	13,498
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Flextronics International Ltd. (a)	34,133	$ 168,276
FLIR Systems, Inc. (a)	6,272	157,553
Funtalk China Holdings Ltd. (a)(d)	1,653	13,092
HLS Systems International Ltd. (a)	2,123	21,294
I. D. Systems Inc. (a)	641	1,282
ICx Technologies, Inc. (a)	1,152	8,813
Identive Group, Inc. (a)	1,664	2,513
Insight Enterprises, Inc. (a)	2,278	29,933
IPG Photonics Corp. (a)	1,670	36,172
Itron, Inc. (a)	1,645	88,830
Littelfuse, Inc. (a)	854	31,803
LoJack Corp. (a)	1,121	3,722
Magal Security Systems Ltd. (a)	1,606	4,513
Maxwell Technologies, Inc. (a)	912	10,269
Measurement Specialties, Inc. (a)	555	8,225
Mercury Computer Systems, Inc. (a)	1,014	11,225
Microvision, Inc. (a)(d)	3,661	9,519
Molex, Inc.	4,182	73,812
Molex, Inc. Class A (non-vtg.)	3,270	49,312
MTS Systems Corp.	827	22,040
Multi-Fineline Electronix, Inc. (a)	1,190	24,800
National Instruments Corp.	3,254	93,813
Newport Corp. (a)	1,302	12,330
NU Horizons Electronics Corp. (a)	1,718	5,515
Orbotech Ltd. (a)	1,504	15,266
OSI Systems, Inc. (a)	763	22,570
PC Connection, Inc. (a)	737	4,798
PC Mall, Inc. (a)	593	2,491
Planar Systems, Inc. (a)	2,072	4,641
Plexus Corp. (a)	1,846	42,495
Power-One, Inc. (a)	3,926	39,967
RadiSys Corp. (a)	998	9,042
Richardson Electronics Ltd.	1,281	11,273
Rofin-Sinar Technologies, Inc. (a)	1,195	24,378
Sanmina-SCI Corp. (a)	3,287	29,682
ScanSource, Inc. (a)	1,286	32,099
SMART Modular Technologies (WWH), Inc. (a)	2,257	10,585
Spectrum Control, Inc. (a)	422	4,984
Tech Data Corp. (a)	2,155	78,011
Trimble Navigation Ltd. (a)	4,755	133,758
TTM Technologies, Inc. (a)	3,101	25,614
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Universal Display Corp. (a)	1,600	$ 31,536
Viasystems Group, Inc. (a)	755	10,774
X-Rite, Inc. (a)	3,408	11,212
Zygo Corp. (a)	1,073	8,627
		1,749,895
Internet Software & Services - 7.4%
Akamai Technologies, Inc. (a)	7,060	325,254
Ancestry.com, Inc.	1,717	33,052
Archipelago Learning, Inc.	1,122	11,725
Art Technology Group, Inc. (a)	6,065	21,167
Autobytel, Inc. (a)	1,873	1,591
Baidu.com, Inc. sponsored ADR (a)	10,993	862,181
China Finance Online Co. Ltd. ADR (a)	976	6,988
comScore, Inc. (a)	1,158	21,064
Constant Contact, Inc. (a)	1,200	21,264
CryptoLogic Ltd.	512	722
DealerTrack Holdings, Inc. (a)	2,022	29,814
Digital River, Inc. (a)	1,622	42,772
DivX, Inc. (a)	1,228	9,449
EarthLink, Inc.	4,752	40,677
eBay, Inc. (a)	53,929	1,253,310
Equinix, Inc. (a)	1,846	168,374
GigaMedia Ltd. (a)	2,273	4,569
Google, Inc. Class A (a)	10,175	4,578,954
GSI Commerce, Inc. (a)	2,626	59,794
HSW International, Inc. (a)	188	1,139
IAC/InterActiveCorp (a)	4,356	107,985
InfoSpace, Inc. (a)	1,494	10,473
Innodata Isogen, Inc. (a)	1,345	3,618
Internap Network Services Corp. (a)	2,439	10,036
Internet Brands, Inc. Class A (a)	1,536	15,898
Internet Capital Group, Inc. (a)	1,552	13,060
Internet Gold Golden Lines Ltd. (a)	768	13,809
Internet Initiative Japan, Inc. sponsored ADR	758	4,942
iPass, Inc.	2,566	2,771
j2 Global Communications, Inc. (a)	1,833	39,538
Keynote Systems, Inc.	720	7,243
KIT Digital, Inc. (a)	792	6,803
Ku6 Media Co. Ltd. sponsored ADR (a)	1,793	5,128
Limelight Networks, Inc. (a)	3,547	14,046
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Liquidity Services, Inc. (a)	1,270	$ 16,345
LivePerson, Inc. (a)	2,448	17,503
Local.com Corp. (a)	318	1,078
LogMeIn, Inc. (a)	901	29,526
LoopNet, Inc. (a)	1,408	14,840
Marchex, Inc. Class B	1,910	7,659
Market Leader, Inc. (a)	918	1,909
MediaMind Technologies, Inc. (a)	750	8,850
Mercadolibre, Inc. (a)	1,830	120,670
ModusLink Global Solutions, Inc. (a)	1,776	10,319
Move, Inc. (a)	6,593	12,395
NaviSite, Inc. (a)	3,829	11,410
NetEase.com, Inc. sponsored ADR (a)	3,142	124,832
NIC, Inc.	2,625	19,005
Open Text Corp. (a)	2,357	103,763
OpenTable, Inc. (a)	921	49,089
Openwave Systems, Inc. (a)	3,798	6,153
Perficient, Inc. (a)	1,617	14,036
QuinStreet, Inc. (d)	1,869	20,054
RADVision Ltd. (a)	1,440	9,677
RealNetworks, Inc. (a)	5,910	15,957
Saba Software, Inc. (a)	1,713	8,942
Salary.com, Inc. (a)	1,024	2,908
SAVVIS, Inc. (a)	2,438	42,689
Selectica, Inc. (a)	364	1,853
Sify Technologies Ltd. sponsored ADR (a)(d)	1,537	1,891
Sina Corp. (a)	2,497	106,922
Sohu.com, Inc. (a)(d)	1,488	72,168
Stamps.com, Inc. (a)	720	8,237
Subaye, Inc. (a)	578	4,849
Support.com, Inc. (a)	2,928	11,126
TechTarget, Inc. (a)	1,600	7,104
Terremark Worldwide, Inc. (a)	2,257	18,914
The Knot, Inc. (a)	1,398	9,870
TheStreet.com, Inc.	1,169	3,273
Travelzoo, Inc. (a)	801	14,626
United Online, Inc.	3,459	17,053
ValueClick, Inc. (a)	4,000	43,600
VeriSign, Inc. (a)	7,730	225,175
VistaPrint Ltd. (a)	1,814	55,654
Vocus, Inc. (a)	875	12,968
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Web.com, Inc. (a)	1,408	$ 6,153
WebMD Health Corp. (a)	2,387	121,594
WebMediaBrands, Inc. (a)	1,809	1,176
Yahoo!, Inc. (a)	57,172	747,810
Zix Corp. (a)(d)	4,390	11,721
		9,922,556
IT Services - 2.3%
Acorn Energy, Inc. (a)	1,174	5,166
Acxiom Corp. (a)	3,430	42,515
Automatic Data Processing, Inc.	20,705	799,420
Cass Information Systems, Inc.	410	13,448
China Information Technology, Inc. (a)	2,026	10,252
Cognizant Technology Solutions Corp. Class A (a)	12,416	715,224
Computer Task Group, Inc. (a)	764	4,798
CSG Systems International, Inc. (a)	1,446	26,462
Diamond Management & Technology Consultants, Inc.	1,920	23,981
Echo Global Logistics, Inc.	1,497	18,802
Edgewater Technology, Inc. (a)	934	2,587
Euronet Worldwide, Inc. (a)	2,118	29,821
ExlService Holdings, Inc. (a)	1,318	21,892
Fiserv, Inc. (a)	6,201	310,236
Forrester Research, Inc. (a)	1,040	31,918
Hackett Group, Inc. (a)	1,808	7,160
iGate Corp.	2,177	34,157
Information Services Group, Inc. (a)	1,329	1,994
Infosys Technologies Ltd. sponsored ADR	4,430	253,795
Integral Systems, Inc. (a)	1,398	9,450
Lionbridge Technologies, Inc. (a)	2,289	10,209
LML Payment Systems, Inc. (a)(d)	2,558	3,939
ManTech International Corp. Class A (a)	853	30,188
NCI, Inc. Class A (a)	523	10,015
Ness Technologies, Inc. (a)	1,254	5,355
Online Resources Corp. (a)	1,041	4,112
Paychex, Inc.	15,138	376,785
PFSweb, Inc. (a)	161	419
PRG-Schultz International, Inc. (a)	1,846	9,599
Rainmaker Systems, Inc. (a)	2,561	2,561
RightNow Technologies, Inc. (a)	1,526	25,515
Sapient Corp.	4,921	51,326
SPS Commerce, Inc. (a)	565	5,757
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Syntel, Inc.	1,555	$ 59,860
Teletech Holdings, Inc. (a)	2,870	36,392
Telvent GIT SA (a)	1,314	24,913
Virtusa Corp. (a)	1,066	9,402
Yucheng Technologies Ltd. (a)	529	1,714
		3,031,139
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	2,438	69,776
Semiconductors & Semiconductor Equipment - 8.8%
Actel Corp. (a)	1,062	15,187
Advanced Analogic Technologies, Inc. (a)	3,005	9,736
Advanced Energy Industries, Inc. (a)	1,600	22,576
Aixtron AG sponsored ADR	200	4,934
Alpha & Omega Semiconductor Ltd. (a)	874	9,701
Altera Corp.	12,220	301,467
Amkor Technology, Inc. (a)	8,171	41,427
ANADIGICS, Inc. (a)	3,216	12,912
Applied Materials, Inc.	55,628	577,975
Applied Micro Circuits Corp. (a)	2,581	27,823
ARM Holdings PLC sponsored ADR	3,239	54,027
ASM International NV unit (a)	368	8,100
ASML Holding NV	4,419	109,282
Atheros Communications, Inc. (a)	2,823	69,615
Atmel Corp. (a)	19,046	110,467
ATMI, Inc. (a)	1,377	17,591
AuthenTec, Inc. (a)	1,121	1,861
Avago Technologies Ltd.	9,975	200,996
Axcelis Technologies, Inc. (a)	4,865	6,616
AXT, Inc. (a)	1,333	7,225
Broadcom Corp. Class A	18,409	551,718
Brooks Automation, Inc. (a)	3,206	21,737
Cabot Microelectronics Corp. (a)	1,046	31,307
Camtek Ltd. (a)	1,585	3,646
Canadian Solar, Inc. (a)(d)	1,746	20,550
Cavium Networks, Inc. (a)	1,632	39,396
Ceva, Inc. (a)	1,120	13,552
China Sunergy Co. Ltd. ADR (a)(d)	1,408	5,435
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	3,526	3,173
Cirrus Logic, Inc. (a)	2,774	41,943
Cohu, Inc.	944	10,837
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Conexant Systems, Inc. (a)	2,768	$ 4,124
Cree, Inc. (a)	4,357	233,274
Cymer, Inc. (a)	1,286	37,847
Cypress Semiconductor Corp. (a)	6,453	68,305
Diodes, Inc. (a)	1,734	25,577
DSP Group, Inc. (a)	1,392	9,368
Energy Conversion Devices, Inc. (a)	1,931	8,709
Entegris, Inc. (a)	5,568	21,437
Entropic Communications, Inc. (a)	3,465	26,369
Evergreen Solar, Inc. (a)	9,400	6,298
Exar Corp. (a)	1,872	10,184
Ezchip Semiconductor Ltd. (a)	1,088	23,816
FEI Co. (a)	1,552	25,856
First Solar, Inc. (a)(d)	3,517	449,648
FormFactor, Inc. (a)	1,979	13,893
FSI International, Inc. (a)	1,766	4,786
GSI Technology, Inc. (a)	1,301	7,546
GT Solar International, Inc. (a)	6,331	48,939
Himax Technologies, Inc. sponsored ADR	3,745	9,063
Hittite Microwave Corp. (a)	1,430	60,847
Ikanos Communications, Inc. (a)	1,984	1,708
Integrated Device Technology, Inc. (a)	7,601	38,917
Integrated Silicon Solution, Inc. (a)	1,078	7,147
Intel Corp.	230,369	4,082,139
Intersil Corp. Class A	5,270	52,674
IXYS Corp. (a)	1,734	16,404
JA Solar Holdings Co. Ltd. ADR (a)(d)	5,110	31,478
KLA-Tencor Corp.	6,845	191,728
Kopin Corp. (a)	3,526	9,926
Kulicke & Soffa Industries, Inc. (a)	3,062	17,576
Lam Research Corp. (a)	5,264	190,083
Lattice Semiconductor Corp. (a)	5,217	21,651
Linear Technology Corp.	9,246	264,898
LTX-Credence Corp. (a)	6,494	14,027
Marvell Technology Group Ltd. (a)	26,389	420,641
Mattson Technology, Inc. (a)	2,321	4,828
Maxim Integrated Products, Inc.	12,500	198,375
Mellanox Technologies Ltd. (a)	1,356	22,510
Micrel, Inc.	3,382	29,914
Microchip Technology, Inc. (d)	7,691	212,964
Micron Technology, Inc. (a)	41,452	267,987
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microsemi Corp. (a)	3,302	$ 46,228
Microtune, Inc. (a)	3,350	7,638
Mindspeed Technologies, Inc. (a)	1,256	8,038
MIPS Technologies, Inc. (a)	2,128	14,024
MKS Instruments, Inc. (a)	2,091	36,091
Monolithic Power Systems, Inc. (a)	1,478	24,254
MoSys, Inc. (a)	1,632	6,985
Nanometrics, Inc. (a)	854	11,316
Netlogic Microsystems, Inc. (a)	2,595	62,669
Nova Measuring Instruments Ltd. (a)	1,169	5,424
Novellus Systems, Inc. (a)	4,048	94,318
NVE Corp. (a)	224	8,602
NVIDIA Corp. (a)	22,882	213,489
NXP Semiconductors NV (d)	10,300	114,073
O2Micro International Ltd. sponsored ADR (a)	1,734	10,265
Omnivision Technologies, Inc. (a)	2,241	45,941
ON Semiconductor Corp. (a)	17,366	107,322
PDF Solutions, Inc. (a)	1,440	4,982
Pericom Semiconductor Corp. (a)	1,446	12,219
Photronics, Inc. (a)	2,385	10,256
Pixelworks, Inc. (a)	637	1,675
PLX Technology, Inc. (a)	2,241	7,507
PMC-Sierra, Inc. (a)	9,531	65,955
Power Integrations, Inc.	1,066	29,198
QuickLogic Corp. (a)(d)	1,649	5,128
Rambus, Inc. (a)	4,755	84,782
Ramtron International Corp. (a)	1,302	4,466
RF Micro Devices, Inc. (a)	11,894	58,043
Rubicon Technology, Inc. (a)(d)	1,014	24,853
Rudolph Technologies, Inc. (a)	1,158	9,154
Semtech Corp. (a)	2,774	46,035
Sigma Designs, Inc. (a)	1,222	11,609
Silicon Image, Inc. (a)	3,478	12,590
Silicon Laboratories, Inc. (a)	1,931	73,648
Silicon Motion Technology Corp. sponsored ADR (a)	1,313	6,342
Siliconware Precision Industries Co. Ltd. sponsored ADR	4,636	20,723
Skyworks Solutions, Inc. (a)	7,062	126,127
Solarfun Power Holdings Co. Ltd. ADR (a)	1,910	20,017
Spreadtrum Communications, Inc. ADR (a)	1,427	16,425
Standard Microsystems Corp. (a)	1,019	18,464
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
SunPower Corp.:
Class A (a)	2,236	$ 24,171
Class B (a)	1,770	18,302
Supertex, Inc. (a)	526	11,577
Tessera Technologies, Inc. (a)	1,942	29,518
Tower Semiconductor Ltd. (a)(d)	7,466	10,303
TranSwitch Corp. (a)	857	2,485
Trident Microsystems, Inc. (a)	8,742	13,288
TriQuint Semiconductor, Inc. (a)	6,337	44,042
Ultra Clean Holdings, Inc. (a)	1,137	9,630
Ultratech, Inc. (a)	1,061	17,623
Varian Semiconductor Equipment Associates, Inc. (a)	3,190	79,176
Veeco Instruments, Inc. (a)(d)	1,602	53,234
Verigy Ltd. (a)	2,678	22,401
Vimicro International Corp. sponsored ADR (a)	2,151	7,163
Virage Logic Corp. (a)	1,393	16,716
Volterra Semiconductor Corp. (a)	1,350	27,068
Xilinx, Inc.	11,149	269,248
Zoran Corp. (a)	1,985	16,039
		11,705,132
Software - 15.5%
ACI Worldwide, Inc. (a)	1,649	31,315
Activision Blizzard, Inc.	52,204	558,061
Actuate Corp. (a)	1,856	7,405
Adobe Systems, Inc. (a)	21,623	600,254
Advent Software, Inc. (a)	1,078	53,544
Allot Communications Ltd. (a)	1,008	5,020
American Software, Inc. Class A	902	4,609
ANSYS, Inc. (a)	3,830	148,527
ArcSight, Inc. (a)	1,352	51,917
Ariba, Inc. (a)	3,633	56,203
AsiaInfo Holdings, Inc. (a)	3,075	54,920
Aspen Technology, Inc. (a)	3,803	36,433
Authentidate Holding Corp. (a)	6,585	4,478
Autodesk, Inc. (a)	9,347	259,379
Blackbaud, Inc.	1,734	36,102
Blackboard, Inc. (a)(d)	1,431	47,352
BluePhoenix Solutions Ltd. (a)	1,344	2,083
BMC Software, Inc. (a)	7,448	268,575
Bottomline Technologies, Inc. (a)	1,110	15,551
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
BroadSoft, Inc. (a)	1,130	$ 9,232
CA, Inc.	21,259	382,875
Cadence Design Systems, Inc. (a)	11,062	75,222
Callidus Software, Inc. (a)	2,833	9,462
CDC Corp. Class A (a)	1,506	5,316
CDC Software Corp. ADR	645	3,509
Changyou.com Ltd. (A Shares) ADR (a)	398	10,619
Check Point Software Technologies Ltd. (a)	8,593	299,810
China TransInfo Technlgy Corp. (a)	927	5,766
Cinedigm Digital Cinema Corp. (a)	1,168	1,705
Citrix Systems, Inc. (a)	7,663	443,994
ClickSoftware Technologies Ltd. (a)	1,176	6,539
CommVault Systems, Inc. (a)	1,702	41,784
Compuware Corp. (a)	9,602	68,942
Concur Technologies, Inc. (a)	2,051	95,925
Convio, Inc. (a)	848	7,030
Deltek, Inc. (a)	2,470	17,661
DemandTec, Inc. (a)	1,206	8,997
Descartes Systems Group, Inc. (a)	3,184	17,917
Digimarc Corp. (a)	416	8,220
ebix.com, Inc. (a)(d)	1,372	25,574
Electronic Arts, Inc. (a)	13,617	207,523
Epicor Software Corp. (a)	2,752	18,686
EPIQ Systems, Inc.	1,600	19,920
Evolving Systems, Inc.	1,413	9,467
FalconStor Software, Inc. (a)	2,705	8,494
Fortinet, Inc.	2,795	56,990
Fundtech Ltd. (a)	800	10,400
Geeknet, Inc. (a)	3,440	5,057
Glu Mobile, Inc. (a)(d)	5,910	6,678
Guidance Software, Inc. (a)	1,378	6,807
Informatica Corp. (a)	3,958	127,289
Interactive Intelligence, Inc. (a)	1,110	16,550
Intuit, Inc. (a)	12,942	553,918
Jack Henry & Associates, Inc.	3,318	78,106
JDA Software Group, Inc. (a)	1,660	38,130
Kenexa Corp. (a)	1,035	11,530
KongZhong Corp. sponsored ADR (a)	1,066	5,660
Lawson Software, Inc. (a)	6,376	48,458
Magic Software Enterprises Ltd.	2,918	7,091
Magma Design Automation, Inc. (a)	2,795	8,776
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Majesco Entertainment Co. (a)	2,133	$ 1,280
Manhattan Associates, Inc. (a)	983	25,602
Mentor Graphics Corp. (a)	3,894	35,396
MICROS Systems, Inc. (a)	3,190	121,539
Microsoft Corp.	363,073	8,524,954
MicroStrategy, Inc. Class A (a)	400	31,172
Monotype Imaging Holdings, Inc. (a)	1,654	12,231
Motricity, Inc. (a)(d)	1,800	13,248
Net 1 UEPS Technologies, Inc. (a)	2,133	24,551
NetScout Systems, Inc. (a)	1,990	31,502
Nice Systems Ltd. sponsored ADR (a)	1,686	45,185
Novell, Inc. (a)	14,806	83,210
Nuance Communications, Inc. (a)	12,032	176,630
Opnet Technologies, Inc.	1,094	17,231
Oracle Corp.	208,283	4,557,232
Parametric Technology Corp. (a)	4,424	75,429
Pegasystems, Inc.	1,734	37,975
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,680	41,966
Pervasive Software, Inc. (a)	1,713	8,240
Phoenix Technologies Ltd. (a)	2,509	10,161
Progress Software Corp. (a)	1,798	48,025
QAD, Inc.	1,761	6,974
QLIK Technologies, Inc.	3,000	55,890
Quest Software, Inc. (a)	3,792	81,263
Radiant Systems, Inc. (a)	1,408	25,217
RealPage, Inc.	2,850	47,795
Renaissance Learning, Inc.	1,280	10,240
Retalix Ltd. (a)	838	9,830
Rovi Corp. (a)	4,215	183,395
S1 Corp. (a)	2,864	13,948
Scientific Learning Corp. (a)	2,097	10,191
Shanda Games Ltd. sponsored ADR	3,998	22,629
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,326	54,737
Smith Micro Software, Inc. (a)	1,425	10,901
Sonic Foundry, Inc. (a)	350	3,500
Sonic Solutions, Inc. (a)(d)	1,763	14,192
Sourcefire, Inc. (a)	998	25,319
SRS Labs, Inc. (a)	456	4,090
SS&C Technologies Holdings, Inc. (a)	3,024	42,608
SuccessFactors, Inc. (a)	3,102	65,452
Symantec Corp. (a)	33,296	453,824
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Synchronoss Technologies, Inc. (a)	1,334	$ 20,624
Synopsys, Inc. (a)	6,117	140,018
Take-Two Interactive Software, Inc. (a)	3,046	25,343
Taleo Corp. Class A (a)	1,500	38,445
TeleCommunication Systems, Inc. Class A (a)	1,600	4,928
TeleNav, Inc.	1,883	10,545
The9 Ltd. sponsored ADR (a)(d)	838	4,483
THQ, Inc. (a)	3,536	12,553
TIBCO Software, Inc. (a)	6,473	93,794
TigerLogic Corp. (a)	1,052	4,303
TiVo, Inc. (a)	4,374	34,380
Ulticom, Inc. (a)	814	6,300
Ultimate Software Group, Inc. (a)	1,040	34,237
Unica Corp. (a)	1,056	22,292
Vasco Data Security International, Inc. (a)	1,616	9,639
Veraz Networks, Inc. (a)	5,766	4,440
Verint Systems, Inc. (a)	1,300	30,654
Versant Corp. (a)	336	3,763
Voltaire Ltd. (a)	1,156	5,503
Wave Systems Corp. Class A (a)	3,433	7,141
Websense, Inc. (a)	1,734	33,726
		20,645,222
TOTAL INFORMATION TECHNOLOGY		69,381,091
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	1,386	25,184
Altair Nanotechnologies, Inc. (a)(d)	5,697	2,450
American Pacific Corp. (a)	560	2,621
Ampal-American Israel Corp. Class A (a)	2,080	3,411
Balchem Corp.	1,280	31,296
Cereplast, Inc. (a)	480	1,886
China Agritech, Inc. (a)(d)	787	11,962
Hawkins, Inc.	592	18,038
Innophos Holdings, Inc.	863	25,174
Innospec, Inc. (a)	1,088	13,502
KMG Chemicals, Inc.	545	7,243
Landec Corp. (a)	1,142	6,281
Methanex Corp.	3,942	84,145
Penford Corp. (a)	507	2,464
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Senomyx, Inc. (a)	1,601	$ 6,532
ShengdaTech, Inc. (a)	2,160	9,590
Sigma Aldrich Corp.	5,020	266,913
TPC Group, Inc. (a)	744	12,931
Yongye International, Inc. (a)(d)	1,386	10,949
Zagg, Inc. (a)(d)	2,452	8,459
Zoltek Companies, Inc. (a)	1,366	11,625
		562,656
Construction Materials - 0.0%
United States Lime & Minerals, Inc. (a)	368	14,080
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	320	7,568
Silgan Holdings, Inc.	3,176	94,931
		102,499
Metals & Mining - 0.6%
Century Aluminum Co. (a)	3,697	36,970
China Gerui Adv Mat Group Ltd. (a)(d)	1,672	8,611
China Natural Resources, Inc. (a)	870	8,439
China Precision Steel, Inc. (a)(d)	2,039	2,834
DRDGOLD Ltd. sponsored ADR (d)	1,034	4,177
Globe Specialty Metals, Inc. (a)	2,942	32,156
Gulf Resources, Inc. (a)	1,248	10,833
Haynes International, Inc.	464	13,586
Horsehead Holding Corp. (a)	1,668	13,211
Kaiser Aluminum Corp.	875	32,305
Olympic Steel, Inc.	512	11,284
Pan American Silver Corp.	4,443	110,053
Qiao Xing Universal Telephone, Inc. (a)	913	1,479
Randgold Resources Ltd. sponsored ADR	2,629	243,156
Royal Gold, Inc.	2,187	107,316
Schnitzer Steel Industries, Inc. Class A	923	40,834
Silver Standard Resources, Inc. (a)	3,306	58,219
Steel Dynamics, Inc.	8,686	118,998
Sutor Technology Group Ltd. (a)	2,108	3,478
Universal Stainless & Alloy Products, Inc. (a)	500	10,285
US Energy Corp. (a)	1,149	4,665
		872,889
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,411	$ 12,007
TOTAL MATERIALS		1,564,131
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.5%
012 Smile.Communications Ltd.	1,122	23,865
8x8, Inc. (a)	2,555	3,500
Alaska Communication Systems Group, Inc.	1,750	16,905
Arbinet-thexchange, Inc. (a)	252	1,938
Atlantic Tele-Network, Inc.	587	25,036
Cbeyond, Inc. (a)	1,174	14,029
City Telecom (HK) Ltd. sponsored ADR	598	7,164
Cogent Communications Group, Inc. (a)	1,888	16,463
Consolidated Communications Holdings, Inc.	1,377	23,877
General Communications, Inc. Class A (a)	2,406	21,678
Global Crossing Ltd. (a)	2,171	26,703
Globalstar, Inc. (a)(d)	11,331	16,997
HickoryTech Corp.	608	4,682
Iridium Communications, Inc. (a)	2,616	22,681
Level 3 Communications, Inc. (a)(d)	66,768	68,771
Neutral Tandem, Inc. (a)	1,378	15,571
PAETEC Holding Corp. (a)	5,910	24,231
SureWest Communications (a)	752	4,625
Telefonos de Mexico SA de CV Series A sponsored ADR	187	2,564
tw telecom, inc. (a)	6,400	112,224
VocalTec Communications Ltd. (a)	450	11,840
Warwick Valley Telephone Co.	609	8,617
Windstream Corp.	19,070	219,972
		693,933
Wireless Telecommunication Services - 1.3%
America Movil SAB de CV Series A sponsored ADR	315	14,622
Clearwire Corp. Class A (a)	9,531	61,094
FiberTower Corp. (a)	1,477	5,302
ICO Global Communications Holdings Ltd. Class A (a)	6,775	9,079
Leap Wireless International, Inc. (a)	3,014	31,255
Millicom International Cellular SA	4,516	415,833
NII Holdings, Inc. (a)	6,778	245,703
NTELOS Holdings Corp.	1,931	31,244
Partner Communications Co. Ltd. ADR	614	10,137
SBA Communications Corp. Class A (a)	4,983	178,391
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Shenandoah Telecommunications Co.	950	$ 16,046
Terrestar Corp. (a)(d)	5,864	1,613
USA Mobility, Inc.	1,430	20,535
Vodafone Group PLC sponsored ADR	29,666	717,324
		1,758,178
TOTAL TELECOMMUNICATION SERVICES		2,452,111
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	971	36,238
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)(d)	960	4,915
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	3,072	2,826
Water Utilities - 0.1%
Artesian Resources Corp. Class A	399	7,146
Cadiz, Inc. (a)	1,257	13,827
Connecticut Water Service, Inc.	496	11,220
Consolidated Water Co., Inc.	752	6,926
Middlesex Water Co.	544	8,927
Southwest Water Co.	1,686	18,512
Tri-Tech Holding, Inc.	275	2,970
York Water Co.	454	6,969
		76,497
TOTAL UTILITIES		120,476
TOTAL COMMON STOCKS (Cost $130,598,273)		133,253,909
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	78,681	$ 78,681
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	3,495,406	3,495,406
TOTAL MONEY MARKET FUNDS (Cost $3,574,087)		3,574,087
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $134,172,360)		136,827,996
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(3,373,190)
NET ASSETS - 100%		$ 133,454,806
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 105
Fidelity Securities Lending Cash Central Fund	106,298
Total	$ 106,403
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 19,584,690	$ 19,584,690	$ -	$ -
Consumer Staples	2,684,021	2,684,021	-	-
Energy	1,965,611	1,965,611	-	-
Financials	9,751,676	9,749,463	2,213	-
Health Care	18,842,234	18,842,234	-	-
Industrials	6,907,868	6,907,868	-	-
Information Technology	69,381,091	69,381,091	-	-
Materials	1,564,131	1,564,131	-	-
Telecommunication Services	2,452,111	2,452,111	-	-
Utilities	120,476	120,476	-	-
Money Market Funds	3,574,087	3,574,087	-	-
Total Investments in Securities:	$ 136,827,996	$ 136,825,783	$ 2,213	$ -
Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $134,431,726. Net unrealized appreciation aggregated $2,396,270, of which $21,586,794 related to appreciated investment securities and $19,190,524 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series 100 Index Fund

August 31, 2010

1..855575.103

HUN-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Automobiles - 0.6%
Ford Motor Co. (a)(d)	2,979,968	$ 33,643,839
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	941,074	68,754,866
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	300,192	37,472,967
Media - 2.9%
Comcast Corp. Class A	2,468,263	42,256,663
News Corp. Class A	1,971,557	24,782,471
The Walt Disney Co.	1,713,288	55,836,056
Time Warner, Inc.	996,987	29,889,670
		152,764,860
Multiline Retail - 0.6%
Target Corp.	644,242	32,959,421
Specialty Retail - 1.3%
Home Depot, Inc.	1,469,921	40,878,503
Lowe's Companies, Inc.	1,250,218	25,379,425
		66,257,928
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	339,901	23,793,070
TOTAL CONSUMER DISCRETIONARY		415,646,951
CONSUMER STAPLES - 14.5%
Beverages - 3.9%
PepsiCo, Inc.	1,410,755	90,542,256
The Coca-Cola Co.	2,018,135	112,854,109
		203,396,365
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	385,750	21,814,163
CVS Caremark Corp.	1,190,457	32,142,339
Wal-Mart Stores, Inc.	1,817,248	91,116,815
Walgreen Co.	855,899	23,006,565
		168,079,882
Food Products - 1.4%
Campbell Soup Co.	163,710	6,099,835
H.J. Heinz Co.	276,633	12,791,510
Kraft Foods, Inc. Class A	1,525,145	45,678,093
Sara Lee Corp.	578,458	8,352,934
		72,922,372
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 3.5%
Colgate-Palmolive Co.	429,032	$ 31,679,723
Procter & Gamble Co.	2,519,248	150,323,528
		182,003,251
Personal Products - 0.2%
Avon Products, Inc.	374,754	10,905,341
Tobacco - 2.3%
Altria Group, Inc.	1,821,762	40,661,728
Philip Morris International, Inc.	1,619,963	83,330,897
		123,992,625
TOTAL CONSUMER STAPLES		761,299,836
ENERGY - 12.6%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	375,315	14,104,338
Halliburton Co.	791,906	22,339,668
National Oilwell Varco, Inc.	366,545	13,778,427
Schlumberger Ltd.	1,194,871	63,722,470
		113,944,903
Oil, Gas & Consumable Fuels - 10.4%
Chevron Corp.	1,757,097	130,306,314
ConocoPhillips	1,301,934	68,260,400
Devon Energy Corp.	390,934	23,565,502
Exxon Mobil Corp.	4,471,914	264,558,430
Occidental Petroleum Corp.	710,461	51,920,490
Williams Companies, Inc.	511,103	9,266,297
		547,877,433
TOTAL ENERGY		661,822,336
FINANCIALS - 15.2%
Capital Markets - 2.2%
Bank of New York Mellon Corp.	1,061,043	25,751,514
Goldman Sachs Group, Inc.	450,321	61,666,958
Morgan Stanley	1,222,768	30,190,142
		117,608,614
Commercial Banks - 2.9%
Regions Financial Corp.	1,098,658	7,064,371
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	1,676,838	$ 34,878,230
Wells Fargo & Co.	4,557,677	107,333,293
		149,275,894
Consumer Finance - 1.1%
American Express Co.	1,050,825	41,896,393
Capital One Financial Corp.	399,363	15,119,883
		57,016,276
Diversified Financial Services - 6.0%
Bank of America Corp.	8,776,505	109,267,487
Citigroup, Inc. (a)	19,773,534	73,557,546
JPMorgan Chase & Co.	3,480,437	126,548,689
NYSE Euronext	228,315	6,333,458
		315,707,180
Insurance - 3.0%
Allstate Corp.	470,541	12,986,932
Berkshire Hathaway, Inc. Class B (a)(d)	1,448,074	114,079,270
MetLife, Inc.	783,050	29,442,680
		156,508,882
TOTAL FINANCIALS		796,116,846
HEALTH CARE - 11.5%
Biotechnology - 1.3%
Amgen, Inc. (a)	837,974	42,770,193
Gilead Sciences, Inc. (a)	733,610	23,372,815
		66,143,008
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	521,757	22,205,978
Medtronic, Inc.	963,585	30,333,656
		52,539,634
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	994,332	31,540,211
Pharmaceuticals - 8.6%
Abbott Laboratories	1,350,263	66,621,976
Bristol-Myers Squibb Co.	1,504,317	39,232,587
Johnson & Johnson	2,412,673	137,570,614
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	2,727,748	$ 95,907,620
Pfizer, Inc.	7,056,000	112,402,080
		451,734,877
TOTAL HEALTH CARE		601,957,730
INDUSTRIALS - 9.3%
Aerospace & Defense - 3.3%
General Dynamics Corp.	337,423	18,851,823
Honeywell International, Inc.	670,232	26,199,369
Lockheed Martin Corp.	272,612	18,951,986
Raytheon Co.	333,344	14,640,468
The Boeing Co.	663,982	40,589,220
United Technologies Corp.	816,229	53,226,293
		172,459,159
Air Freight & Logistics - 1.5%
FedEx Corp.	273,969	21,383,280
United Parcel Service, Inc. Class B	866,437	55,278,681
		76,661,961
Industrial Conglomerates - 3.5%
3M Co.	623,769	48,997,055
General Electric Co.	9,339,482	135,235,699
		184,232,754
Machinery - 0.7%
Caterpillar, Inc.	549,131	35,781,376
Road & Rail - 0.3%
Norfolk Southern Corp.	323,714	17,376,968
TOTAL INDUSTRIALS		486,512,218
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	4,995,934	100,168,477
QUALCOMM, Inc.	1,434,946	54,972,781
		155,141,258
Computers & Peripherals - 6.2%
Apple, Inc. (a)	795,984	193,718,626
Dell, Inc. (a)	1,507,346	17,741,462
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	1,798,182	$ 32,798,840
Hewlett-Packard Co.	2,042,144	78,581,701
		322,840,629
Internet Software & Services - 1.8%
Google, Inc. Class A (a)	211,738	95,286,335
IT Services - 2.9%
International Business Machines Corp.	1,121,759	138,234,362
MasterCard, Inc. Class A	84,677	16,796,530
		155,030,892
Office Electronics - 0.2%
Xerox Corp.	1,206,341	10,181,518
Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.	4,867,211	86,246,979
Texas Instruments, Inc.	1,069,165	24,622,870
		110,869,849
Software - 4.4%
Microsoft Corp.	6,669,707	156,604,720
Oracle Corp.	3,424,624	74,930,773
		231,535,493
TOTAL INFORMATION TECHNOLOGY		1,080,885,974
MATERIALS - 2.4%
Chemicals - 1.6%
Dow Chemical Co.	1,010,270	24,620,280
E.I. du Pont de Nemours & Co.	792,577	32,313,364
Monsanto Co.	477,237	25,126,528
		82,060,172
Metals & Mining - 0.7%
Alcoa, Inc.	893,155	9,119,113
Freeport-McMoRan Copper & Gold, Inc.	412,654	29,702,835
		38,821,948
Paper & Forest Products - 0.1%
Weyerhaeuser Co. (d)	185,106	2,906,164
TOTAL MATERIALS		123,788,284
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	5,169,006	$ 139,718,232
Verizon Communications, Inc.	2,472,735	72,970,410
		212,688,642
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	2,607,711	10,639,461
TOTAL TELECOMMUNICATION SERVICES		223,328,103
UTILITIES - 1.5%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	418,904	14,833,391
Entergy Corp.	165,596	13,055,589
Exelon Corp.	577,854	23,530,215
Southern Co.	721,278	26,463,690
		77,882,885
TOTAL COMMON STOCKS (Cost $6,917,377,917)		5,229,241,163
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.21% to 0.29% 12/16/10 to 6/30/11 (e) (Cost $4,341,690)	$ 4,350,000	4,343,007
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	629	$ 629
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	147,516,050	147,516,050
TOTAL MONEY MARKET FUNDS (Cost $147,516,679)		147,516,679
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $7,069,236,286)		5,381,100,849
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(138,378,501)
NET ASSETS - 100%		$ 5,242,722,348
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
113 CME E-mini S&P 500 Index Contracts	Sept. 2010	$ 5,922,895	$ (92,141)
26 CME S&P 500 Index Contracts	Sept. 2010	6,813,950	186,542
TOTAL EQUITY INDEX CONTRACTS		$ 12,736,845	$ 94,401

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,597,853.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,579
Fidelity Securities Lending Cash Central Fund	214,725
Total	$ 245,304
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 415,646,951	$ 415,646,951	$ -	$ -
Consumer Staples	761,299,836	761,299,836	-	-
Energy	661,822,336	661,822,336	-	-
Financials	796,116,846	796,116,846	-	-
Health Care	601,957,730	601,957,730	-	-
Industrials	486,512,218	486,512,218	-	-
Information Technology	1,080,885,974	1,080,885,974	-	-
Materials	123,788,284	123,788,284	-	-
Telecommunication Services	223,328,103	223,328,103	-	-
Utilities	77,882,885	77,882,885	-	-
U.S. Government and Government Agency Obligations	4,343,007	-	4,343,007	-
Money Market Funds	147,516,679	147,516,679	-	-
Total Investments in Securities:	$ 5,381,100,849	$ 5,376,757,842	$ 4,343,007	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 186,542	$ 186,542	$ -	$ -
Liabilities
Futures Contracts	$ (92,141)	$ (92,141)	$ -	$ -
Total Derivative Instruments:	$ 94,401	$ 94,401	$ -	$ -
Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $7,082,357,926. Net unrealized depreciation aggregated $1,701,257,077, of which $215,234,372 related to appreciated investment securities and $1,916,491,449 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 1, 2010